UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number   811-4647
                                   ------------


                       AXP SPECIAL TAX-EXEMPT SERIES TRUST
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    6/30
                         --------------

AXP(R) California Tax-Exempt Fund

AXP(R) Massachusetts Tax-Exempt Fund

AXP(R) Michigan Tax-Exempt Fund

AXP(R) Minnesota Tax-Exempt Fund

AXP(R) New York Tax-Exempt Fund

AXP(R) Ohio Tax-Exempt Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   June 30, 2004

Each Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax as well as from the respective state and local income tax.

(logo)                                                                  (logo)
American                                                                AMERICAN
   Express(R)                                                            EXPRESS
 Funds                                                                  (R)

Table of Contents

Fund Snapshots                                                       3-8
   AXP California Tax-Exempt Fund                                      3
   AXP Massachusetts Tax-Exempt Fund                                   4
   AXP Michigan Tax-Exempt Fund                                        5
   AXP Minnesota Tax-Exempt Fund                                       6
   AXP New York Tax-Exempt Fund                                        7
   AXP Ohio Tax-Exempt Fund                                            8

Questions & Answers  with Portfolio Management                         9

The Funds' Long-term Performance                                   22-33
   AXP California Tax-Exempt Fund                                     22
   AXP Massachusetts Tax-Exempt Fund                                  24
   AXP Michigan Tax-Exempt Fund                                       26
   AXP Minnesota Tax-Exempt Fund                                      28
   AXP New York Tax-Exempt Fund                                       30
   AXP Ohio Tax-Exempt Fund                                           32

Investments in Securities                                          34-70
   AXP California Tax-Exempt Fund                                     34
   AXP Massachusetts Tax-Exempt Fund                                  42
   AXP Michigan Tax-Exempt Fund                                       47
   AXP Minnesota Tax-Exempt Fund                                      52
   AXP New York Tax-Exempt Fund                                       61
   AXP Ohio Tax-Exempt Fund                                           66

Financial Statements                                                  71

Notes to Financial Statements                                         78

Report of Independent Registered  Public Accounting Firm             106

Federal Income Tax Information                                       107

Fund Expenses Example                                                120

Board Members and Officers                                           124

Proxy Voting                                                         126

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American Express(R) Funds' reports to shareholders have been awarded the
Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

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2   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

AXP California Tax-Exempt Fund

PORTFOLIO MANAGERS

Portfolio manager            Since                    Years in industry
Terry Fettig, CFA*           2/03                            26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For California investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 8/18/86        B: 3/20/95        C: 6/26/00

Ticker symbols
A: ICALX          B: ACABX          C: --

Total net assets                                         $219.3 million

Number of holdings                                                  116

Effective maturity(1)                                        14.6 years

Effective duration(2)                                         7.0 years

Weighted average bond rating(3)                                      AA

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT    LONG
           X       X    HIGH
           X       X    MEDIUM  SIZE
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           57.8%
AA bonds                                                             7.7
A bonds                                                              5.9
BBB bonds                                                           22.0

Non-investment grade bonds                                           6.6

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                             54.8%
Non-insured                                                         45.2

SEC YIELDS

As of June 30, 2004

Class A        Class B      Class C
 3.45%          2.87%        2.87%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 16 for additional performance information.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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3   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

AXP Massachusetts Tax-Exempt Fund

PORTFOLIO MANAGERS

Portfolio manager            Since                    Years in industry
Terry Fettig, CFA*           2/03                            26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For Massachusetts investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from respective state and local tax.

Inception dates
A: 7/2/87         B: 3/20/95        C: 6/26/00

Ticker symbols
A: IDMAX          B: AXMBX          C: --

Total net assets                                          $81.6 million

Number of holdings                                                   56

Effective maturity(1)                                        11.7 years

Effective duration(2)                                         6.6 years

Weighted average bond rating(3)                                      AA

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT    LONG
           X       X    HIGH
           X       X    MEDIUM  SIZE
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           68.8%
AA bonds                                                            19.2
A bonds                                                              1.3
BBB bonds                                                            7.2
Non-investment grade bonds                                           3.5

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                             55.2%
Non-insured                                                         44.8

SEC YIELDS

As of June 30, 2004

Class A        Class B      Class C
 3.18%          2.59%        2.62%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 17 for additional performance information.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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4   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

AXP Michigan Tax-Exempt Fund

PORTFOLIO MANAGERS

Portfolio manager            Since                    Years in industry
Terry Fettig, CFA*           2/03                            26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For Michigan investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates
A: 7/2/87         B: 3/20/95        C: 6/26/00

Ticker symbols
A: INMIX          B: --             C: --

Total net assets                                          $64.8 million

Number of holdings                                                   57

Effective maturity(1)                                        12.1 years

Effective duration(2)                                         6.6 years

Weighted average bond rating(3)                                      AA

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT    LONG
           X       X    HIGH
           X       X    MEDIUM  SIZE
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           61.5%
AA bonds                                                            27.8
A bonds                                                              4.7
BBB bonds                                                            2.9
Non-investment grade bonds                                           3.1

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                             75.2%
Non-insured                                                         24.8

SEC YIELDS

As of June 30, 2004

Class A        Class B      Class C
 3.02%          2.41%        2.36%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 18 for additional performance information.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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5   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

AXP Minnesota Tax-Exempt Fund

PORTFOLIO MANAGERS

Portfolio manager            Since                    Years in industry
Terry Fettig, CFA*           2/03                            26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For Minnesota investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local tax.

Inception dates
A: 8/18/86        B: 3/20/95        C: 6/26/00

Ticker symbols
A: IMNTX          B: IDSMX          C: --

Total net assets                                         $415.8 million

Number of holdings                                                  160

Effective maturity(1)                                        11.6 years

Effective duration(2)                                         6.7 years

Weighted average bond rating(3)                                      AA

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT    LONG
           X       X    HIGH
           X       X    MEDIUM  SIZE
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           65.9%
AA bonds                                                            19.3
A bonds                                                              3.4
BBB bonds                                                            3.4
Non-investment grade bonds                                           8.0

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                             45.9%
Non-insured                                                         54.1

SEC YIELDS

As of June 30, 2004

Class A        Class B      Class C
 3.32%          2.74%        2.73%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 19 for additional performance information.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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6   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

AXP New York Tax-Exempt Fund

PORTFOLIO MANAGERS

Portfolio manager            Since                    Years in industry
Terry Fettig, CFA*           2/03                            26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For New York investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 8/18/86        B: 3/20/95        C: 6/26/00

Ticker symbols
A: INYKX          B: --             C: --

Total net assets                                          $96.1 million

Number of holdings                                                   71

Effective maturity(1)                                        11.4 years

Effective duration(2)                                         6.3 years

Weighted average bond rating(3)                                      AA

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT    LONG
           X       X    HIGH
           X       X    MEDIUM  SIZE
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           50.6%
AA bonds                                                            30.1
A bonds                                                             14.9
Non-investment grade bonds                                           4.4

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                             47.2%
Non-insured                                                         52.8

SEC YIELDS

As of June 30, 2004

Class A        Class B      Class C
 3.26%          2.61%        2.65%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 20 for additional performance information.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

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7   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

AXP Ohio Tax-Exempt Fund

PORTFOLIO MANAGERS

Portfolio manager            Since                    Years in industry
Terry Fettig, CFA*           2/03                            26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For Ohio investors, this Fund seeks to provide a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

Inception dates
A: 7/2/87         B: 3/20/95        C: 6/26/00

Ticker symbols
A: IOHIX          B: --             C: --

Total net assets                                          $68.6 million

Number of holdings                                                   56

Effective maturity(1)                                        11.3 years

Effective duration(2)                                         6.5 years

Weighted average bond rating(3)                                      AA

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

        DURATION
SHORT     INT    LONG
           X       X    HIGH
           X       X    MEDIUM  SIZE
                        LOW

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                           55.0%
AA bonds                                                            35.6
A bonds                                                              3.0
BBB bonds                                                            4.8
Non-investment grade bonds                                           1.6

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

INSURED/NON-INSURED COMPOSITION

Percentage of portfolio assets

Insured                                                             53.7%
Non-insured                                                         46.3

SEC YIELDS

As of June 30, 2004

Class A        Class B      Class C
 2.98%          2.28%        2.36%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 21 for additional performance information.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
8   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, the Funds' portfolio management team discusses each Fund's positioning and results for the 2004 fiscal year.

Q: How did the AXP state tax-exempt funds perform for the 12-month period ended June 30, 2004?

A: All Fund returns are for Class A shares, excluding sales charges. All returns are for the 12 months ended June 30, 2004.

    o AXP California Tax-Exempt Fund gained 0.25%, compared to the Lipper California Municipal Debt Funds Index, which rose 0.62%. The Lehman Brothers California Municipal Bond Index returned 1.24% for the same period.

    o AXP Massachusetts Tax-Exempt Fund declined 0.24%, compared to the Lipper Massachusetts Municipal Debt Funds Index, which rose 0.15%. The Lehman Brothers Massachusetts Municipal Bond Index returned 0.46% for the same period.

    o AXP Michigan Tax-Exempt Fund gained 0.19%, compared to the Lipper Michigan Municipal Debt Funds Index, which produced a total return of -0.21%. The Lehman Brothers Michigan Municipal Bond Index returned 0.43% for the same period.

    o AXP Minnesota Tax-Exempt Fund increased 0.32%, compared to the Lipper Minnesota Municipal Debt Funds Index, which gained 0.82%. The Lehman Brothers Minnesota Municipal Bond Index returned 0.88% for the same period.

(bar graph)
                         AXP CALIFORNIA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2004
 1.5%                            (bar 2)
                                 +1.24%
 1.0%                                             (bar 3)           (bar 4)
                                                  +0.76%            +0.62%
 0.5%          (bar 1)
               +0.25%
 0.0%

-0.5%

-1.0%

(bar 1) AXP California Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers California Municipal Bond Index (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index (unmanaged)
(bar 4) Lipper California Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)
Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

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9   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

(begin callout quote)> We anticipate an improved credit picture overall, as state revenues have generally been increasing and their budgets appear to be on the mend.(end callout quote)

    o AXP New York Tax-Exempt Fund fell 0.02%, while the Lipper New York Municipal Debt Funds Index increased 0.36%. The Lehman Brothers New York Municipal Bond Index returned 0.74% for the same period.

    o AXP Ohio Tax-Exempt Fund declined 0.67%, while the Lipper Ohio Municipal Debt Funds Index rose 0.23%. The Lehman Brothers Ohio Municipal Bond Index returned 0.44% for the same period.

    A broad barometer applicable to each of the Funds, the Lehman Brothers Municipal Bond Index, gained 0.76% for the same 12-month period.

Q: What factors most significantly affected each Fund's performance during the annual period?

A: Certain bond holdings during the first half of the fiscal period negatively affected results relative to each Fund's benchmarks and peers. We gradually modified each Fund's portfolio in an effort to achieve better positioning. While this helped results, it was not enough to allow us to overcome underperformance compared to the Funds' benchmarks for the fiscal year. AXP California Tax-Exempt Fund was particularly affected by its less-than-benchmark position in the state's general

(bar graph)
                        AXP MASSACHUSETTS TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2004
 1.5%

 1.0%                                             (bar 3)
                                 (bar 2)          +0.76%
 0.5%                            +0.46%                             (bar 4)
                                                                     +0.15%
 0.0%          (bar 1)
               -0.24%
-0.5%

-1.0%

(bar 1) AXP Massachusetts Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Massachusetts Municipal Bond Index (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index (unmanaged)
(bar 4) Lipper Massachusetts Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
10   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

    obligation tax-exempt bonds, which performed strongly after its May 2004 upgrade.

    Exposure to bonds rated BBB and, in certain Funds, to non-rated bonds helped each of the Funds' performance, as certain bonds outperformed higher-quality bonds for the fiscal year overall. Steering clear of non-enhanced tobacco bonds hurt the Funds' performance during the first half of the fiscal year, but helped the Funds' performance during the second half. A non-enhanced tobacco bond is backed by the master tobacco-settlement agreement, but does not have the extra credit enhancement of being backed by its respective state.

    The tax-exempt bond market was volatile between June 2003 and June 2004, and slightly outperformed the taxable bond market. The Lehman Brothers Municipal Bond Index gained 0.76% for the 12 months ended June 30, 2004 compared to the Lehman Brothers Aggregate Bond Index's 0.32% return.

    In July 2003, the Lehman Brothers Municipal Bond Index declined more in one month than it had in nine years, was relatively flat in August, and in September, moved up more in one month than it had in eight years. Concerns about credit

(bar graph)
                          AXP MICHIGAN TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2004
 1.5%

 1.0%                                             (bar 3)
                                 (bar 2)          +0.76%
 0.5%          (bar 1)           +0.43%
               +0.19%
 0.0%                                                               (bar 4)
                                                                    -0.21%
-0.5%

-1.0%

(bar 1) AXP Michigan Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Michigan Municipal Bond Index (unmanaged)
(bar 3) Lehman Brothers Municipal Bond Index (unmanaged)
(bar 4) Lipper Michigan Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
11   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

    quality in several states and municipalities, widespread state budget deficits, and the ripple effect of a rising equity market dominated. However, an improving U.S. economy helped boost investor sentiment toward municipal bonds by the end of 2003. During the second half of the fiscal year, tax-exempt interest rates increased, reflecting indicators of an uptick in inflation, anticipation of a potentially imminent interest rate hike by the Federal Reserve Board, jitters over stronger-than-anticipated economic growth, and a backup in U.S. Treasury rates.

    The fundamentals of the tax-exempt bond market remained strong throughout. The municipal credit quality picture improved along with the recovering U.S. economy as many issuers continued to cut expenses, raise taxes, and/or increase revenue-producing user fees. Perhaps most notably, the state of California was upgraded by Moody's, an independent rating agency, in May 2004. Indeed, while some issuers continued to face budget deficits, the asset class, with only pockets of exception, maintained a high credit quality and an extremely low default rate overall.

(bar graph)
                          AXP MINNESOTA TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2004
 1.5%

 1.0%                            (bar 2)          (bar 3)           (bar 4)
                                 +0.88%           +0.76%            +0.82%
 0.5%          (bar 1)
               +0.32%
 0.0%

-0.5%

-1.0%

(bar 1) AXP Minnesota Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Minnesota Municipal Bond Index (unmanaged) (bar 3) Lehman Brothers Municipal Bond Index (unmanaged)
(bar 4) Lipper Minnesota Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)
Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
12   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

    Our general focus was to position the Funds to take advantage of the positive trends in the municipal bond market, by managing the funds ever closer to their respective benchmarks in terms of duration, maturity, credit quality and sector diversification.

Q: What changes did you make to the portfolios and how are they currently positioned?

A: During the annual period, we continued to upgrade the overall credit quality of the portfolios. In those Funds with non-rated or non-investment grade bonds in their portfolios, we reduced exposure to these securities and redeployed those assets into investment grade bonds. Non-rated bonds do not usually react to market movements like investment grade bonds. So, in a down market they tend to hold up better, but in an up market they are often a drag on performance.

    We also continued the process of moving from a concentration in intermediate-term bonds to a laddered structure that more closely mirrored the various Lehman Brothers Municipal Bond indices. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. We believe this staggered-maturity approach should help to reduce the volatility and

(bar graph)
                          AXP NEW YORK TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2004
 1.5%

 1.0%                            (bar 2)          (bar 3)
                                  +0.74%          +0.76%
 0.5%                                                               (bar 4)
                                                                    +0.36%
 0.0%          (bar 1)
               -0.02%
-0.5%

-1.0%

(bar 1) AXP New York Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers New York Municipal Bond Index (unmanaged)
(bar 3) Lehman Brothers Municipal Bond Index (unmanaged)
(bar 4) Lipper New York Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
13   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

    risks associated with interest rate movements and produce more consistent returns for the Funds. We also sought to disperse the call dates within the portfolios across a wider spectrum.

    We avoided purchasing any bonds subject to the alternative minimum tax (AMT) and opportunistically sought to reduce existing holdings in AMT-subject bonds. As more and more investors become subject to the tax, we believe this is going to become an increasingly important advantage for our shareholders.

    In each Fund, we continued to diversify holdings by sector as well as by coupon, maturity, and type of obligation.

Q:  How do you intend to manage the Funds in the coming months?

A: We expect the U.S. economy to continue to improve and interest rates to move higher over the coming months. Typically, rising rates are negative for the bond market. However municipal bonds have historically weathered this environment better than taxable bonds over time. We expect the supply/demand balance within the municipal bond market to remain fairly healthy. Supply will likely be lower than last year's record-setting level, but still heavy. Demand should continue to absorb supply,

(bar graph)
                            AXP OHIO TAX-EXEMPT FUND
                             PERFORMANCE COMPARISON
                        For the year ended June 30, 2004
 1.5%

 1.0%                                             (bar 3)
                                                  +0.76%
 0.5%                            (bar 2)                            (bar 4)
                                 +0.44%                             +0.23%
 0.0%

-0.5%          (bar 1)
               -0.67%
-1.0%

(bar 1) AXP Ohio Tax-Exempt Fund Class A (excluding sales charge)
(bar 2) Lehman Brothers Ohio Municipal Bond Index (unmanaged)
(bar 3) Lehman Brothers Municipal Bond Index (unmanaged)
(bar 4) Lipper Ohio Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B and Class C may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
14   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

    although there is uncertainty regarding the demand of the retail buyer in the months ahead depending on the direction of both rates and the equity market. We anticipate an improved credit picture overall, as state revenues have generally been increasing and their budgets appear to be on the mend.

    Given this view, we intend to maintain a focus on seeking higher-quality securities with good structure and on maintaining the Funds' neutral-to-benchmark durations. Each Fund's emphasis continues to be on generating a high level of income generally exempt from federal income tax as well as from the respective state and local taxes.

--------------------------------------------------------------------------------
15   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

AXP California Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                                Class A                Class B                Class C
(Inception dates)              (8/18/86)              (3/20/95)              (6/26/00)
                           NAV(1)   POP(2)      NAV(1)   After CDSC(3)  NAV(1)    After CDSC(4)
as of June 30, 2004
1 year                     +0.25%   -4.52%      -0.50%      -4.31%      -0.50%       -0.50%
3 years                    +4.34%   +2.67%      +3.63%      +2.70%      +3.62%       +3.62%
5 years                    +4.63%   +3.61%      +3.85%      +3.68%        N/A          N/A
10 years                   +5.29%   +4.78%        N/A         N/A         N/A          N/A
Since inception            +5.97%   +5.68%      +4.30%      +4.30%      +4.57%       +4.57%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
16   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

AXP Massachusetts Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                                Class A                Class B                Class C
(Inception dates)              (7/2/87)               (3/20/95)              (6/26/00)
                           NAV(1)   POP(2)      NAV(1)   After CDSC(3)  NAV(1)    After CDSC(4)
as of June 30, 2004
1 year                     -0.24%   -4.98%      -0.99%      -4.81%      -0.97%       -0.97%
3 years                    +4.10%   +2.42%      +3.32%      +2.37%      +3.32%       +3.32%
5 years                    +4.16%   +3.15%      +3.38%      +3.21%        N/A          N/A
10 years                   +5.09%   +4.58%        N/A         N/A         N/A          N/A
Since inception            +5.96%   +5.65%      +4.12%      +4.12%      +4.50%       +4.50%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
17   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

AXP Michigan Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                                Class A                Class B                Class C
(Inception dates)              (7/2/87)               (3/20/95)              (6/26/00)
                           NAV(1)   POP(2)      NAV(1)   After CDSC(3)  NAV(1)    After CDSC(4)
as of June 30, 2004

1 year                     +0.19%   -4.57%      -0.56%      -4.37%      -0.57%       -0.57%
3 years                    +4.62%   +2.94%      +3.84%      +2.91%      +3.83%       +3.83%
5 years                    +4.49%   +3.47%      +3.70%      +3.53%        N/A          N/A
10 years                   +5.21%   +4.70%        N/A         N/A         N/A          N/A
Since inception            +6.15%   +5.84%      +4.21%      +4.21%      +4.92%       +4.92%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
18   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

AXP Minnesota Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                                Class A                Class B                Class C
(Inception dates)              (8/18/86)              (3/20/95)              (6/26/00)
                           NAV(1)   POP(2)      NAV(1)   After CDSC(3)  NAV(1)    After CDSC(4)
as of June 30, 2004
1 year                     +0.32%   -4.45%      -0.44%      -4.31%      -0.44%       -0.44%
3 years                    +4.70%   +3.02%      +3.91%      +2.98%      +3.91%       +3.91%
5 years                    +4.61%   +3.60%      +3.83%      +3.66%        N/A          N/A
10 years                   +5.44%   +4.93%        N/A         N/A         N/A          N/A
Since inception            +6.16%   +5.88%      +4.47%      +4.47%      +4.92%       +4.92%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
19   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

AXP New York Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                                Class A                Class B                Class C
(Inception dates)              (8/18/86)              (3/20/95)              (6/26/00)
                           NAV(1)   POP(2)      NAV(1)   After CDSC(3)  NAV(1)    After CDSC(4)
as of June 30, 2004
1 year                     -0.02%   -4.77%      -0.78%      -4.57%      -0.78%       -0.78%
3 years                    +4.50%   +2.82%      +3.71%      +2.78%      +3.78%       +3.78%
5 years                    +4.67%   +3.66%      +3.89%      +3.72%        N/A          N/A
10 years                   +5.20%   +4.69%        N/A         N/A         N/A          N/A
Since inception            +5.90%   +5.61%      +4.28%      +4.28%      +4.94%       +4.94%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
20   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Questions & Answers

AXP Ohio Tax-Exempt Fund

AVERAGE ANNUAL TOTAL RETURNS
                                Class A                Class B                Class C
(Inception dates)              (7/2/87)               (3/20/95)              (6/26/00)
                           NAV(1)   POP(2)      NAV(1)   After CDSC(3)  NAV(1)    After CDSC(4)
as of June 30, 2004
1 year                     -0.67%   -5.39%      -1.43%      -5.23%      -1.44%       -1.44%
3 years                    +4.04%   +2.36%      +3.25%      +2.33%      +3.18%       +3.18%
5 years                    +4.17%   +3.16%      +3.39%      +3.22%        N/A          N/A
10 years                   +5.05%   +4.54%        N/A         N/A         N/A          N/A
Since inception            +5.96%   +5.65%      +4.06%      +4.06%      +4.25%       +4.25%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

--------------------------------------------------------------------------------
21   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP California Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers California Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper California Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                     Class A
                                           Short-term       Long-term
Fiscal year ended               Income    capital gains   capital gains  Total
June 30, 2004                  $0.21          $--          $0.06         $0.27
June 30, 2003                   0.23           --             --          0.23
June 30, 2002                   0.24           --             --          0.24
June 30, 2001                   0.25           --             --          0.25
June 30, 2000                   0.26           --             --          0.26

--------------------------------------------------------------------------------
22   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(line chart)
                                  VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP CALIFORNIA TAX-EXEMPT FUND
AXP California Tax-Exempt
  Fund Class A
  (includes sales charge)      $ 9,525  $10,146 $10,755  $11,591  $12,495  $12,725 $13,004  $14,044  $14,839  $15,916  $15,956
Lehman Brothers California
  Municipal Bond Index(1)      $10,000  $10,906 $11,696  $12,705  $13,855  $14,280 $14,773  $16,119  $17,257  $18,625  $18,856
Lehman Brothers Municipal
  Bond Index(2)                $10,000  $10,882 $11,605  $12,562  $13,650  $14,027 $14,483  $15,928  $17,030  $18,518  $18,659
Lipper California Municipal
  Debt Funds Index(3)          $10,000  $10,772 $11,474  $12,434  $13,536  $13,816 $14,088  $15,350  $16,296  $17,533  $17,642
                                 '94      '95     '96      '97      '98      '99     '00      '01       '02      '03     '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                             Since
                                                        1 year     3 years    5 years   10 years    inception(4)
AXP California Tax-Exempt Fund (includes sales charge)
Class A    Cumulative value of $10,000                  $9,548    $10,823    $11,940    $15,956       $26,832
           Average annual total return                  -4.52%     +2.67%     +3.61%     +4.78%        +5.68%
Lehman Brothers California Municipal Bond Index(1)
           Cumulative value of $10,000                 $10,124    $11,699    $13,200    $18,856        N/A(5)
           Average annual total return                  +1.24%     +5.37%     +5.71%     +6.57%        N/A(5)
Lehman Brothers Municipal Bond Index(2)
           Cumulative value of $10,000                 $10,076    $11,716    $13,300    $18,659       $33,888
           Average annual total return                  +0.76%     +5.42%     +5.87%     +6.44%        +7.05%
Lipper California Municipal Debt Funds Index(3)
           Cumulative value of $10,000                 $10,062    $11,494    $12,769    $17,642       $30,283
           Average annual total return                  +0.62%     +4.75%     +5.01%     +5.84%        +6.38%

Results for other share classes can be found on page 16.

(1) The Lehman Brothers California Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of California. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper California Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(4)  Fund data is from Aug. 18, 1986. Index data is from Sept. 1, 1986.

(5)  The Fund began operating before the inception of its benchmark.

--------------------------------------------------------------------------------
23   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP Massachusetts Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers Massachusetts Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper Massachusetts Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                     Class A
                              Short-term Long-term
Fiscal year ended               Income    capital gains  capital gains    Total
June 30, 2004                  $0.18        $0.06          $  --         $0.24
June 30, 2003                   0.19           --           0.02          0.21
June 30, 2002                   0.22           --             --          0.22
June 30, 2001                   0.27           --             --          0.27
June 30, 2000                   0.28           --             --          0.28

--------------------------------------------------------------------------------
24   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(line chart)
                                 VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP MASSACHUSETTS TAX-EXEMPT FUND
AXP Massachusetts
  Tax-Exempt Fund Class A
  (includes sales charge)      $ 9,525  $10,147 $10,752  $11,592  $12,543  $12,770 $12,775  $13,879  $14,703  $15,693  $15,655
Lehman Brothers Massachusetts
  Municipal Bond Index(1)      $10,000  $10,925 $11,634  $12,595  $13,667  $14,018 $14,483  $15,991  $17,147  $18,695  $18,781
Lehman Brothers Municipal
  Bond Index(2)                $10,000  $10,882 $11,605  $12,562  $13,650  $14,027 $14,483  $15,928  $17,030  $18,518  $18,659
Lipper Massachusetts Municipal
  Debt Funds Index(3)          $10,000  $10,756 $11,414  $12,299  $13,327  $13,551 $13,730  $15,080  $16,030  $17,402  $17,428
                                 '94      '95     '96      '97      '98      '99     '00      '01       '02      '03     '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                             Since
                                                        1 year     3 years    5 years   10 years    inception(4)
AXP Massachusetts Tax-Exempt Fund (includes sales charge)
Class A    Cumulative value of $10,000                  $9,502    $10,744    $11,677    $15,655       $25,452
           Average annual total return                  -4.98%     +2.42%     +3.15%     +4.58%        +5.65%
Lehman Brothers Massachusetts Municipal Bond Index(1)
           Cumulative value of $10,000                 $10,046    $11,746    $13,395    $18,781        N/A(5)
           Average annual total return                  +0.46%     +5.51%     +6.02%     +6.59%        N/A(5)
Lehman Brothers Municipal Bond Index(2)
           Cumulative value of $10,000                 $10,076    $11,716    $13,300    $18,659       $32,607
           Average annual total return                  +0.76%     +5.42%     +5.87%     +6.44%        +7.20%
Lipper Massachusetts Municipal Debt Funds Index(3)
           Cumulative value of $10,000                 $10,015    $11,556    $12,860    $17,428        N/A(5)
           Average annual total return                  +0.15%     +4.94%     +5.16%     +5.71%        N/A(5)

Results for other share classes can be found on page 17.

(1) The Lehman Brothers Massachusetts Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Massachusetts. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper Massachusetts Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(4)  Fund data is from July 2, 1987. Index data is from July 1, 1987.

(5) The Fund began operating before the inception of its benchmark and Lipper peer group.

--------------------------------------------------------------------------------
25   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP Michigan Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers Michigan Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper Michigan Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                     Class A
                              Short-term Long-term
Fiscal year ended               Income    capital gains  capital gains    Total
June 30, 2004                  $0.19        $0.05          $0.03         $0.27
June 30, 2003                   0.22           --           0.05          0.27
June 30, 2002                   0.24           --             --          0.24
June 30, 2001                   0.27           --             --          0.27
June 30, 2000                   0.27           --             --          0.27

--------------------------------------------------------------------------------
26   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(line chart)
                                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP MICHIGAN TAX-EXEMPT FUND
AXP Michigan Tax-Exempt
  Fund Class A
  (includes sales charge)      $ 9,525  $10,152 $10,798  $11,567  $12,462  $12,705 $12,687  $13,816  $14,621  $15,791  $15,821
Lehman Brothers Michigan
  Municipal Bond Index(1)      $10,000  $10,935 $11,703  $12,686  $13,814  $14,158 $14,583  $16,123  $17,256  $18,897  $18,978
Lehman Brothers Municipal
  Bond Index(2)                $10,000  $10,882 $11,605  $12,562  $13,650  $14,027 $14,483  $15,928  $17,030  $18,518  $18,659
Lipper Michigan Municipal
  Debt Funds Index(3)          $10,000  $10,699 $11,331  $12,179  $13,133  $13,333 $13,501  $14,770  $15,668  $16,906  $16,870
                                 '94      '95     '96      '97      '98      '99     '00      '01       '02      '03     '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                             Since
                                                        1 year     3 years    5 years   10 years    inception(4)
AXP Michigan Tax-Exempt Fund (includes sales charge)
Class A    Cumulative value of $10,000                  $9,543    $10,908    $11,860    $15,821       $26,241
           Average annual total return                  -4.57%     +2.94%     +3.47%     +4.70%        +5.84%
Lehman Brothers Michigan Municipal Bond Index(1)
           Cumulative value of $10,000                 $10,043    $11,772    $13,408    $18,978        N/A(5)
           Average annual total return                  +0.43%     +5.59%     +6.04%     +6.69%        N/A(5)
Lehman Brothers Municipal Bond Index(2)
           Cumulative value of $10,000                 $10,076    $11,716    $13,300    $18,659       $32,607
           Average annual total return                  +0.76%     +5.42%     +5.87%     +6.44%        +7.20%
Lipper Michigan Municipal Debt Funds Index(3)
           Cumulative value of $10,000                  $9,979    $11,421    $12,654    $16,870        N/A(5)
           Average annual total return                  -0.21%     +4.53%     +4.82%     +5.37%        N/A(5)

Results for other share classes can be found on page 18.

(1) The Lehman Brothers Michigan Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Michigan. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper Michigan Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(4)  Fund data is from July 2, 1987. Index data is from July 1, 1987.

(5) The Fund began operating before the inception of its benchmark and Lipper peer group.

--------------------------------------------------------------------------------
27   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP Minnesota Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers Minnesota Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper Minnesota Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                     Class A
                              Short-term Long-term
Fiscal year ended               Income    capital gains  capital gains    Total
June 30, 2004                  $0.19          $--            $--         $0.19
June 30, 2003                   0.22           --             --          0.22
June 30, 2002                   0.25           --             --          0.25
June 30, 2001                   0.28           --             --          0.28
June 30, 2000                   0.28           --             --          0.28

--------------------------------------------------------------------------------
28   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(line chart)
                                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP MINNESOTA TAX-EXEMPT FUND
AXP Minnesota Tax-Exempt
  Fund Class A
  (includes sales charge)      $ 9,525  $10,170 $10,779  $11,648  $12,584  $12,916 $12,993  $14,101  $14,968  $16,133  $16,185
Lehman Brothers Minnesota
  Municipal Bond Index(1)      $10,000  $10,830 $11,493  $12,404  $13,463  $13,824 $14,232  $15,658  $16,698  $18,104  $18,263
Lehman Brothers Municipal
  Bond Index(2)                $10,000  $10,882 $11,605  $12,562  $13,650  $14,027 $14,483  $15,928  $17,030  $18,518  $18,659
Lipper Minnesota Municipal
  Debt Funds Index(3)          $10,000  $10,761 $11,336  $12,168  $13,124  $13,419 $13,524  $14,747  $15,642  $16,896  $17,035
                                 '94      '95     '96      '97      '98      '99     '00      '01       '02      '03     '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                             Since
                                                        1 year     3 years    5 years   10 years    inception(4)
AXP Minnesota Tax-Exempt Fund (includes sales charge)
Class A    Cumulative value of $10,000                  $9,555    $10,934    $11,934    $16,185       $27,754
           Average annual total return                  -4.45%     +3.02%     +3.60%     +4.93%        +5.88%
Lehman Brothers Minnesota Municipal Bond Index(1)
           Cumulative value of $10,000                 $10,088    $11,662    $13,213    $18,263        N/A(5)
           Average annual total return                  +0.88%     +5.26%     +5.73%     +6.27%        N/A(5)
Lehman Brothers Municipal Bond Index(2)
           Cumulative value of $10,000                 $10,076    $11,716    $13,300    $18,659       $33,888
           Average annual total return                  +0.76%     +5.42%     +5.87%     +6.44%        +7.05%
Lipper Minnesota Municipal Debt Funds Index(3)
           Cumulative value of $10,000                 $10,082    $11,550    $12,696    $17,035        N/A(5)
           Average annual total return                  +0.82%     +4.92%     +4.89%     +5.47%        N/A(5)

Results for other share classes can be found on page 19.

(1) The Lehman Brothers Minnesota Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Minnesota. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper Minnesota Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(4)  Fund data is from Aug. 18, 1986. Index data is from Sept. 1, 1986.

(5) The Fund began operating before the inception of its benchmark and Lipper peer group.

--------------------------------------------------------------------------------
29   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP New York Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers New York Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper New York Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                     Class A
                              Short-term Long-term
Fiscal year ended               Income    capital gains  capital gains    Total
June 30, 2004                  $0.18        $0.05          $0.06         $0.29
June 30, 2003                   0.20           --           0.02          0.22
June 30, 2002                   0.22           --             --          0.22
June 30, 2001                   0.25           --             --          0.25
June 30, 2000                   0.27           --             --          0.27

--------------------------------------------------------------------------------
30   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(line chart)
                                   VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP NEW YORK TAX-EXEMPT FUND
AXP New York Tax-Exempt
  Fund Class A
  (includes sales charge)      $ 9,525  $10,045 $10,570  $11,373  $12,309  $12,579 $12,676  $13,852  $14,581  $15,810  $15,807
Lehman Brothers New York
  Municipal Bond Index(1)      $10,000  $10,824 $11,556  $12,595  $13,752  $14,145 $14,630  $16,140  $17,186  $18,683  $18,821
Lehman Brothers Municipal
  Bond Index(2)                $10,000  $10,882 $11,605  $12,562  $13,650  $14,027 $14,483  $15,928  $17,030  $18,518  $18,659
Lipper New York Municipal
  Debt Funds Index             $10,000  $10,715 $11,306  $12,192  $13,241  $13,434 $13,574  $14,969  $15,819  $17,075  $17,136
                                 '94      '95     '96      '97      '98      '99     '00      '01       '02      '03     '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                             Since
                                                        1 year     3 years    5 years   10 years    inception(4)
AXP New York Tax-Exempt Fund (includes sales charge)
Class A    Cumulative value of $10,000                  $9,523    $10,870    $11,969    $15,807       $26,516
           Average annual total return                  -4.77%     +2.82%     +3.66%     +4.69%        +5.61%
Lehman Brothers New York Municipal Bond Index(1)
           Cumulative value of $10,000                 $10,074    $11,659    $13,307    $18,821        N/A(5)
           Average annual total return                  +0.74%     +5.25%     +5.88%     +6.60%        N/A(5)
Lehman Brothers Municipal Bond Index(2)
           Cumulative value of $10,000                 $10,076    $11,716    $13,300    $18,659       $33,888
           Average annual total return                  +0.76%     +5.42%     +5.87%     +6.44%        +7.05%
Lipper New York Municipal Debt Funds Index(3)
           Cumulative value of $10,000                 $10,036    $11,448    $12,757    $17,136       $29,627
           Average annual total return                  +0.36%     +4.61%     +4.99%     +5.53%        +6.25%

Results for other share classes can be found on page 20.

(1) The Lehman Brothers New York Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper New York Municipal Debt Funds Index, published by Lipper Inc., includes the 30 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(4)  Fund data is from Aug. 18, 1986. Index data is from Sept. 1, 1986.

(5)  The Fund began operating before the inception of its benchmark.

--------------------------------------------------------------------------------
31   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP Ohio Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of three widely cited performance indices, the Lehman Brothers Ohio Municipal Bond Index, the Lehman Brothers Municipal Bond Index and the Lipper Ohio Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                     Class A
                              Short-term Long-term
Fiscal year ended               Income    capital gains  capital gains    Total
June 30, 2004                  $0.17        $0.06          $0.01         $0.24
June 30, 2003                   0.18           --           0.11          0.29
June 30, 2002                   0.22           --             --          0.22
June 30, 2001                   0.27           --             --          0.27
June 30, 2000                   0.27           --             --          0.27

--------------------------------------------------------------------------------
32   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(line chart)
                                     VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP OHIO TAX-EXEMPT FUND
AXP Ohio Tax-Exempt Fund
  Class A
  (includes sales charge)      $ 9,525  $10,118 $10,701  $11,495  $12,400  $12,715 $12,831  $13,851  $14,664  $15,702  $15,597
Lehman Brothers Ohio
  Municipal Bond Index(1)      $10,000  $10,819 $11,492  $12,346  $13,313  $13,675 $14,118  $15,492  $16,587  $18,037  $18,116
Lehman Brothers Municipal
  Bond Index(2)                $10,000  $10,882 $11,605  $12,562  $13,650  $14,027 $14,483  $15,928  $17,030  $18,518  $18,659
Lipper Ohio Municipal
  Debt Funds Index(3)          $10,000  $10,780 $11,411  $12,271  $13,253  $13,513 $13,710  $15,010  $15,944  $17,224  $17,264
                                 '94      '95     '96      '97      '98      '99     '00      '01       '02      '03     '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                             Since
                                                        1 year     3 years    5 years   10 years    inception(4)
AXP Ohio Tax-Exempt Fund (includes sales charge)
Class A    Cumulative value of $10,000                  $9,461    $10,725    $11,683    $15,597       $25,452
           Average annual total return                  -5.39%     +2.36%     +3.16%     +4.54%        +5.65%
Lehman Brothers Ohio Municipal Bond Index(1)
           Cumulative value of $10,000                 $10,044    $11,692    $13,244    $18,116        N/A(5)
           Average annual total return                  +0.44%     +5.35%     +5.78%     +6.20%        N/A(5)
Lehman Brothers Municipal Bond Index(2)
           Cumulative value of $10,000                 $10,076    $11,716    $13,300    $18,659       $32,607
           Average annual total return                  +0.76%     +5.42%     +5.87%     +6.44%        +7.20%
Lipper Ohio Municipal Debt Funds Index(3)
           Cumulative value of $10,000                 $10,023    $11,500    $12,775    $17,264        N/A(5)
           Average annual total return                  +0.23%     +4.77%     +5.02%     +5.61%        N/A(5)

Results for other share classes can be found on page 21.

(1) The Lehman Brothers Ohio Municipal Bond Index, an unmanaged index, is a subset of the Lehman Brothers Municipal Bond Index. The index includes investment-grade, tax-exempt, and fixed-rate bonds issued in the state of Ohio. All securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million.

(2) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(3) The Lipper Ohio Municipal Debt Funds Index, published by Lipper Inc includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(4)  Fund data is from July 2, 1987. Index data is from July 1, 1987.

(5) The Fund began operating before the inception of its benchmark and Lipper peer group.

--------------------------------------------------------------------------------
33   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP California Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (92.8%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

ABAG Finance Authority for Nonprofit Corporations
  Certificates of Participation
  Natl Center for International Schools
  Series 1996
   05-01-26               7.38%             $2,200,000           $2,259,488
ABAG Finance Authority for Nonprofit Corporations
  Revenue Bonds
  San Diego Hospital Association
  Series 2001A
   08-15-20               6.13               1,000,000            1,034,600
Alhambra City Elementary School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1999A (FSA)
   09-01-22               5.95               1,055,000(e)           398,917
Anaheim Public Financing Authority
  Revenue Bonds
  Capital Appreciation Public Improvements
  Zero Coupon Series 1997C (FSA)
   09-01-25               5.61               2,170,000(e)           656,859
Anaheim Union High School District
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   08-01-16               5.38               1,550,000            1,674,884
Beaumont Financing Authority
  Revenue Bonds
  Series 2000A
   09-01-32               7.38               1,955,000            2,059,182
Beverly Hills Public Financing Authority
  Revenue Bonds
  Capital Improvements
  Series 1998A
   06-01-23               5.00               3,000,000            2,997,630
California Educational Facilities Authority
  Revenue Bonds
  Keck Graduate Institute
  Series 2000
   06-01-20               6.63               1,490,000            1,597,146
California Educational Facilities Authority
  Revenue Bonds
  Stanford University
  Series 1997N
   12-01-27               5.20               1,000,000            1,005,730
California Educational Facilities Authority
  Revenue Bonds
  University of Southern California
  Series 2003A
   10-01-33               5.00               2,000,000            1,961,160
California Health Facilities Financing Authority
  Revenue Bonds
  Catholic Healthcare West
  Series 2004G
   07-01-23               5.25               2,500,000            2,420,650
California Health Facilities Financing Authority
  Revenue Bonds
  Sutter Health
  Series 1999A (MBIA)
   08-15-28               5.35               2,500,000            2,529,150
California Infrastructure & Economic
  Development Bank
  Revenue Bonds
  American Center for Wine, Foods & Arts
  Series 1999 (ACA)
   12-01-19               5.70               2,500,000            2,535,900
California Infrastructure & Economic Development Bank
  Revenue Bonds
  Bay Area Toll Bridges
  1st Lien Series 2003A (FGIC)
   07-01-29               5.00               2,000,000            1,969,680

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

California Rural Home Mtge Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00%               $235,000             $238,278
California Rural Home Mtge Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1998B-5 (FNMA/GNMA/FHLMC) A.M.T.
   12-01-29               6.35                 200,000              203,488
California State Department of Transportation
  Revenue Bonds
  Federal Highway Grant Anticipation Bonds
  Series 2004A (FGIC)
   02-01-12               5.00               2,000,000            2,164,980
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25               3,200,000            3,498,656
   05-01-10               5.25               3,000,000            3,291,900
California Statewide Communities
  Development Authority
  Pre-refunded Certificates of Participation
  St. Joseph Health System Group
  Series 1994
   07-01-15               6.50               3,500,000            3,570,000
California Statewide Communities
  Development Authority
  Revenue Bonds
  Magnolia City Lights
  Series 1999X A.M.T.
   07-01-29               6.65               1,071,000              948,135
California Statewide Communities
  Development Authority
  Revenue Bonds
  Thomas Jefferson School of Law
  Series 2001
   10-01-31               7.75               2,500,000            2,631,025
Cerritos Public Financing Authority
  Tax Allocation Redevelopment Bonds
  Series 2002A (AMBAC)
   11-01-24               5.00               2,000,000            2,005,880
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Public Improvement
  Series 2001A (XLCA)
   07-01-17               5.50               1,000,000(b)         1,117,200
Contra Costa County
  Revenue Bonds
  Cypress Meadows
  Series 1998E A.M.T.
   09-01-28               7.00               2,000,000(j)         1,742,160
County of Riverside
  Certificates of Participation
  Series 1998 (MBIA)
   12-01-21               5.00               1,530,000            1,562,482
County of San Diego
  Certificates of Participation
  Series 1993 Inverse Floater (AMBAC)
   09-01-07               9.62               3,200,000(f)         3,794,687
Desert Sands Unified School District
  Refunding Certificates of Participation
  Series 2003 (MBIA)
   03-01-17               5.25               1,135,000            1,204,837
Encinitas Union School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1996 (MBIA)
   08-01-15               5.85               2,500,000(e)         1,486,825
Fontana Unified School District
  Unlimited General Obligation Bonds
  Convertible Capital Appreciation
  Series1997D (FGIC)
   05-01-22               5.75               2,000,000            2,163,840
Fontana Unified School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995C (FGIC)
   05-01-20               6.15               3,470,000            3,891,500

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Golden State Tobacco Securitization
  Revenue Bonds
  Enhanced Asset-backed
  Series 2003B (FGIC)
   06-01-28               5.38%             $2,500,000           $2,518,725
Inglewood Redevelopment Agency
  Tax Allocation Refunding Bonds
  Merged Redevelopment
  Series 1998A (AMBAC)
   05-01-23               5.25               1,100,000            1,160,841
Intercommunity Hospital Financing Authority
  Certificates of Participation
  Series 1998 (ACA)
   11-01-19               5.25               1,250,000            1,236,663
La Palma Community Development Commission
  Tax Allocation Refunding Bonds
  La Palma Community Development
  1st Series 2001 (ACA)
   06-01-21               5.50               1,830,000            1,842,975
Lake Elsinore Public Financing Authority
  Revenue Bonds
  Series 1997F
   09-01-20               7.10               2,865,000            3,009,998
Lancaster Redevelopment Agency
  Tax Allocation Refunding Bonds
  Combined Redevelopment Areas
  Series 2003 (MBIA)
   08-01-17               5.13               1,840,000            1,974,854
Los Angeles County Public Works
  Financing Authority
  Revenue Bonds
  Multiple Capital Facilities
  Series 1997V-B (AMBAC)
   12-01-29               5.13               1,000,000            1,000,330
Los Angeles County Sanitation Districts
  Financing Authority
  Revenue Bonds
  Capital Project
  Series 2003A (FSA)
   10-01-13               5.00               2,000,000            2,169,880
Los Angeles Department of Airports
  Refunding Revenue Bonds
  Los Angeles Intl Airport
  Series 2003B (MBIA)
   05-15-08               5.00               2,000,000            2,160,560
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2001A (FSA)
   07-01-18               5.25               2,000,000            2,104,920
Los Angeles Department of Water & Power
  Revenue Bonds
  Power System
  Series 2003B (FSA)
   07-01-16               5.13               1,460,000            1,550,520
   07-01-17               5.13               2,315,000            2,440,843
Los Angeles Harbor Department
  Revenue Bonds
  Series 1988 Escrowed to Maturity
   10-01-18               7.60               1,000,000            1,242,170
Los Angeles Harbor Department
  Revenue Bonds
  Series 1996B (MBIA) A.M.T.
   11-01-19               5.38               2,000,000            2,042,720
Los Angeles Unified School District
  Certificates of Participation
  Multiple Properties
  Series 2002B (FSA)
   10-01-06               5.00               1,000,000            1,064,800
   10-01-08               5.00               1,000,000            1,085,180
Los Angeles Unified School District
  Unlimited General Obligation Bonds
  Series 1997A (FGIC)
   07-01-21               5.00               2,000,000            2,034,740
Menlo Park
  Unlimited General Obligation Bonds
  Series 2002
   08-01-32               5.30               1,900,000            1,916,739

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
36   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Metropolitan Water District of Southern California
  Pre-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00%             $1,090,000           $1,182,040
   07-01-26               5.00               1,265,000            1,371,817
Metropolitan Water District of Southern California
  Un-refunded Revenue Bonds
  Series 1997A
   07-01-26               5.00                 645,000              636,563
Mountain View Los Altos Union High School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995A
   08-01-15               5.75               1,200,000            1,277,508
Oxnard School District
  Unlimited General Obligation
  Refunding Bonds
  Series 2001A (MBIA)
   08-01-30               5.75               2,575,000            2,783,652
Paramount Redevelopment Agency
  Tax Allocation Bonds
  Redevelopment Area #1
  1st Series 2003 (MBIA)
   08-01-15               5.00               2,000,000            2,113,980
Pittsburg Redevelopment Agency
  Tax Allocation Bonds
  Los Medanos Community Development
  Zero Coupon Series 1999 (AMBAC)
   08-01-24               6.05               2,100,000(e)           682,416
Port of Oakland
  Revenue Bonds
  Series 1997G (MBIA) A.M.T.
   11-01-25               5.38               3,080,000            3,109,229
Port of Oakland
  Revenue Bonds
  Series 2000K (FGIC) A.M.T.
   11-01-18               5.63               1,000,000            1,047,890
Redlands
  Refunding Bonds
  Certificates of Participation
  Series 2003 (AMBAC)
   09-01-12               5.00               1,100,000            1,192,785
Richmond Joint Powers Financing Authority
  Refunding Revenue Bonds
  Lease & Gas Tax
  Series 1995A
   05-15-13               5.25               2,000,000            1,922,160
Sacramento City Financing Authority
  Revenue Bonds
  City Hall Redevelopment
  Series 2002A (FSA)
   12-01-19               5.38               1,580,000            1,681,768
Sacramento Cogeneration Authority
  Pre-refunded Revenue Bonds
  Procter & Gamble
  Series 1995
   07-01-10               6.38                 500,000              533,625
Sacramento Municipal Utility District
  Refunding Revenue Bonds
  Series 2003S (FSA)
   11-15-10               5.00               2,500,000            2,735,750
San Bernardino Joint Powers Financing Authority
  Tax Allocation Refunding Bonds
  Series 2002
   04-01-26               6.63               2,000,000            2,031,980
San Diego Public Water Facilities
  Financing Authority
  Revenue Bonds
  Series 2002 (MBIA)
   08-01-26               5.00               2,500,000            2,483,550
San Francisco Bay Area Rapid Transit District
  Revenue Bonds
  Series 2001 (AMBAC)
   07-01-36               5.13               2,000,000            1,980,380

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
37   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

San Francisco City & County Airports Commission
  Refunding Revenue Bonds
  2nd Series 2001-27B (FGIC)
   05-01-16               5.25%             $2,170,000           $2,291,824
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25               2,000,000            2,141,240
San Jose Financing Authority
  Revenue Bonds
  Civic Center
  Series 2002B (AMBAC)
   06-01-37               5.00               3,000,000            2,915,850
San Jose Redevelopment Agency
  Pre-refunded Tax Allocation Bonds
  Series 1993 Inverse Floater (MBIA)
   08-01-14               9.02               3,000,000(f)         3,136,260
San Juan Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1999 (FSA)
   08-01-21               5.68                 820,000(e)           332,428
   08-01-24               5.70               1,810,000(e)           599,762
San Mateo Country Community College District
  Unlimited General Obligation Bonds
  Election of 2001
  Series 2002A (FGIC)
   09-01-18               5.38               1,000,000            1,068,410
San Ramon
  Certificates of Participation
  Refunding Bonds
  Series 2001 (AMBAC)
   03-01-21               5.00               1,835,000            1,874,746
Santa Clara Valley Transportation Authority
  Revenue Bonds Measure A
  Series 2004 (AMBAC)
   04-01-36               5.50               1,500,000(g)         1,603,425
Santa Maria Joint Union High School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003B (FSA)
   08-01-27               5.00               3,000,000            2,967,780
South Tahoe Joint Powers Financing Authority
  Refunding Revenue Bonds
  Redevelopment Area #1
  1st Series 1995B
   10-01-20               6.25               2,700,000            2,822,769
Southern California Public Power Authority
  Revenue Bonds
  Series 1992
   07-01-12               6.00                 100,000              100,291
State of California
  Unlimited General Obligation Bonds
  Series 2000
   05-01-19               5.63               3,000,000            3,187,140
   10-01-25               5.38               2,500,000            2,523,675
State of California
  Unlimited General Obligation Bonds
  Series 2001
   06-01-11               5.50               2,825,000            3,108,743
   03-01-31               5.13               2,500,000            2,438,100
   06-01-31               5.13               2,500,000            2,437,200
State of California
  Unlimited General Obligation Bonds
  Series 2002
   02-01-15               6.00               1,000,000            1,132,790
State of California
  Unlimited General Obligation Bonds
  Series 2003
   02-01-10               5.00               1,000,000            1,070,890
   02-01-21               5.25               2,500,000            2,563,925
   02-01-29               5.25               2,500,000            2,489,925
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-31               5.00               2,000,000            1,958,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
38   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

State of California
  Unlimited General Obligation Bonds
  Series 2004
   04-01-34               5.25%             $2,200,000           $2,180,684
State of California
  Unlimited General Obligation Bonds
  Series 2004A
   01-01-11               5.25               5,000,000            5,476,249
State of California
  Unlimited General Obligation Bonds
  Series 2004B
   07-01-23               5.00               2,500,000(g)         2,694,325
State of California
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2003
   11-01-22               5.00               2,000,000            2,004,760
   11-01-23               5.13               2,000,000            2,012,840
   11-01-24               5.13               2,000,000            2,002,500
State of California
  Unlimited General Obligation Bonds
  Veterans
  Series 2000B A.M.T.
   12-01-12               4.95               2,250,000            2,280,735
   12-01-13               5.05               1,435,000            1,458,118
   12-01-14               5.15               2,535,000            2,582,024
State of California
  Unlimited General Obligation
  Refunding Bonds
  Series 2002
   02-01-30               5.25               2,500,000            2,486,325
State Public Works Board
  Department of General Services
  Capital East End Revenue Bonds
  Series 2002A
   12-01-06               5.00               1,000,000            1,059,130
Stockton
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1990A
  (GNMA/FNMA/FHLMC) A.M.T.
   02-01-23               7.50                  40,000               42,592
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2000K (FGIC)
   09-01-20               5.00               1,830,000            1,870,388
University of California
  Revenue Bonds
  Multiple Purpose
  Series 2003Q (FSA)
   09-01-18               5.00               2,000,000            2,078,740
West Contra Costa Unified School District
  Unlimited General Obligation Bonds
  Election of 2000
  Series 2003C (FGIC)
   08-01-06               3.00               1,985,000            2,026,248
   08-01-12               4.00               1,000,000            1,014,600
Western Hills Water District
  Special Tax Bonds
  Diablo Grande Community Facilities #1
  1st Series 2001
   09-01-31               6.88               1,000,000            1,031,430
Whittier Union High School District
  Unlimited General Obligation Bonds
  Election of 1999
  Series 2003D (FSA)
   08-01-28               5.00               2,615,000            2,564,949
Total municipal bonds

(Cost: $200,971,255)                                           $203,574,010

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
39   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Municipal notes (5.9%)
Issue(c,d,h,i)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Abag Finance Authority for Nonprofit Corporations
  Revenue Bonds
  (Jewish Community Center)
  V.R.D.N. Series 2002
  (Allied Irish Bank/Bank of New York)
   11-15-31               1.05%               $800,000             $800,000
California Housing Finance Agency
  Revenue Bonds
  Home Mortgage
  V.R.D.N. Series 2003U (Dexia Credit Local) (FSA) A.M.T.
   02-01-31               1.00               2,800,000            2,800,000
   02-01-32               1.00                 200,000              200,000
   02-01-32               1.00               1,100,000            1,100,000
California Infrastructure & Economic
  Development Bank
  Revenue Bonds
  (Rand Corporation)
  V.R.D.N. Series 2002B (AMBAC)
  (J.P. Morgan Chase Bank)
   04-01-42               1.03               1,500,000            1,500,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-2 (BNP Paribas)
   05-01-22               1.00               1,350,000            1,350,000
California State Department of Water Resources
  Revenue Bonds
  V.R.D.N. Series 2002B-4 (Bayerische Landesbank)
   05-01-22               1.03                 500,000              500,000
Irvine Ranch Water District
  Revenue Bonds
  V.R.D.N. Series 1985
  (Landesbank Hessen-Thuringen Girozentrale)
   10-01-05               1.03                 800,000              800,000
Irvine Unified School District
  Special Tax Bonds
  Community Facilities District #3-1
  V.R.D.N. Series 2004-1 (State Street Bank)
   09-01-39               1.02               2,700,000            2,700,000
State of California
  Unlimited General Obligation Bonds
  V.R.D.N. Series 2003A-2 (Westdeutsche Landesbank/J.P. Morgan
  Chase Bank)
   05-01-33               1.03               1,200,000            1,200,000

Total municipal notes
(Cost: $12,950,000)                                             $12,950,000

Total investments in securities
(Cost: $213,921,255)(k)                                        $216,524,010

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
40   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 0.5% of net assets as of June 30, 2004.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 9.0% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(e) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 3.2% of net assets.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(h) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(i) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(j) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(k) At June 30, 2004, the cost of securities for federal income tax purposes was $213,895,090 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $ 4,970,732
     Unrealized depreciation                                         (2,341,812)
                                                                     ----------
     Net unrealized appreciation                                    $ 2,628,920
                                                                    -----------

--------------------------------------------------------------------------------
41   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Massachusetts Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.4%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Boston Metropolitan District
  Unlimited General Obligation
  Refunding Bonds Series 2002A
   12-01-11               5.13%             $2,050,000           $2,243,356
City of Boston
  Unlimited General Obligation
  Refunding Bonds
  Series 2003A (MBIA)
   02-01-07               2.63               2,185,000            2,186,333
   02-01-23               5.00               1,000,000            1,010,530
City of Springfield
  Limited General Obligation Bonds
  State Qualified
  Series 2003 (MBIA)
   01-15-20               5.25               1,405,000            1,481,221
Commonwealth of Massachusetts
  Limited General Obligation
  Consolidated Loan
  Series 2002E
   01-01-10               5.50               3,000,000            3,304,380
Commonwealth of Massachusetts
  Limited General Obligation
  Pre-refunded Bonds
  Consolidated Loan
  Series 2002A (FGIC)
   01-01-14               5.00               2,500,000            2,689,900
Commonwealth of Massachusetts
  Limited General Obligation
  Pre-refunded Bonds
  Consolidated Loan
  Series 2002C
   11-01-30               5.25               2,000,000            2,181,240
Commonwealth of Massachusetts
  Limited General Obligation
  Refunding Bonds
  Series 2002B
   02-01-06               5.00               2,000,000            2,089,060
Commonwealth of Massachusetts
  Limited General Obligation Bonds
  Consolidated Loan
  Series 2002C (FSA)
   11-01-15               5.50               2,500,000            2,782,350
Commonwealth of Massachusetts
  Limited General Obligation Refunding Bonds
  Series 1997A (AMBAC)
   08-01-10               5.75               2,185,000            2,459,108
Commonwealth of Massachusetts
  Revenue Bonds
  Grant Anticipation Notes
  Series 1998A (FSA)
   06-15-09               5.25               1,500,000            1,644,690
Commonwealth of Massachusetts
  Special Obligation Bonds
  Refunding Notes
  Federal Highway Grant Anticipation
  Series 2003A (FSA)
   12-15-14               5.00               1,000,000            1,064,050
Commonwealth of Massachusetts
  Unlimited General Obligation
  Pre-refunded Bonds
  Consolidated Loan
  Series 2003D
   10-01-22               5.25               1,000,000            1,090,830

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
42   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Freetown Lakeville Regional School District
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   01-01-13               5.00%             $1,865,000           $2,008,269
Massachusetts Bay Transportation Authority
  Refunding Revenue Bonds
  Series 1992B
   03-01-16               6.20               1,500,000            1,732,950
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston Biomedical Research
  Series 1999
   02-01-29               5.75               1,000,000              960,580
Massachusetts Development Finance Agency
  Revenue Bonds
  Boston University
  Series 1999P
   05-15-29               6.00               1,400,000            1,484,490
Massachusetts Development Finance Agency
  Revenue Bonds
  Briarwood
  Series 2001B
   12-01-30               8.25                 750,000              782,850
Massachusetts Development Finance Agency
  Revenue Bonds
  Devens Electric System
  Series 2001
   12-01-30               6.00               1,000,000            1,016,740
Massachusetts Development Finance Agency
  Revenue Bonds
  Massachusetts College of Pharmacy
  Series 1999B
   07-01-20               6.63               1,000,000            1,064,190
Massachusetts Development Finance Agency
  Revenue Bonds
  May Institute Issue Series 1999
  (Radian Group Financial Guaranty)
   09-01-29               5.75               1,000,000            1,012,700
Massachusetts Development Finance Agency
  Revenue Bonds
  SeMass System Series
  2001B (MBIA) A.M.T.
   01-01-05               5.00               2,000,000            2,033,960
Massachusetts Development Finance Agency
  Revenue Bonds 1st Mortgage
  Berkshire Retirement Community
  Series 1999
   07-01-29               5.63               1,250,000            1,163,650
Massachusetts Education Loan Authority
  Revenue Bonds
  Issue E Series 1994B (AMBAC) A.M.T.
   01-01-12               6.00                 380,000              388,303
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Boston College
  Series 2003N
   06-01-06               4.00               1,000,000            1,032,400
   06-01-21               5.25               1,000,000            1,040,560
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Harvard University
  Series 2002FF
   07-15-37               5.13               3,000,000            2,997,180
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Holyoke Hospital Issue
  Series 1994B
   07-01-15               6.50               1,000,000            1,003,110
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2003L
   07-01-13               5.00               1,000,000            1,081,460
   07-01-18               5.00               1,000,000            1,063,070

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
43   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Massachusetts Institute of Technology
  Series 2004M
   07-01-25               5.25%             $1,000,000           $1,049,690
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  New England Medical Center
  Series 2002H (FGIC)
   05-15-08               5.00               1,655,000            1,773,448
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  North Adams Regional Hospital
  Series 1996C
   07-01-18               6.63               1,000,000              964,380
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds
  Williams College
  Series 2003H
   07-01-33               5.00               1,750,000            1,711,080
Massachusetts Housing Finance Agency
  Revenue Bonds
  Single Family V.R.
  Series 2003-98 A.M.T.
   06-01-23               4.88                 985,000              935,346
Massachusetts Municipal Wholesale Electric
  Pre-refunded Revenue Bonds
  Series 1994B (MBIA)
   07-01-11               4.75               1,750,000            1,785,000
Massachusetts Municipal Wholesale Electric
  Revenue Bonds
  Nuclear Project #5
  Series 2001A (MBIA)
   07-01-10               5.00               1,000,000            1,076,320
Massachusetts State College Building Authority
  Revenue Bonds
  Series 2003B (XLCA)
   05-01-07               5.00               1,080,000            1,146,355
   05-01-08               5.00               1,130,000            1,208,829
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Marina Bay LLC Project
  Series 1997 A.M.T.
   12-01-27               7.50               1,000,000            1,003,940
Massachusetts State Industrial Finance Agency
  Revenue Bonds
  Tufts University
  Series 1998H (MBIA)
   02-15-28               4.75               1,000,000              943,110
Massachusetts State Port Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-01-18               5.00               1,000,000            1,031,630
Massachusetts State Water Pollution Abatement
  Revenue Bonds
  Pool Program Bonds
  Series 2002-8
   08-01-20               5.00               1,500,000            1,548,360
Massachusetts State Water Resources Authority
  Refunding Revenue Bonds
  Series 1998B (FSA)
   08-01-11               5.50               1,930,000            2,145,697
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 1992A (FGIC)
   07-15-19               6.50               2,000,000            2,369,620
Massachusetts State Water Resources Authority
  Revenue Bonds
  Series 2004D (MBIA)
   08-01-27               4.75               1,000,000              952,870
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               1,000,000(c)         1,073,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
44   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002A Inverse Floater
  (MBIA)
   07-01-17               9.87%             $1,500,000(b,c)      $1,851,600
Southeastern Massachusetts
  University Building Authority
  Refunding Revenue Bonds
  Series 1995A (AMBAC)
   05-01-16               5.75               1,250,000            1,317,238
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 1976 Escrowed to Maturity
   05-01-11               7.50                  65,000               74,671
University of Massachusetts Building Authority
  Refunding Revenue Bonds
  Series 2003 (AMBAC)
   11-01-21               5.25               1,000,000            1,043,640
Westfield
  Limited General Obligation
  Refunding Bonds
  Series 2003 (MBIA)
   09-01-12               5.00               1,000,000            1,082,160
   09-01-17               5.00                 940,000              983,776
Worcester Massachusetts
  Limited General Obligation Bonds
                               Series 2001A (FGIC)
   08-15-12               5.50               1,400,000            1,542,478
Total municipal bonds
(Cost: $78,541,731)                                             $78,708,548

Municipal notes (1.9%)
Issue(d,e,f,g)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds V.R. (Capital Asset Program)
  Series 1985D (State Street Bank & Trust) (MBIA)
   01-01-35               1.06%               $200,000             $200,000
Massachusetts Health & Educational
  Facilities Authority
  Revenue Bonds V.R. (Capital Asset Program)
  Series 1985E (Fleet National Bank)
   01-01-35               1.08               1,360,000            1,360,000

Total municipal notes
(Cost: $1,560,000)                                               $1,560,000

Total investments in securities
(Cost: $80,101,731)(h)                                          $80,268,548

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
45   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. As of June 30, 2004, the value of inverse floaters represented 2.3% of net assets.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.6% of net assets as of June 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(e)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 5.3% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $80,007,837 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 1,480,425
     Unrealized depreciation                                  (1,219,714)
                                                              ----------
     Net unrealized appreciation                             $   260,711
                                                             -----------

--------------------------------------------------------------------------------
46   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Michigan Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (98.4%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Allegan Hospital Finance Authority
  Refunding Revenue Bonds
  Allegan General Hospital Series 1999
   11-15-21               7.00%             $1,000,000           $1,006,510
Allen Park Public School District
  Unlimited General Obligation Bonds
  School Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-12               5.00               1,000,000            1,082,030
   05-01-18               5.00               1,000,000            1,041,410
Anchor Bay School District
  Unlimited General Obligation Bonds
  School Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00               1,000,000              990,250
Chippewa Valley Schools
  Unlimited General Obligation
  Refunding Bonds
  Series 2003
  (Qualified School Bond Loan Fund)
   05-01-21               5.00                 745,000              763,796
Concord Academy/Boyne
  Certificates of Participation
  Series 1998
   10-01-19               7.00               1,000,000              957,630
Detroit
  Pre-refunded Revenue Bonds
  Second Lien Series 1995A
  (MBIA)
   07-01-25               5.50               1,500,000            1,572,525
Detroit
  Pre-refunded Revenue Bonds
  Series 1997A (MBIA)
   07-01-20               5.50               1,050,000            1,148,249
Detroit
  Revenue Bonds
  Senior Lien Series 2003A (MBIA)
   07-01-34               5.00               1,375,000            1,348,119
Detroit
  Revenue Bonds
  Series 2003B (MBIA)
   07-01-32               5.25               1,500,000            1,517,400
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38               1,000,000            1,083,690
Detroit
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995A
   04-01-15               6.80               1,000,000            1,050,040
Detroit City School District
  Unlimited General Obligation Bonds
  School Building & Site Improvements
  Series 2003B (FGIC)
   05-01-11               5.25               1,000,000            1,099,590
Eastern Michigan University
  Refunding Revenue Bonds
  Series 2003A (FGIC)
   06-01-28               5.00               1,000,000              980,910
Genesee County
  Limited General Obligation Bonds
  Sewer Disposal System #3 Series 1996A
  (AMBAC)
   04-01-15               5.40               1,000,000            1,068,800
Goodrich Area School District
  Unlimited General Obligation Bonds
  Series 2003B
  (Qualified School Bond Loan Fund)
   05-01-27               5.00               1,000,000              994,630

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
47   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Grand Rapids Building Authority
  Revenue Bonds
  Series 2002A (AMBAC)
   10-01-17               5.50%             $1,270,000           $1,389,685
Howell Public Schools
  Unlimited General Obligation Bonds
  School Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-29               5.00               1,000,000              990,250
Hudsonville Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 1997 (FGIC)
   05-01-27               5.15               1,000,000            1,002,330
Jackson
  Limited General Obligation Bonds
  Capital Appreciation
  Downtown Development Zero Coupon
  Series 2001 (FSA)
   06-01-21               5.58               1,450,000(b)           615,134
L'Anse Creuse Public Schools
  Unlimited General Obligation
  Refunding Bonds
  Building & Site Series 2003
  (Qualified School Bond Loan Fund)
   05-01-11               4.00               1,000,000            1,022,710
Lakeshore Public Schools
  Unlimited General Obligation
  Refunding Bonds Series 2000
  (Qualified School Bond Loan Fund)
   05-01-09               5.00               1,400,000            1,510,558
Lansing Community College
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   05-01-12               5.00               1,000,000            1,081,330
Lawton Community Schools
  Unlimited General Obligation Bonds
  Series 2001
  (Qualified School Bond Loan Fund)
   05-01-31               5.00               1,000,000              981,280
Lincoln Park School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1996 (FGIC)
   05-01-26               5.90               1,000,000            1,078,770
Manchester Community Schools
  Unlimited General Obligation
  Refunding Bonds
  Building & Site Series 2001
  (Qualified School Bond Loan Fund)
   05-01-26               5.00               1,400,000            1,399,748
Michigan Municipal Bond Authority
  Revenue Bonds
  Clean Water State Revolving Fund
  Series 2002
   10-01-07               5.25               1,000,000            1,078,790
   10-01-20               5.38               2,000,000            2,115,280
   10-01-21               5.38               1,000,000            1,052,010
Michigan Public Power Agency
  Refunding Revenue Bonds
  Belle River Series 2002A
  (MBIA)
   01-01-09               5.25               2,000,000            2,170,179
Michigan State Building Authority
  Revenue Bonds
  Facilities Program Series 2000I
   10-15-16               5.25               1,000,000            1,064,020
Michigan State Building Authority
  Revenue Bonds
  Facilities Program Series 2001I
   10-15-08               5.50               1,500,000            1,645,560
Michigan State Building Authority
  Revenue Bonds
  State Police Communications System
  Series 2002 Escrowed to Maturity
   10-01-07               4.00               1,000,000            1,043,150
Michigan State Hospital Finance Authority
  Revenue Bonds
  Oakwood Obligated Group Series 2003
   11-01-18               5.50               1,000,000            1,028,670

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
48   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Michigan State South Central Power Agency
  Refunding Revenue Bonds
  Series 2002 (AMBAC)
   11-01-10               5.00%             $2,000,000           $2,162,619
Michigan Strategic Fund
  Refunding Revenue Bonds
  Detroit Edison Series 1990BB
  (MBIA)
   07-15-08               7.00               1,000,000            1,143,620
Michigan Strategic Fund
  Refunding Revenue Bonds
  Oxford Institute Series 1987A
  Escrowed to Maturity
   08-15-05               7.88                  50,000               51,722
Plymouth-Canton Community School District
  Unlimited General Obligation
  Refunding Bonds Series 2003
  (Qualified School Bond Loan Fund)
   05-01-15               5.25                 600,000              653,094
Pontiac Tax Increment Finance Authority
  Refunding Revenue Bonds
  Development Area #2
  Series 2002 (ACA)
   06-01-22               5.63               1,000,000            1,013,720
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               1,000,000(c)         1,073,800
Puerto Rico Public Buildings Authority
  Refunding Revenue Bonds
  Government Facilities
  Series 2002C (XLCA)
   07-01-13               5.50               1,000,000(c)         1,121,470
Redford Township
  Limited General Obligation
  Pre-refunded Bonds
  Series 1995 (MBIA)
   04-01-16               5.25               1,450,000            1,529,721
Saline Area Schools
  Unlimited General Obligation Bonds
  Series 2000A
  (Qualified School Bond Loan Fund)
   05-01-09               4.75               1,000,000            1,067,890
South Lyon Community Schools
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-28               5.00               1,000,000              987,700
Southfield Public Schools
  Unlimited General Obligation Bonds
  School Building & Site Series 2003A
  (Qualified School Bond Loan Fund)
   05-01-22               5.25               1,025,000            1,076,055
State of Michigan
  Unlimited General Obligation Bonds
  Environmental Programs
  Series 2003A
   05-01-10               5.00               1,000,000            1,083,640
Summit Academy
  Certificates of Participation
  Series 1998
   08-01-18               7.00               1,110,000            1,064,779
Summit Academy North Public School Academy
  Certificates of Participation
  Series 2001
   07-01-30               7.38                 750,000              775,358
Van Buren Township Downtown Development Authority
  Tax Allocation Bonds
  Series 1994
   10-01-16               8.40                 945,000              969,957
Warren Consolidated School District
  Unlimited General Obligation Bonds
  School Building & Site
  Series 2003 (FGIC)
   05-01-13               5.00                 875,000              943,075
Waverly Community School
  Unlimited General Obligation Bonds
                               Series 2000 (FGIC)
   05-01-17               5.25               1,000,000            1,059,290

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
49   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(d,e)

Wayne State University
  Revenue Bonds
  Series 1999 (FGIC)
   11-15-19               5.25%             $1,000,000           $1,050,490
Western Michigan University
  Refunding Revenue Bonds
  Series 2003 (MBIA)
   11-15-23               4.25               1,000,000              901,680
Western Townships Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-08               5.00               1,500,000            1,601,160
Williamston Community School District
  Unlimited General Obligation Bonds
  Series 1996 (MBIA)
   05-01-25               5.50               1,000,000            1,077,790
Wyandotte City School District
  Unlimited General Obligation
  Refunding Bonds
  Building & Site Series 2002
  (Qualified School Bond Loan Fund)
   05-01-14               5.38               1,250,000            1,365,438

Total municipal bonds
(Cost: $63,092,198)                                             $63,749,101

Municipal note (0.9%)
Issue(d,e,f,g)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Detroit Sewage Disposal System
  Senior Lien Revenue Bonds
  V.R.D.B Series 2003B (Dexia Credit Local) FSA
   07-01-33               1.06%               $600,000             $600,000

Total municipal note
(Cost: $600,000)                                                   $600,000

Total investments in securities
(Cost: $63,692,198)(h)                                          $64,349,101

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
50   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 3.4% of net assets as of June 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $63,692,198 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                  $1,244,343
     Unrealized depreciation                                    (587,440)
                                                                --------
     Net unrealized appreciation                              $  656,903
                                                              ----------

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51   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Minnesota Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.8%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Anoka County Housing & Redevelopment Authority
  Revenue Bonds
  Epiphany Assisted Living LLC
  Series 1999
   12-01-29               7.40%             $3,560,000           $3,210,123
Anoka County Housing & Redevelopment Authority
  Unlimited General Obligation Bonds
  Housing Development
  Series 2004 (AMBAC)
   02-01-34               5.00               1,355,000            1,350,800
Anoka-Hennepin Independent School District #11
  Unlimited General Obligation Bonds
  School District Credit Enhancement Program
  Series 2001A (MBIA)
   02-01-09               5.00               1,040,000            1,119,508
   02-01-10               5.00               1,000,000            1,078,760
   02-01-13               5.00               4,175,000            4,438,526
   02-01-15               5.00               1,990,000            2,090,853
   02-01-16               5.00               2,000,000            2,086,140
Austin Housing & Redevelopment Authority
  Revenue Bonds
  Courtyard Residence
  Series 2000A
   01-01-32               7.25               2,000,000            2,089,780
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 1999B
   02-01-15               5.00               1,500,000            1,575,375
Bloomington Independent School District #271
  Unlimited General Obligation Bonds
  Series 2001A (FSA)
   02-01-24               5.13               2,000,000            2,035,740
Buffalo Independent School District #877
  Unlimited General Obligation
  Refunding Bonds
  Series 1999 (MBIA)
   02-01-18               4.80               1,710,000            1,739,395
Carlton
  Revenue Bonds
  Inter-Faith Social Services
  Series 2000
   04-01-29               7.75               2,000,000            2,075,860
Centennial Independent School District #12
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (FSA)
   02-01-05               4.00               1,445,000            1,466,386
City of Brooklyn Center
  Refunding Revenue Bonds
  Four Courts Apartments
  Series 1995B A.M.T.
   06-15-09               7.58               2,110,000            2,090,672
City of Chaska
  Unlimited General Obligation
  Refunding Bonds
  Tax Increment
  Series 2003B (AMBAC)
   12-01-05               3.00               3,125,000            3,171,906
   12-01-06               3.00               1,245,000            1,265,244
City of Minneapolis
  Revenue Bonds
  Fairview Health Services
  Series 2002B (MBIA)
   05-15-14               5.50               2,050,000            2,285,586
   05-15-15               5.50               2,160,000            2,380,406
   05-15-16               5.50               2,200,000            2,408,934
   05-15-17               5.50               1,295,000            1,410,708
City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002
   12-01-12               5.00               1,500,000            1,611,885

See accompanying notes to investments in securities.

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52 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

City of Minneapolis
  Unlimited General Obligation Bonds
  Convention Center
  Series 2002A
   12-01-07               5.00%             $3,670,000           $3,938,864
   12-01-08               5.00               4,315,000            4,653,684
City of Minneapolis
  Unlimited General Obligation Bonds
  Various Purpose
  Series 2001
   12-01-11               5.00               3,035,000            3,292,732
City of Rochester
  Revenue Bonds
  Wedum Shorewood Campus
  Series 1999
   06-01-36               6.60               1,000,000              934,590
City of Sartell
  Revenue Bonds
  Foundation for Health Care
  Series 1999A
   09-01-29               6.63               2,500,000            2,371,925
City of Sartell
  Revenue Bonds
  Foundation for Health Care
  Series 2001A
   09-01-30               8.00               1,000,000            1,041,460
City of St. Paul
  Refunding Revenue Bonds
  Series 2003D (AMBAC)
   12-01-08               4.00               3,500,000            3,630,095
City of St. Paul
  Unlimited General Obligation Bonds
  Capital Improvement
  Series 2003A
   03-01-08               3.50               1,850,000            1,887,518
   03-01-09               3.50               1,875,000            1,899,994
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Bonds Public Improvement
  Series 2001 (FSA)
   07-01-16               5.50               1,500,000(b)         1,678,785
Commonwealth of Puerto Rico
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FGIC)
   07-01-08               5.00               1,500,000(b)         1,616,595
County of Anoka
  Limited General Obligation Refunding Bonds
  Capital Improvement
  Series 2001C (MBIA)
   02-01-09               4.60               2,960,000            3,138,873
County of Ramsey
  Unlimited General Obligation
  Refunding Bonds
  Capital Improvement Plan
  Series 2002B
   02-01-10               5.25               2,150,000            2,349,821
   02-01-13               5.25               3,560,000            3,848,752
   02-01-14               5.25               3,840,000            4,123,776
County of Washington
  Unlimited General Obligation Bonds
  Capital Improvement Plan
  Series 2000A
   02-01-20               5.50               1,000,000            1,071,400
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds
  Series 1999A A.M.T.
   12-01-29               6.25               4,950,000            4,197,600
Eden Prairie
  Refunding Revenue Bonds
  Sterling Ponds
  Series 1999B A.M.T.
   12-01-29               6.25                 525,000              445,200
Edina Independent School District #273
  Unlimited General Obligation Bonds
  Series 2004
   02-01-12               4.00               3,700,000            3,765,527
   02-01-22               4.25               3,000,000            2,778,720
   02-01-23               4.50               3,000,000            2,897,100
   02-01-24               4.50               3,400,000            3,275,492

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
53 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Elk River Independent School District #728
  Unlimited General Obligation Bonds
  2nd Series 2002 Inverse Floater
  (FSA)
   02-01-18              13.35%             $1,200,000(g)        $1,451,712
   02-01-19              13.35               1,150,000(g)         1,370,800
   02-01-20              13.35                 950,000(g)         1,113,562
   02-01-21              13.38               1,285,000(g)         1,470,246
Elk River Independent School District #728
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   02-01-16               5.00               3,000,000            3,169,590
Hastings Housing & Redevelopment Authority
  Revenue Bonds
  Arbor Oaks Assisted Living
  Series 2000A
   01-01-32               8.25               2,000,000            2,083,880
Hennepin County
  Unlimited General Obligation Bonds
  Series 2003
   12-01-06               4.00               2,000,000            2,076,140
   12-01-23               4.75               2,000,000            1,982,380
Hopkins
  Pre-refunded Revenue Bonds
  Blake School
  Series 1994
   09-01-24               6.70               3,120,000            3,146,021
Hopkins Independent School District #270
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (MBIA)
   02-01-09               4.00               2,925,000            3,025,064
   02-01-14               5.25               3,680,000            3,947,536
Lake Superior Independent School District #381
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   04-01-13               5.00               1,795,000            1,939,031
Lakeville Independent School District #194
  Unlimited General Obligation Bonds
  Series 1997A
   02-01-22               5.13               2,400,000            2,454,432
Mankato
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   02-01-05               3.50               1,065,000            1,077,759
Maplewood
  Revenue Bonds
  Care Institute
  Series 1994
   01-01-24               7.75               3,775,000(i)         2,453,750
Marshall Independent School District #413
  Unlimited General Obligation Bonds
  Series 2003A (FSA)
   02-01-19               4.13               1,560,000            1,481,002
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Bonds
  Series 2002C
   02-01-08               5.00               3,240,000            3,467,934
   02-01-09               5.00               3,240,000            3,493,400
Metropolitan Council Minneapolis-St. Paul
  Metropolitan Area
  Unlimited General Obligation Refunding Bonds
  Waste Water Treatment
  Series 2003A
   03-01-07               4.00               5,000,000            5,187,300
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Revenue Bonds
  Healthpartners Obligation Group
  Series 2003
   12-01-10               5.25               1,050,000            1,084,220
   12-01-12               5.25               1,000,000            1,013,060
   12-01-15               5.13               1,500,000            1,468,890
   12-01-16               5.25               1,250,000            1,227,800
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Revenue Bonds
  Healthspan
  Series 1993A (AMBAC)
   11-15-18               4.75              13,500,000           13,571,549

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
54 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 1998A (AMBAC)
   01-01-24               5.20%             $4,000,000           $4,061,680
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 2001B (FGIC) A.M.T.
   01-01-16               5.75               2,940,000            3,147,887
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 2001C (FGIC)
   01-01-18               5.50               2,000,000            2,136,740
   01-01-32               5.25               7,000,000            7,067,829
Minneapolis & St. Paul Metropolitan
  Airports Commission
  Revenue Bonds
  Series 2001D (FGIC) A.M.T.
   01-01-05               5.00               2,680,000            2,723,925
Minneapolis Community Development Agency
  Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1990 (MBIA)
   09-01-04               2.95               3,000,000(f)         2,994,150
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax Common Bond Fund
  1st Series 1996
   06-01-11               6.00                 980,000            1,023,757
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax Common Bond Fund
  2nd Series 2001A A.M.T.
   06-01-19               5.88               1,000,000            1,055,220
Minneapolis Community Development Agency
  Revenue Bonds
  Limited Tax Common Bond Fund
  7th Series 1997A
   06-01-12               5.50                 250,000              262,785
Minneapolis Special School District #1
  Certificates of Participation Bonds
  Series 1998B (MBIA)
   02-01-07               4.10               1,000,000            1,037,540
Minneapolis Special School District #1
  Certificates of Participation Refunding Bonds
  Series 2002B (FSA)
   02-01-10               5.00               1,000,000            1,081,400
   02-01-11               5.00               1,040,000            1,125,717
Minneapolis Special School District #1
  Unlimited General Obligation Bonds
  Series 2001 (FSA)
   02-01-09               5.00               1,325,000            1,430,391
Minneapolis Special School District #1
  Unlimited General Obligation Refunding Bonds
  Series 2003 (FSA)
   02-01-07               3.00               2,000,000            2,021,720
Minnesota Agricultural & Economic
  Development Board
  Revenue Bonds
  Health Care System
  Benedictine Health
  Series 1999A (MBIA)
   02-15-16               4.75               1,000,000            1,026,670
Minnesota Agricultural & Economic
  Development Board
  Revenue Bonds
  Health Care System
  Series 2000A
   11-15-22               6.38               5,000,000            5,365,900
   11-15-29               6.38               3,000,000            3,194,280
Minnesota Business Academy
  Taxable Capital Appreciation Notes
  Series 2002
   06-30-07                .00                 292,000              243,093
Minnesota Housing Finance Agency
  Revenue Bonds
  2nd Series 2002R Inverse Floater A.M.T.
   07-01-33              13.94               1,945,000(g)         1,999,577

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
55   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1996J A.M.T.
   07-01-21               5.60%               $165,000             $166,782
Minnesota Housing Finance Agency
  Revenue Bonds
  Single Family Mortgage
  Series 1997K A.M.T.
   01-01-26               5.75               1,740,000            1,757,226
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 1998A
   03-01-11               5.00               2,500,000            2,645,025
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2001A
   03-01-05               4.00               1,500,000            1,524,930
   03-01-08               5.00               3,000,000            3,218,910
   03-01-20               5.00               4,000,000            4,105,680
Minnesota Public Facilities Authority
  Revenue Bonds
  Series 2002B
   03-01-10               5.00               2,500,000            2,710,275
   03-01-13               5.25               2,500,000            2,750,300
   03-01-14               5.25               2,500,000            2,749,150
Monticello Big Lake Community Hospital District
  Revenue Bonds
  Health Care Facilities Asset Guaranty
  Series 1998A
  (Radian Group Financial Guaranty)
   12-01-19               5.75               1,600,000            1,705,536
New Brighton
  Revenue Bonds
  Polynesian Village Apartments
  Series 1995B A.M.T.
   07-15-09               7.75               2,355,000            2,357,426
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1989A (AMBAC)
   01-01-10               3.80               2,000,000(f)         1,619,960
Northern Municipal Power Agency
  Refunding Revenue Bonds
  Series 1998B (AMBAC)
   01-01-20               4.75               5,000,000            5,032,150
Northern Municipal Power Agency
  Revenue Bonds
  Series 1997 (FSA)
   01-01-08               5.50               1,250,000            1,355,725
Northern Municipal Power Agency
  Revenue Bonds
  Series 1998 (FSA)
   01-01-14               5.38               1,100,000            1,186,614
Olmsted County
  Revenue Bonds
  Olmsted Medical Center
  Series 1998
   07-01-19               5.55               1,125,000            1,131,368
Olmsted County
  Unlimited General Obligation
  Refunding Bonds
  Resource Recovery
  Series 2002A
   02-01-05               4.00               1,900,000            1,928,120
Olmsted County Housing
  & Redevelopment Authority
  Refunding Revenue Bonds
  Series 2002B
   02-01-05               4.00               1,215,000            1,232,982
Osseo Independent School District #279
  Unlimited General Obligation
  Refunding Bonds
  Series 2001B (MBIA)
   02-01-09               5.00               2,860,000            3,078,647
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A
   02-01-14               5.75               1,100,000            1,217,029
Osseo Independent School District #279
  Unlimited General Obligation Bonds
  School Building
  Series 2000A (MBIA)
   02-01-13               5.75               3,200,000            3,545,920

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
56 --- AXP STATE TAX-EXEMPT FUNDS --- 2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

Osseo Independent School District #279
  Unlimited General Obligation Bonds
  Series 2002A (FSA)
   02-01-11               5.00%             $1,570,000            $1,699,399
   02-01-12               5.00               3,455,000             3,735,270
   02-01-15               5.25               3,585,000             3,860,902
Prior Lake Independent School District #719
  Unlimited General Obligation Bonds
  Series 2002A (FGIC)
   02-01-05               4.00                 640,000              649,472
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               3,000,000(b)          3,221,400
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2003NN (MBIA)
   07-01-32               5.00               2,820,000(b)         2,808,015
Richfield
  Revenue Bonds
  Series 2000A
   02-01-35               7.75               3,000,000            2,999,010
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1994A (MBIA)
   01-01-19               6.67              19,500,000(f)         9,551,489
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2002A (AMBAC)
   01-01-17               5.25               6,000,000            6,520,560
Southern Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-11               5.00               5,500,000            5,941,595
St. Cloud Housing & Redevelopment Authority
  Revenue Bonds
  State University Foundation
  Series 2002
   05-01-18               5.13               3,000,000            3,144,720
St. Paul Housing & Redevelopment Authority
  Refunding Revenue Bonds
  FNMA Mortgage-backed Securities
  Series 1995 (FNMA)
   03-01-28               6.80                 620,000              638,829
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Community of Peace Academy
  Series 2001A
   12-01-30               7.88               2,390,000            2,538,347
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Care Center Housing
  Series 1993
   11-01-06               7.13                 480,000              480,528
   11-01-17               7.13               1,605,000            1,603,957
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Lyngblomsten Housing
  Series 1993
   11-01-24               7.00               1,755,000            1,670,093
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Business Academy
  Series 2000
   03-01-30               8.00               3,675,000            3,230,215
St. Paul Port Authority
  Revenue Bonds
  Office Building at Cedar Street
  Series 2003
   12-01-23               5.00               5,000,000            5,060,900
   12-01-27               5.13               5,000,000            5,043,650
State of Minnesota
  Unlimited General Obligation Bonds
  Series 1996
   11-01-06               6.00               3,530,000            3,829,062
State of Minnesota
  Unlimited General Obligation Bonds
  Series 2001
   10-01-05               5.00               2,420,000            2,514,186
   10-01-10               5.00               5,000,000            5,445,500
   10-01-15               5.00               4,455,000            4,703,723

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
57   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(c,d)

State of Minnesota
  Unlimited General Obligation Bonds
  Series 2002
   08-01-06               5.00%             $5,000,000           $5,291,000
   08-01-10               5.00               4,075,000            4,438,653
   11-01-15               5.25               3,575,000            3,918,415
State of Minnesota
  Unlimited General Obligation Refunding Bonds
  Series 1998
   11-01-08               5.00               1,170,000            1,264,103
Steele County
  Revenue Bonds
  Elderly Housing
  Series 2000
   06-01-30               6.88               2,205,000            2,367,619
Suburban Hennepin Regional Park District
  Unlimited General Obligation Bonds
  Series 2001
   02-01-05               4.50               1,025,000            1,043,009
University of Minnesota
  Revenue Bonds
  Series 1996A
   07-01-13               5.75               2,000,000            2,265,960
   07-01-16               5.75               3,040,000            3,451,798
University of Minnesota
  Revenue Bonds
  Series 2002 Inverse Floater
   07-01-21              14.13               4,500,000(g)         5,870,790
Vadnais Heights
  Refunding Revenue Bonds
  Cottages of Vadnais Heights
  Series 1997 A.M.T.
   07-15-09               7.00               1,080,000            1,087,636
Western Minnesota Municipal Power Agency
  Refunding Revenue Bonds
  Series 1996A (AMBAC)
   01-01-06               6.25               1,285,000            1,362,627
Western Minnesota Municipal Power Agency
  Revenue Bonds
  Series 2003A (MBIA)
   01-01-26               5.00               7,250,000            7,260,802
   01-01-30               5.00               7,665,000            7,644,380
White Bear Lake Independent School District #624
  Unlimited General Obligation
  Refunding Bonds
  School Building
  Series 2002C (FSA)
   02-01-08               5.00               1,310,000            1,402,159
   02-01-09               5.00               1,375,000            1,481,329
White Bear Lake Independent School District #624
  Unlimited General Obligation
  Refunding Bonds
  Series 2002B (FGIC)
   02-01-13               5.00               1,405,000            1,504,615
   02-01-14               5.00               1,480,000            1,577,932
Willmar
  Unlimited General Obligation Bonds
  Rice Memorial Hospital
  Series 2002 (FSA)
   02-01-11               5.00               1,025,000            1,108,230
   02-01-12               5.00               1,120,000            1,209,320
   02-01-13               5.00               1,200,000            1,292,928

Total municipal bonds
(Cost: $391,587,218)                                           $394,332,291

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
58   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Municipal notes (3.0%)
Issue(c,d,e,h)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Arden Hills Housing & Health Care Facilities
  Revenue Bonds
  Presbyterian Homes
  V.R.D.N. Series 1999B (U.S. Bank)
   09-01-29               1.09%               $380,000             $380,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997A (ABN Amro Bank)
   06-01-20               1.04               1,050,000            1,050,000
Cohasset
  Refunding Revenue Bonds
  Minnesota Power & Light
  V.R.D.N. Series 1997B (ABN Amro Bank)
   06-01-13               1.04               1,800,000            1,800,000
Minneapolis & St. Paul Housing &
  Redevelopment Authority
  Revenue Bonds
  Children's Health Care
  V.R.D.N. Series 1995B (FSA)
  (Norwest Bank Minnesota)
   08-15-25               1.04                 800,000              800,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2000H
  (Harris Trust & Savings Bank)
   10-01-30               1.04               4,200,000            4,200,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M1
  (Harris Trust & Savings Bank)
   10-01-32               1.04               2,500,000            2,500,000
Minnesota Higher Education Facilities Authority
  Revenue Bonds
  St. Olaf College
  V.R.D.N. 5th Series 2002M2
  (Harris Trust & Savings Bank)
   10-01-20               1.04                 200,000              200,000
Montrose
  Revenue Bonds
  Lyman Lumber
  V.R.D.N. Series 2001 (U.S. Bank)
   05-01-26               1.14                 200,000              200,000
St. Louis Park
  Revenue Bonds
  Catholic Finance - Benilde
  V.R.D.N. Series 2000
  (Allied Irish Bank)
   10-01-25               1.08               1,070,000            1,070,000
St. Paul Housing & Redevelopment Authority
  Revenue Bonds
  Minnesota Public Radio
  V.R.D.N. Series 2002
  (Allied Irish Bank)
   05-01-22               1.09                 200,000              200,000

Total municipal notes
(Cost: $12,400,000)                                             $12,400,000

Total investments in securities
(Cost: $403,987,218)(j)                                        $406,732,291

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
59   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.2% of net assets as of June 30, 2004.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(d)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 5.1% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(e) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 3.2% of net assets.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(i) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(j) At June 30, 2004, the cost of securities for federal income tax purposes was $403,665,838 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 8,874,925
     Unrealized depreciation                                  (5,808,472)
                                                              ----------
     Net unrealized appreciation                             $ 3,066,453
                                                             -----------

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60   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP New York Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (94.2%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

Albany Municipal Water Finance Authority
  Revenue Bonds
  Series 2003A (MBIA)
   12-01-14               5.00%             $2,550,000           $2,672,196
Battery Park City Authority
  Revenue Bonds
  Series 2003A
   11-01-22               5.25               1,000,000            1,036,740
City of New York
  Unlimited General Obligation Bonds
  Series 2000R
  Inverse Floater (FGIC)
   05-15-16              15.36                 830,000(e)         1,109,320
City of New York
  Unlimited General Obligation Bonds
  Series 2002C (XLCA)
   03-15-12               5.00               1,000,000            1,073,250
City of New York
  Unlimited General Obligation Bonds
  Series 2002E
   08-01-16               5.75               2,000,000            2,163,620
City of New York
  Unlimited General Obligation Bonds
  Series 2003G
   08-01-08               3.25               2,000,000            1,992,940
City of New York
  Unlimited General Obligation Bonds
  Series 2003I
   03-01-27               5.38               2,000,000            2,020,100
City of New York
  Unlimited General Obligation Bonds
  Series 2003J
   06-01-18               5.50               2,000,000            2,108,240
   06-01-20               5.50               2,000,000            2,091,960
City of New York
  Unlimited General Obligation Pre-refunded
  Bonds Series 1996J
   02-15-19               5.88                 155,000              166,682
City of Yonkers
  Unlimited General Obligation Bonds
  Series 2001B (AMBAC)
   12-15-07               3.88               1,010,000            1,048,744
County of Erie
  Unlimited General Obligation Bonds
  Series 1995B (FGIC)
   06-15-25               5.50                 700,000              726,579
Erie County Industrial Development Agency
  Revenue Bonds
  City of Buffalo Series 2003 (FSA)
   05-01-06               4.00               1,000,000            1,032,990
Erie County Water Authority
  Refunding Revenue Bonds Series 1990A
  Escrowed to Maturity (AMBAC)
   12-01-08               6.00               1,765,000            1,933,646
Long Island Power Authority
  Revenue Bonds
  Series 1998A (AMBAC)
   04-01-09               5.25               1,000,000            1,086,290
Long Island Power Authority
  Revenue Bonds
  Series 2003B
   06-01-05               5.00               2,000,000            2,052,280
Metropolitan Transportation Authority
  Pre-refunded Revenue Bonds
  Series 1998A (FGIC)
   04-01-28               4.75               1,000,000            1,061,700
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50               2,000,000            2,161,480
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002F (MBIA)
   11-15-27               5.25               1,000,000            1,014,230

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
61   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00%             $1,000,000             $982,570
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-26               5.50               1,500,000            1,574,895
Monroe County
  Unlimited General Obligation Refunding
  Bonds Public Improvement Series 1996
  (MBIA)
   03-01-15               6.00               1,250,000            1,441,175
Mount Vernon Industrial Development Agency
  Revenue Bonds
  Wartburg Senior Housing Meadowview
  Series 1999
   06-01-29               6.20               1,000,000              923,620
New York City Municipal Water Finance Authority
  Pre-refunded Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                 180,000              194,666
New York City Municipal Water Finance Authority
  Refunding Revenue Bonds
  Series 1996B (MBIA)
   06-15-26               5.75                 320,000              343,206
New York City Municipal Water Finance Authority
  Revenue Bonds
  Series 2002A
   06-15-29               5.00               1,000,000              976,410
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Secured Series 1999C
   05-01-25               5.50                 440,000              490,921
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Series 2001C
   02-01-08               5.50                 155,000              169,283
New York City Transitional Finance Authority
  Pre-refunded Revenue Bonds
  Future Tax Series 2001C
  Escrowed to Maturity
   02-01-08               5.50                 280,000              305,802
New York City Transitional Finance Authority
  Revenue Bonds
  Future Tax Secured
  Series 2004C
   02-01-33               5.00               1,000,000              970,570
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax Series 1999C
   05-01-25               5.50                 560,000              579,914
New York City Transitional Finance Authority
  Un-refunded Revenue Bonds
  Future Tax Series 2001C
   02-01-08               5.50               1,065,000            1,156,345
New York City Trust for Cultural Resources
  Revenue Bonds
  Museum of American Folk Art
  Series 2000 (ACA)
   07-01-22               6.00               1,000,000            1,032,690
New York Local Government Assistance
  Revenue Bonds
  Capital Appreciation
  Zero Coupon Series 1993C (MBIA)
   04-01-14               3.71               1,000,000(d)           652,720
New York Mortgage Agency
  Revenue Bonds
  2nd Series 2002B
  Inverse Floater A.M.T.
   04-01-32              13.79               1,000,000(e)           986,920
New York Power Authority
  Revenue Bonds
  Series 2000A
   11-15-30               5.25               1,000,000            1,007,820
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University 3rd Generation Resolution
  2nd Series 1994 (MBIA)
   07-01-19               6.25               1,500,000            1,500,000
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50                 415,000              496,967

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
62   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

New York State Dormitory Authority
  Revenue Bonds
  Brooklyn Law School
  Series 2003B (XLCA)
   07-01-30               5.13%             $1,000,000             $995,180
New York State Dormitory Authority
  Revenue Bonds
  City University Systems 1st Series 1997
   07-01-17               5.25               3,000,000            3,111,930
New York State Dormitory Authority
  Revenue Bonds
  City University Systems Series 2003A
  (MBIA)
   07-01-09               5.25               1,500,000            1,641,690
New York State Dormitory Authority
  Revenue Bonds
  Consolidated City University System
  Series 1993A
   07-01-13               5.75               3,000,000            3,348,450
New York State Dormitory Authority
  Revenue Bonds
  Memorial Sloan-Kettering Center
  1st Series 2003 (MBIA)
   07-01-21               5.00               1,000,000            1,017,590
New York State Dormitory Authority
  Revenue Bonds
  Pratt Institute Series 1999
  (Radian Group Financial Guaranty)
   07-01-20               6.00               1,500,000            1,637,145
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Series 2002D
  (MBIA)
   10-01-07               5.00               3,380,000            3,617,040
New York State Dormitory Authority
  Revenue Bonds
  St. Thomas Aquinas Series 1998
  (Radian Group Financial Guaranty)
   07-01-14               5.00               1,125,000            1,166,400
New York State Dormitory Authority
  Un-refunded Revenue Bonds
  Series 1990B
   05-15-11               7.50               1,485,000            1,720,981
New York State Energy Research & Development
  Authority Revenue Bonds
  Residual Certificates Series 2000
  Inverse Floater (MBIA)
   01-01-21              14.17                 330,000(e)           390,875
New York State Environmental Facilities
  Revenue Bonds
  Revolving Funds New York City
  Municipal Water Series 2002K
   06-15-28               5.00               1,000,000              994,570
New York State Environmental Facilities
  Revenue Bonds
  Revolving Funds Series 2002L
   11-15-12               5.00               2,410,000            2,621,309
New York State Environmental Facilities
  Revenue Bonds
  State Water Revolving Fund
  Series 1990A
   06-15-12               7.50                 295,000              296,534
New York State Thruway Authority
  Revenue Bonds
  Series 1997A (AMBAC)
   04-01-14               5.25               1,000,000            1,072,390
New York State Thruway Authority
  Revenue Bonds
  Series 1997D
   01-01-21               5.25               2,000,000            2,091,240
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   03-15-22               5.00               1,000,000            1,013,470
New York State Urban Development
  Pre-refunded Revenue Bonds
  Correctional Capital Facilities
  5th Series 1995 (MBIA)
   01-01-25               5.50                 750,000              780,308
New York State Urban Development
  Revenue Bonds
  Series 2002A (XLCA)
   01-01-11               5.25               3,000,000            3,276,660
New York State Urban Development
  Revenue Bonds
  Series 2002C (XLCA)
   01-01-09               4.00               1,545,000            1,596,943

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
63   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue (b,c)

Niagara Falls Public Water Authority
  Revenue Bonds
  Series 2003A (MBIA)
   07-15-28               5.50%             $1,000,000           $1,025,610
Port Authority of New York & New Jersey
  Revenue Bonds
  5th Installment Series 1996 A.M.T.
   10-01-19               6.75               1,500,000            1,517,700
Port Authority of New York & New Jersey
  Revenue Bonds
  Series 2004
   07-15-34               5.00               1,000,000              962,620
State of New York
  Unlimited General Obligation Bonds
  Series 2003A
   03-15-08               4.00               2,000,000            2,065,800
Suffolk County Industrial Development Agency
  Revenue Bonds
  Jeffersons Ferry Series 1999A
   11-01-28               7.25               1,500,000            1,549,290
Syracuse
  Unlimited General Obligation Bonds
  Public Improvements
  Series 2002C (FGIC) A.M.T.
   01-01-05               4.25               1,150,000            1,166,100
Tobacco Settlement Financing Authority
  Revenue Bonds
  Series 2003C-1
   06-01-15               5.50               1,000,000            1,059,610
Triborough Bridge & Tunnel Authority
  Refunding Revenue Bonds
  Series 2002B
   11-15-10               5.00               2,000,000            2,173,040
   11-15-29               5.13               1,000,000              993,760
Triborough Bridge & Tunnel Authority
  Revenue Bonds
  Convention Center Series 1990E
   01-01-11               6.00               1,145,000            1,290,678

Total municipal bonds
(Cost: $88,983,377)                                             $90,534,394

Municipal notes (4.4%)
Issue(b,c,f,g)          Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

City of New York
  Unlimited General Obligation Bonds
  V.R. Series 1993A (Morgan Guaranty Trust)
   08-01-17               1.06%               $800,000             $800,000
City of New York
  Unlimited General Obligation Bonds
  V.R. Series 1994H (State Street Bank & Trust) (FSA)
   08-01-23               1.03                 700,000              700,000
Long Island Power Authority
  Revenue Bonds
  V.R. 2nd Series 1998B
  (Bayerische Landesbank)
   05-01-33               1.03               1,700,000            1,700,000
New York City Municipal Finance Authority
  Revenue Bonds
  V.R. Series 1992C (FGIC)
   06-15-22               1.06               1,000,000            1,000,000

Total municipal notes
(Cost: $4,200,000)                                               $4,200,000

Total investments in securities
(Cost: $93,183,377)(h)                                          $94,734,394

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
64   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
                      value of securities subject to alternative minimum tax represented 3.8% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(d) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(e) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 2.6% of net assets.

(f) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(g) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $93,176,060 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                 $ 2,673,200
     Unrealized depreciation                                  (1,114,866)
                                                              ----------
     Net unrealized appreciation                             $ 1,558,334
                                                             -----------

--------------------------------------------------------------------------------
65   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Ohio Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (96.7%)
Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(b,c)

Bowling Green State University
  Revenue Bonds
  Series 2003 (AMBAC)
   06-01-12               5.00%             $1,145,000           $1,239,005
Brookville Local School District
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-18               5.25               1,000,000            1,065,970
Cincinnati City School District
  Limited General Obligation Bonds
  School Improvement
  Series 2002 (FSA)
   06-01-09               5.00               1,355,000            1,465,040
   06-01-21               5.25               2,600,000            2,720,691
City of Cincinnati
  Unlimited General Obligation Bonds
  Series 2000
   12-01-16               5.25               1,000,000            1,070,450
City of Cleveland
  Revenue Bonds
  Series 2002K (FGIC)
   01-01-10               5.00               2,000,000            2,153,300
City of Hamilton
  Refunding Revenue Bonds
  Series 2003 (FSA)
   10-15-12               5.00               1,230,000            1,330,540
Cleveland City School District
  Revenue Anticipation Notes
  Series 1997 (AMBAC)
   06-01-07               5.75               2,000,000            2,171,480
Cleveland State University
  Revenue Bonds
  Series 2003A (FGIC)
   06-01-15               5.00               1,000,000            1,056,860
Columbus
  Unlimited General Obligation Bonds
  2nd Series 1999
   06-15-15               5.75               1,000,000            1,109,560
Columbus City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-11               5.00               1,000,000            1,084,250
County of Cuyahoga
  Limited General Obligation Bonds
  Series 1993
   05-15-13               5.60                 500,000              545,705
County of Cuyahoga
  Refunding Revenue Bonds
  Judson Retirement Community
  Series 1996A
   11-15-18               7.25               1,000,000            1,050,720
County of Cuyahoga
  Refunding Revenue Bonds
  Series 2003A
   01-01-32               6.00               1,000,000            1,039,770
County of Cuyahoga
  Revenue Bonds
  Canton Series 2000
   01-01-30               7.50               1,000,000            1,087,420
Dayton City School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003A (FGIC)
   12-01-27               5.00               1,250,000            1,236,463
   12-01-31               5.00               1,000,000              982,580
Franklin County
  Refunding & Improvement Revenue Bonds
  Lutheran Senior City
  Series 1999
   12-15-28               6.13               1,250,000            1,062,925

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
66   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(b,c)

Franklin County
  Refunding Revenue Bonds
  OhioHealth Series 2003C
   05-15-24               5.25%             $1,000,000             $993,770
Hamilton County Convention Facilities Authority
  First Lien Revenue Bonds
  Series 2004 (FGIC)
   12-01-33               5.00               1,000,000              973,150
Jackson
  Revenue Bonds
  Consolidated Health System
  Jackson Hospital Series 1999
  (Radian Group Financial Guaranty)
   10-01-20               6.13               1,000,000            1,088,480
Kenston Local School District
  Unlimited General Obligation Bonds
  School Improvement Series 2003 (MBIA)
   12-01-16               5.00               1,000,000            1,051,550
Lakewood
  Limited General Obligation Bonds
  Series 2003
   12-01-19               5.00               1,515,000            1,555,481
Lakewood City School District
  Library Improvement
  Unlimited General Obligation Bonds
  Series 2003 (FSA)
   12-01-23               4.50               1,000,000              947,780
Lakota Local School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1994 (AMBAC)
   12-01-14               6.25               2,000,000            2,121,260
Licking County Joint Vocational School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2002 (MBIA)
   12-01-08               5.00               1,110,000            1,195,226
Ohio Municipal Electric Generation Agency
  Refunding Revenue Bonds
  Joint Venture 5 Certificates
  Series 2004 (AMBAC)
   02-15-24               4.75                 750,000              727,590
Ohio State Air Quality Development Authority
  Refunding Revenue Bonds
  JMG Funding Limited Partnership
  Series 1994 (AMBAC) A.M.T.
   04-01-29               6.38                 500,000              515,335
Ohio State Building Authority
  Refunding Revenue Bonds
  Adult Correctional Facilities
  Series 2001A (FSA)
   10-01-07               5.50               1,890,000            2,049,176
   10-01-14               5.50               1,000,000            1,092,780
Ohio State Building Authority
  Refunding Revenue Bonds
  Workers Compensation Facilities
  Series 2003A
   04-01-06               5.00               1,000,000            1,048,800
Ohio State Building Authority
  Revenue Bonds
  Adult Correctional Facilities
  Series 1999A
   10-01-16               5.50               1,000,000            1,083,950
Ohio State Building Authority
  Revenue Bonds
  Facilities Administration Building Fund
  Series 1993A
   10-01-07               5.60               1,500,000            1,631,430
Ohio State Building Authority
  Revenue Bonds
  Juvenile Correctional Building
  Series 2003
   04-01-08               4.00               1,580,000            1,638,223
Ohio State Higher Educational Facilities Commission
  Revenue Bonds
  Oberlin College Series 1999
   10-01-29               5.00               1,000,000              980,390
Ohio State Higher Educational Facilities Commission
  Revenue Bonds
  Xavier University Series 2003 (FGIC)
   05-01-08               4.00                 500,000              517,900

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
67   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Name of                  Coupon               Principal            Value(a)
issuer and                rate                 amount
title of
issue(b,c)

Ohio State University
  Revenue Bonds
  Series 2002A
   12-01-05               3.50%               $500,000             $510,595
Ohio State University
  Revenue Bonds
  Series 2003B
   06-01-06               2.25               1,000,000            1,000,550
Ohio State Water Development Authority
  Refunding Revenue Bonds
  Toledo Edison Series 1994A A.M.T.
   10-01-23               8.00               1,000,000            1,036,440
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 1998DD (FSA)
   07-01-13               5.13               1,000,000(e)         1,073,800
Puerto Rico Electric Power Authority
  Revenue Bonds
  Series 2002C Inverse Floater
  (MBIA)
   07-01-17               9.87               1,500,000(e,f)       1,851,600
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Capital Facilities
  Series 2001A
   06-15-13               5.00               1,500,000            1,602,900
State of Ohio
  Unlimited General Obligation Bonds
  Common Schools Series 2003C
   03-15-10               5.00               1,000,000            1,083,020
State of Ohio
  Unlimited General Obligation Bonds
  Conservation Series 2002A
   09-01-09               4.00               1,115,000            1,154,560
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education Series 2002B
   11-01-08               5.00               2,000,000            2,154,980
State of Ohio
  Unlimited General Obligation Bonds
  Higher Education Series 2003A
   05-01-11               5.00               1,000,000            1,083,950
State of Ohio
  Unlimited General Obligation Refunding
  Bonds Infrastructure Improvement
  Series 2002A
   02-01-20               5.50               2,000,000            2,219,579
Summit County
  Limited General Obligation Bonds
  Series 2003
   12-01-18               5.25               1,490,000            1,597,802
Toledo City School District
  Unlimited General Obligation Bonds
  School Facilities Improvement
  Series 2003 (FSA)
   12-01-15               5.00               1,000,000            1,059,530
University of Akron
  Revenue Bonds
  Series 2003A (AMBAC)
   01-01-22               5.00               1,595,000            1,616,134
University of Cincinnati
  Revenue Bonds
  Series 2001A (FGIC)
   06-01-14               5.50               1,000,000            1,100,470
Warren County
  Limited General Obligation Bonds
  Series 1992
   12-01-12               6.10                 500,000              559,700
West Muskingum Local School District
  School Facilities Construction & Improvement
  Unlimited General Obligation Bonds
  Series 2003 (FGIC)
   12-01-30               5.00               1,000,000              984,280
Total municipal bonds
(Cost: $66,396,635)                                             $66,374,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
68   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Municipal notes (2.3%)
Issue (c,d,g)           Effective              Amount              Value(a)
                          yield              payable at
                                              maturity

Ohio State Water Development Authority
  Revenue Bonds
  Ohio Edison V.R.D.N. Series 1988B
  (Wachovia Bank) A.M.T.
   09-01-18               1.10%               $300,000             $300,000
Paulding County
  Revenue Bonds
  LaFarge V.R.D.N. Series 1996
  (Bayerische Landesbank) A.M.T.
   08-01-26               0.97                 700,000              700,000
State of Ohio
  Revenue Bonds
  Exploration & Oil
  V.R.D.N. Series 2001 A.M.T.
   08-01-34               1.10                 600,000              600,000

Total municipal notes
(Cost: $1,600,000)                                               $1,600,000

Total investments in securities
(Cost: $67,996,635)(h)                                          $67,974,890

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
69   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

     ACA        --    ACA Financial Guaranty Corporation

     AMBAC      --    American Municipal Bond Association Corporation

     BIG        --    Bond Investors Guarantee

     CGIC       --    Capital Guaranty Insurance Company

     FGIC       --    Financial Guaranty Insurance Company

     FHA        --    Federal Housing Authority

     FNMA       --    Federal National Mortgage Association

     FHLMC      --    Federal Home Loan Mortgage Corporation

     FSA        --    Financial Security Assurance

     GNMA       --    Government National Mortgage Association

     MBIA       --    MBIA Insurance Corporation

     XLCA       --    XL Capital Assurance

(c)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.     --    Alternative Minimum Tax -- As of June 30, 2004, the
     value of securities subject to alternative minimum tax represented 4.6% of net assets.

     B.A.N.     --    Bond Anticipation Note

     C.P.       --    Commercial Paper

     R.A.N.     --    Revenue Anticipation Note

     T.A.N.     --    Tax Anticipation Note

     T.R.A.N.   --    Tax & Revenue Anticipation Note

     V.R.       --    Variable Rate

     V.R.D.B.   --    Variable Rate Demand Bond

     V.R.D.N.   --    Variable Rate Demand Note

(d) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(e) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 4.3% of net assets as of June 30, 2004.

(f) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 2.7% of net assets.

(g) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(h) At June 30, 2004, the cost of securities for federal income tax purposes was $67,959,243 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                   $ 935,251
     Unrealized depreciation                                    (919,604)
                                                                --------
     Net unrealized appreciation                               $  15,647
                                                               ---------

--------------------------------------------------------------------------------
70   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Financial Statements

Statements of assets and liabilities
AXP State Tax-Exempt Funds

                                                                              California      Massachusetts      Michigan
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
June 30, 2004                                                                    Fund             Fund             Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $213,921,255, $80,101,731
   and $63,692,198)                                                         $216,524,010       $80,268,548     $64,349,101
Cash in bank on demand deposit                                                        --            39,516              --
Capital shares receivable                                                         27,980             4,500              95
Accrued interest receivable                                                    2,847,557         1,398,283         834,797
Receivable for investment securities sold                                         25,583                --           5,465
                                                                             -----------        ----------      ----------
Total assets                                                                 219,425,130        81,710,847      65,189,458
                                                                             -----------        ----------      ----------
Liabilities
Disbursements in excess of cash on demand deposit                                  3,898                --          53,396
Dividends payable to shareholders                                                 99,339            31,225          31,370
Capital shares payable                                                             1,700                --         252,735
Accrued investment management services fee                                         2,811             1,045             832
Accrued distribution fee                                                           2,008             1,010             629
Accrued transfer agency fee                                                           40                91              65
Accrued administrative services fee                                                  239                89              71
Other accrued expenses                                                            48,825            34,341          38,173
                                                                             -----------        ----------      ----------
Total liabilities                                                                158,860            67,801         377,271
                                                                             -----------        ----------      ----------
Net assets applicable to outstanding shares                                 $219,266,270       $81,643,046     $64,812,187
                                                                            ============       ===========     ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    428,772       $   155,250     $   124,503
Additional paid-in capital                                                   214,374,519        81,302,931      64,130,987
Undistributed (excess of distributions over) net investment income                91,350            94,049             (74)
Accumulated net realized gain (loss) (Note 5)                                  1,768,874           (76,001)       (100,132)
Unrealized appreciation (depreciation) on investments                          2,602,755           166,817         656,903
                                                                             -----------        ----------      ----------
Total -- representing net assets applicable to outstanding shares           $219,266,270       $81,643,046     $64,812,187
                                                                            ============       ===========     ===========
Net assets applicable to outstanding shares:   Class A                      $194,186,448       $59,419,353     $55,752,909
                                               Class B                      $ 21,358,889       $20,613,779     $ 7,100,850
                                               Class C                      $  3,720,933       $ 1,609,914     $ 1,958,428
Outstanding shares of beneficial interest:     Class A shares                 37,972,027        11,298,934      10,710,282
                                               Class B shares                  4,178,399         3,919,815       1,363,883
                                               Class C shares                    726,741           306,278         376,184
Net asset value per share:                     Class A                      $       5.11       $      5.26     $      5.21
                                               Class B                      $       5.11       $      5.26     $      5.21
                                               Class C                      $       5.12       $      5.26     $      5.21
                                                                            ------------       -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
71   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of assets and liabilities
AXP State Tax-Exempt Funds
                                                                               Minnesota        New York           Ohio
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
June 30, 2004                                                                    Fund             Fund             Fund
Assets
Investments in securities, at value (Note 1)
   (identified cost $403,987,218, $93,183,377
   and $67,996,635)                                                         $406,732,291       $94,734,394     $67,974,890
Cash in bank on demand deposit                                                 2,551,574            83,631              --
Capital shares receivable                                                          8,890             2,412          39,052
Accrued interest receivable                                                    6,621,929         1,326,596         700,659
Receivable for investment securities sold                                        210,871                --              --
                                                                             -----------        ----------      ----------
Total assets                                                                 416,125,555        96,147,033      68,714,601
                                                                             -----------        ----------      ----------
Liabilities
Disbursements in excess of cash on demand deposit                                     --                --          36,150
Dividends payable to shareholders                                                199,575            46,988          32,897
Capital shares payable                                                             7,000             8,636              --
Accrued investment management services fee                                         5,211             1,232             879
Accrued distribution fee                                                           4,234             1,003             717
Accrued transfer agency fee                                                          275                99              57
Accrued administrative services fee                                                  431               105              75
Other accrued expenses                                                            66,862            25,499          29,078
                                                                             -----------        ----------      ----------
Total liabilities                                                                283,588            83,562          99,853
                                                                             -----------        ----------      ----------
Net assets applicable to outstanding shares                                 $415,841,967       $96,063,471     $68,614,748
                                                                            ============       ===========     ===========
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                    $    799,274       $   189,607     $   133,089
Additional paid-in capital                                                   411,277,864        93,531,303      69,177,916
Undistributed (excess of distributions over) net investment income               326,088             7,315          37,339
Accumulated net realized gain (loss) (Note 5)                                    693,668           784,229        (711,851)
Unrealized appreciation (depreciation) on investments                          2,745,073         1,551,017         (21,745)
                                                                             -----------        ----------      ----------
Total -- representing net assets applicable to outstanding shares           $415,841,967       $96,063,471     $68,614,748
                                                                            ============       ===========     ===========
Net assets applicable to outstanding shares:   Class A                      $347,281,696       $79,028,932     $56,423,885
                                               Class B                      $ 59,338,807       $15,066,938     $ 9,899,560
                                               Class C                      $  9,221,464       $ 1,967,601     $ 2,291,303
Outstanding shares of beneficial interest:     Class A shares                 66,751,929        15,598,428      10,944,315
                                               Class B shares                 11,403,164         2,973,917       1,920,289
                                               Class C shares                  1,772,262           388,332         444,299
Net asset value per share:                     Class A                      $       5.20       $      5.07     $      5.16
                                               Class B                      $       5.20       $      5.07     $      5.16
                                               Class C                      $       5.20       $      5.07     $      5.16
                                                                            ------------       -----------     -----------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
72   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds
                                                                              California      Massachusetts      Michigan
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
Year ended June 30, 2004                                                         Fund             Fund             Fund
Investment income
Income:
Interest                                                                    $ 11,773,315       $ 3,849,393     $ 3,232,076
                                                                             -----------        ----------      ----------
Expenses (Note 2):
Investment management services fee                                             1,129,991           427,506         342,995
Distribution fee
   Class A                                                                       531,205           166,338         156,655
   Class B                                                                       237,102           226,424          82,892
   Class C                                                                        42,936            17,798          20,250
Transfer agency fee                                                               89,835            50,169          36,539
Incremental transfer agency fee
   Class A                                                                         7,982             3,945           3,155
   Class B                                                                         1,928             1,891             839
   Class C                                                                           539               253             287
Administrative services fees and expenses                                        100,323            37,526          30,016
Compensation of board members                                                      8,924             8,566           8,566
Custodian fees                                                                    23,098            12,762          11,777
Printing and postage                                                              36,190            15,025          10,629
Registration fees                                                                 45,631            39,790          40,618
Audit fees                                                                        19,500            18,250          18,250
Other                                                                              7,926             4,885           2,860
                                                                             -----------        ----------      ----------
Total expenses                                                                 2,283,110         1,031,128         766,328
   Expenses waived/reimbursed by AEFC (Note 2)                                        --           (45,318)        (47,449)
                                                                             -----------        ----------      ----------
                                                                               2,283,110           985,810         718,879
   Earnings credits on cash balances (Note 2)                                     (2,005)           (1,002)         (1,826)
                                                                             -----------        ----------      ----------
Total net expenses                                                             2,281,105           984,808         717,053
                                                                             -----------        ----------      ----------
Investment income (loss) -- net                                                9,492,210         2,864,585       2,515,023
                                                                             -----------        ----------      ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                     4,271,954           118,188         119,015
Net change in unrealized appreciation (depreciation) on investments          (13,639,192)       (3,402,425)     (2,736,651)
                                                                             -----------        ----------      ----------
Net gain (loss) on investments                                                (9,367,238)       (3,284,237)     (2,617,636)
                                                                             -----------        ----------      ----------
Net increase (decrease) in net assets resulting from operations             $    124,972       $  (419,652)    $  (102,613)
                                                                            ============       ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
73   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of operations
AXP State Tax-Exempt Funds
                                                                               Minnesota        New York           Ohio
                                                                              Tax-Exempt       Tax-Exempt       Tax-Exempt
Year ended June 30, 2004                                                         Fund             Fund             Fund
Investment income
Income:
Interest                                                                    $ 19,821,408       $ 4,557,522     $ 3,075,017
                                                                            ------------       -----------     -----------
Expenses (Note 2):
Investment management services fee                                             2,045,996           495,538         360,176
Distribution fee
   Class A                                                                       930,361           216,769         155,044
   Class B                                                                       640,880           165,524         119,538
   Class C                                                                        94,763            21,722          26,606
Transfer agency fee                                                              209,812            53,932          40,085
Incremental transfer agency fee
   Class A                                                                        18,066             4,615           3,289
   Class B                                                                         5,390             1,483           1,064
   Class C                                                                         1,244               267             410
Administrative services fees and expenses                                        176,718            43,576          31,477
Compensation of board members                                                     10,050             8,566           8,566
Custodian fees                                                                    36,693            14,652          11,586
Printing and postage                                                              71,967            16,520          12,819
Registration fees                                                                 41,129            40,054          41,103
Audit fees                                                                        21,250            18,750          18,250
Other                                                                             10,490            12,686           3,787
                                                                            ------------       -----------     -----------
Total expenses                                                                 4,314,809         1,114,654         833,800
   Expenses waived/reimbursed by AEFC (Note 2)                                        --           (48,470)        (51,469)
                                                                            ------------       -----------     -----------
                                                                               4,314,809         1,066,184         782,331
   Earnings credits on cash balances (Note 2)                                     (8,695)             (619)         (1,572)
                                                                            ------------       -----------     -----------
Total net expenses                                                             4,306,114         1,065,565         780,759
                                                                            ------------       -----------     -----------
Investment income (loss) -- net                                               15,515,294         3,491,957       2,294,258
                                                                            ------------       -----------     -----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                     2,656,487         1,237,352        (246,174)
Net change in unrealized appreciation (depreciation) on investments          (16,925,059)       (5,118,869)     (2,801,314)
                                                                            ------------       -----------     -----------
Net gain (loss) on investments                                               (14,268,572)       (3,881,517)     (3,047,488)
                                                                            ------------       -----------     -----------
Net increase (decrease) in net assets resulting from operations             $  1,246,722       $  (389,560)    $  (753,230)
                                                                            ============       ===========     ===========

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
74   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds
                                                             California Tax-Exempt Fund        Massachusetts Tax-Exempt Fund
Year ended June 30,                                             2004             2003              2004             2003
Operations and distributions
Investment income (loss) -- net                            $  9,492,210     $ 11,566,511      $  2,864,585    $  3,257,208
Net realized gain (loss) on investments                       4,271,954        8,964,381           118,188       2,151,276
Net change in unrealized appreciation
   (depreciation) on investments                            (13,639,192)      (2,082,159)       (3,402,425)        567,833
                                                           ------------     ------------      ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                    124,972       18,448,733          (419,652)      5,976,317
                                                           ------------     ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                 (8,492,465)     (10,384,472)       (2,172,737)     (2,467,733)
     Class B                                                   (769,181)      (1,025,356)         (567,432)       (725,227)
     Class C                                                   (139,214)        (156,722)          (44,866)        (52,948)
   Net realized gain
     Class A                                                 (2,563,129)              --          (758,405)       (237,976)
     Class B                                                   (291,280)              --          (259,092)        (91,179)
     Class C                                                    (48,764)              --           (20,647)         (4,771)
                                                           ------------     ------------      ------------    ------------
Total distributions                                         (12,304,033)     (11,566,550)       (3,823,179)     (3,579,834)
                                                           ------------     ------------      ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                   15,901,451       26,190,532         6,412,052      16,236,343
   Class B shares                                             1,083,627        4,503,962         1,359,509       4,619,873
   Class C shares                                             1,207,521        2,493,281           674,999       1,160,643
Reinvestment of distributions at net asset value
   Class A shares                                             8,050,801        7,003,562         2,473,261       2,177,932
   Class B shares                                               873,630          780,266           680,143         652,199
   Class C shares                                               177,893          148,824            61,014          54,257
Payments for redemptions
   Class A shares                                           (56,069,227)     (35,725,082)      (19,003,431)    (13,546,432)
   Class B shares (Note 2)                                   (6,190,835)      (6,510,807)       (4,718,999)     (5,669,967)
   Class C shares (Note 2)                                   (2,345,662)      (1,318,302)         (824,274)     (1,718,123)
                                                           ------------     ------------      ------------    ------------
Increase (decrease) in net assets from
   share transactions                                       (37,310,801)      (2,433,764)      (12,885,726)      3,966,725
                                                           ------------     ------------      ------------    ------------
Total increase (decrease) in net assets                     (49,489,862)       4,448,419       (17,128,557)      6,363,208
Net assets at beginning of year                             268,756,132      264,307,713        98,771,603      92,408,395
                                                           ------------     ------------      ------------    ------------
Net assets at end of year                                  $219,266,270     $268,756,132      $ 81,643,046    $ 98,771,603
                                                           ============     ============      ============    ============
Undistributed net investment income                        $     91,350     $         --      $     94,049    $     14,499
                                                           ------------     ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
75   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds
                                                              Michigan Tax-Exempt Fund           Minnesota Tax-Exempt Fund
Year ended June 30,                                             2004             2003              2004             2003
Operations and distributions
Investment income (loss) -- net                            $  2,515,023     $  3,257,428      $ 15,515,294    $ 19,167,629
Net realized gain (loss) on investments                         119,015        3,389,397         2,656,487       3,994,318
Net change in unrealized appreciation
   (depreciation) on investments                             (2,736,651)        (389,691)      (16,925,059)     10,783,186
                                                           ------------     ------------      ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                   (102,613)       6,257,134         1,246,722      33,945,133
                                                           ------------     ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                 (2,226,533)      (2,897,168)      (13,145,714)    (16,460,497)
     Class B                                                   (231,859)        (311,214)       (1,780,915)     (2,456,421)
     Class C                                                    (56,704)         (58,053)         (262,576)       (250,785)
   Net realized gain
     Class A                                                   (939,726)        (719,836)               --              --
     Class B                                                   (124,142)         (97,368)               --              --
     Class C                                                    (28,159)         (17,788)               --              --
                                                           ------------     ------------      ------------    ------------
Total distributions                                          (3,607,123)      (4,101,427)      (15,189,205)    (19,167,703)
                                                           ------------     ------------      ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    3,929,167        9,326,799        31,708,550      64,115,226
   Class B shares                                               465,780        2,632,658         3,586,678      13,772,625
   Class C shares                                               626,081          894,229         3,068,043       5,290,259
Reinvestment of distributions at net asset value
   Class A shares                                             2,623,733        2,887,754        10,715,648      13,082,956
   Class B shares                                               261,994          319,510         1,489,197       2,011,791
   Class C shares                                                73,298           53,154           228,169         222,608
Payments for redemptions
   Class A shares                                           (17,160,945)     (14,541,050)      (76,911,886)    (70,555,737)
   Class B shares (Note 2)                                   (2,429,975)      (2,193,704)      (11,748,894)    (14,419,159)
   Class C shares (Note 2)                                     (819,029)        (229,683)       (3,005,495)     (1,407,408)
                                                           ------------     ------------      ------------    ------------
Increase (decrease) in net assets from
   share transactions                                       (12,429,896)        (850,333)      (40,869,990)     12,113,161
                                                           ------------     ------------      ------------    ------------
Total increase (decrease) in net assets                     (16,139,632)       1,305,374       (54,812,473)     26,890,591
Net assets at beginning of year                              80,951,819       79,646,445       470,654,440     443,763,849
                                                           ------------     ------------      ------------    ------------
Net assets at end of year                                  $ 64,812,187     $ 80,951,819      $415,841,967    $470,654,440
                                                           ============     ============      ============    ============
Undistributed (excess of distributions over)
   net investment income                                   $        (74)    $         (1)     $    326,088    $         (1)
                                                           ------------     ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
76   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP State Tax-Exempt Funds

                                                              New York Tax-Exempt Fund             Ohio Tax-Exempt Fund
Year ended June 30,                                             2004             2003              2004             2003
Operations and distributions
Investment income (loss) -- net                           $   3,491,957     $  4,379,277      $  2,294,258    $  2,753,549
Net realized gain (loss) on investments                       1,237,352        3,490,200          (246,174)      3,381,292
Net change in unrealized appreciation
   (depreciation) on investments                             (5,118,869)       1,311,479        (2,801,314)       (536,194)
                                                          -------------     ------------      ------------    ------------
Net increase (decrease) in net assets
   resulting from operations                                   (389,560)       9,180,956          (753,230)      5,598,647
                                                          -------------     ------------      ------------    ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                 (2,982,840)      (3,714,692)       (1,917,434)     (2,355,316)
     Class B                                                   (443,612)        (612,202)         (277,749)       (341,210)
     Class C                                                    (58,190)         (55,183)          (61,732)        (58,726)
   Net realized gain
     Class A                                                 (1,792,067)        (361,006)         (822,499)     (1,264,773)
     Class B                                                   (349,327)         (74,215)         (159,181)       (248,631)
     Class C                                                    (45,440)          (6,930)          (35,511)        (46,669)
                                                          -------------     ------------      ------------    ------------
Total distributions                                          (5,671,476)      (4,824,228)       (3,274,106)     (4,315,325)
                                                          -------------     ------------      ------------    ------------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                    5,308,394       12,844,081         5,179,041      11,112,404
   Class B shares                                             1,490,534        3,806,201           915,169       3,644,407
   Class C shares                                               860,606        1,081,568           463,974       1,905,871
Reinvestment of distributions at net asset value
   Class A shares                                             4,083,913        3,182,162         2,178,569       2,866,712
   Class B shares                                               611,810          528,150           347,672         467,095
   Class C shares                                                97,082           59,237            94,195         100,763
Payments for redemptions
   Class A shares                                           (22,699,309)     (14,663,801)      (14,186,759)    (17,941,651)
   Class B shares (Note 2)                                   (3,905,116)      (5,491,739)       (3,712,886)     (3,155,366)
   Class C shares (Note 2)                                   (1,130,447)        (207,137)       (1,192,556)       (241,528)
                                                          -------------     ------------      ------------    ------------
Increase (decrease) in net assets
   from share transactions                                  (15,282,533)       1,138,722        (9,913,581)     (1,241,293)
                                                          -------------     ------------      ------------    ------------
Total increase (decrease) in net assets                     (21,343,569)       5,495,450       (13,940,917)         42,029
Net assets at beginning of year                             117,407,040      111,911,590        82,555,665      82,513,636
                                                          -------------     ------------      ------------    ------------
Net assets at end of year                                 $  96,063,471     $117,407,040      $ 68,614,748    $ 82,555,665
                                                          =============     ============      ============    ============
Undistributed (excess of distributions over)
   net investment income                                  $       7,315     $         --      $     37,339    $         (4)
                                                          -------------     ------------      ------------    ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
77   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP State Tax-Exempt Funds

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP California Tax-Exempt Trust and AXP Special Tax-Exempt Series Trust were organized as Massachusetts business trusts. AXP California Tax-Exempt Trust includes only AXP California Tax-Exempt Fund. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of individual state tax-exempt funds and one insured national tax-exempt fund, including AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (the Funds). The Funds are non-diversified, open-end management investment companies as defined in the Investment Company Act of 1940 (as amended). Each Fund has unlimited authorized shares of beneficial interest.

Each Fund's goal is to provide a high level of income generally exempt from federal income tax as well as from the respective state and local income tax. A portion of each Fund's assets may be invested in bonds whose interest is subject to the alternative minimum tax computation. The Funds concentrate their investments in a single state and therefore may have more credit risk related to the economic conditions of the respective state than Funds that have a broader geographical diversification.

Each Fund offers Class A, Class B and Class C shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee and incremental transfer agency fee (class specific expenses) differ among classes. Income, expenses (other than class-specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Each Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

--------------------------------------------------------------------------------
78   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sale price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Funds will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Funds may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

--------------------------------------------------------------------------------
79   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Funds may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Funds may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Funds will realize a gain or a loss when the swap is terminated. The Funds did not enter into any swap agreements for the year ended June 30, 2004.

Federal taxes

Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, undistributed net investment income and accumulated net realized gain (loss) have been increased (decreased), resulting in net reclassification adjustments to additional paid-in capital by the following:

                                California    Massachusetts       Michigan       Minnesota      New York         Ohio
                                Tax-Exempt     Tax-Exempt        Tax-Exempt     Tax-Exempt     Tax-Exempt     Tax-Exempt
                                   Fund           Fund              Fund           Fund           Fund           Fund
Undistributed net
   investment income               $--            $--               $--            $--            $--          $   --
Accumulated net
   realized gain (loss)             --             --                --             --             --           3,250
                                   ---            ---               ---            ---            ---          ------
Additional paid-in capital
   reduction (increase)            $--            $--               $--            $--            $--          $3,250
                                   ---            ---               ---            ---            ---          ------

--------------------------------------------------------------------------------
80   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The tax character of distributions paid for the years indicated is as follows:

Year ended June 30,                                              2004            2003

California Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(a)         $8,492,465     $10,384,472
      Long-term capital gain                                  2,563,129              --
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(a)            769,181       1,025,356
      Long-term capital gain                                    291,280              --
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(a)            139,214         156,722
      Long-term capital gain                                     48,764              --

(a) Tax-exempt distributions were 98.76% and 95.23% for the years ended 2004 and 2003, respectively.

Massachusetts Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(b)         $2,888,124      $2,467,733
      Long-term capital gain                                     43,018         237,976
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(b)            811,827         725,227
      Long-term capital gain                                     14,697          91,179
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(b)             64,342          52,948
      Long-term capital gain                                      1,171           4,771

(b) Tax-exempt distributions were 100% and 98.07% for the years ended 2004 and 2003, respectively.

Michigan Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(c)         $2,833,949      $2,897,168
      Long-term capital gain                                    332,310         719,836
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(c)            312,118         311,214
      Long-term capital gain                                     43,883          97,368
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(c)             74,909          58,053
      Long-term capital gain                                      9,954          17,788

(c) Tax-exempt distributions were 100% and 97.45% for the years ended 2004 and 2003, respectively.

--------------------------------------------------------------------------------
81   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Year ended June 30,                                              2004            2003

Minnesota Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)        $13,145,714     $16,640,497
      Long-term capital gain                                         --              --
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)          1,780,915       2,456,421
      Long-term capital gain                                         --              --
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(d)            262,576         250,785
      Long-term capital gain                                         --              --

(d) Tax-exempt distributions were 99.97% and 99.58% for the years ended 2004 and 2003, respectively.

New York Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)         $3,845,797      $3,714,692
      Long-term capital gain                                    929,110         361,006
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)            611,845         612,202
      Long-term capital gain                                    181,094          74,215
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(e)             80,074          55,183
      Long-term capital gain                                     23,556           6,930

(e) Tax-exempt distributions were 99.98% and 98.89% for the years ended 2004 and 2003, respectively.

Ohio Tax-Exempt Fund

Class A
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)         $2,567,342      $2,355,316
      Long-term capital gain                                    172,591       1,264,773
Class B
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)            403,527         341,210
      Long-term capital gain                                     33,403         248,631
Class C
Distributions paid from:
      Ordinary income -- tax-exempt distributions(f)             89,791          58,726
      Long-term capital gain                                      7,452          46,669

(f) Tax-exempt distributions were 99.97% and 98.66% for the years ended 2004 and 2003, respectively.

--------------------------------------------------------------------------------
82   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

As of June 30, 2004, the components of distributable earnings on a tax basis for each Fund are as follows:

                                                          Accumulated          Unrealized
                                     Undistributed         long-term          appreciation
Fund                               tax-exempt income      gain (loss)        (depreciation)
California Tax-Exempt Fund             $164,525          $2,052,579           $2,345,214
Massachusetts Tax-Exempt Fund            31,380              71,835              112,875
Michigan Tax-Exempt Fund                 31,296              49,523              507,248
Minnesota Tax-Exempt Fund               204,283             756,396            3,003,725
New York Tax-Exempt Fund                 95,982             941,479            1,352,088
Ohio Tax-Exempt Fund                     32,845            (438,217)            (257,988)

Dividends to shareholders

Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of each Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

Each Fund has agreements with American Express Financial Corporation (AEFC) to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of each Fund's average daily net assets in reducing percentages from 0.47% to 0.38% annually.

Under an Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Funds are consultants' fees and fund office expenses. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of each Fund or other American Express mutual funds. Each Fund's liability for these amounts is adjusted for market value changes and remains in each Fund until distributed in accordance with the Plan.

--------------------------------------------------------------------------------
83   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the base fee of $18.50.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

Each Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, each Fund pays a fee at an annual rate up to 0.25% of each Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

For the year ended June 30, 2004, AEFC and its affiliates waived certain fees and expenses as follows:

Fund                                   Class A              Class B              Class C
Massachusetts Tax-Exempt Fund           0.88%                1.64%               1.64%
Michigan Tax-Exempt Fund                0.88                 1.63                1.64
New York Tax-Exempt Fund                0.88                 1.63                1.63
Ohio Tax-Exempt Fund                    0.88                 1.63                1.63

In addition, AEFC and its affiliates have agreed to waive certain fees and expenses until June 30, 2005. Under this agreement, net expenses will not exceed 0.88% for Class A, 1.64% for Class B and 1.64% for Class C of the Fund's average daily net assets for Massachusetts Tax-Exempt Fund, Michigan Tax-Exempt Fund, New York Tax-Exempt Fund and Ohio Tax-Exempt Fund.

Sales charges received by the Distributor for distributing the Funds' shares for the year ended June 30, 2004, are as follows:

Fund                                    Class A             Class B              Class C
California Tax-Exempt Fund            $209,565             $34,041              $3,291
Massachusetts Tax-Exempt Fund          123,461              38,039               1,594
Michigan Tax-Exempt Fund                91,284              16,779                 696
Minnesota Tax-Exempt Fund              583,898              57,835               4,118
New York Tax-Exempt Fund               125,516              28,357               1,639
Ohio Tax-Exempt Fund                    88,585              22,659               2,117

--------------------------------------------------------------------------------
84   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

During the year ended June 30, 2004, the Funds' custodian and transfer agency fees were reduced as a result of earnings credits from overnight cash balances as follows:

Fund                                                       Reduction
California Tax-Exempt Fund                                  $2,005
Massachusetts Tax-Exempt Fund                                1,002
Michigan Tax-Exempt Fund                                     1,826
Minnesota Tax-Exempt Fund                                    8,695
New York Tax-Exempt Fund                                       619
Ohio Tax-Exempt Fund                                         1,572

3. SECURITIES TRANSACTIONS

For the year ended June 30, 2004, cost of purchases and proceeds from sales (other than short-term obligations) aggregated for each Fund are as follows:

Fund                                    Purchases       Proceeds
California Tax-Exempt Fund             $69,117,039    $106,519,935
Massachusetts Tax-Exempt Fund           12,098,471      22,445,716
Michigan Tax-Exempt Fund                22,132,267      32,349,469
Minnesota Tax-Exempt Fund               94,800,309     123,031,872
New York Tax-Exempt Fund                35,189,794      46,999,329
Ohio Tax-Exempt Fund                    11,987,556      18,715,668

Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares for each Fund for the years indicated are as follows:

                                                      California Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        3,033,671           206,871          230,075
Issued for reinvested distributions         1,537,634           166,830           33,943
Redeemed                                  (10,732,762)       (1,184,067)        (449,095)
                                          -----------        ----------         --------
Net increase (decrease)                    (6,161,457)         (810,366)        (185,077)
                                           ----------          --------         --------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        4,920,750           843,755          467,000
Issued for reinvested distributions         1,318,953           146,936           27,986
Redeemed                                   (6,719,587)       (1,217,542)        (247,050)
                                           ----------        ----------         --------
Net increase (decrease)                      (479,884)         (226,851)         247,936
                                             --------          --------          -------

--------------------------------------------------------------------------------
85   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

                                                    Massachusetts Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        1,191,577           251,911          124,956
Issued for reinvested distributions           459,165           126,234           11,326
Redeemed                                   (3,531,720)         (876,712)        (154,180)
                                           ----------          --------         --------
Net increase (decrease)                    (1,880,978)         (498,567)         (17,898)
                                           ----------          --------          -------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        2,973,508           848,985          213,917
Issued for reinvested distributions           400,774           120,059            9,969
Redeemed                                   (2,489,809)       (1,034,373)        (318,685)
                                           ----------        ----------         --------
Net increase (decrease)                       884,473           (65,329)         (94,799)
                                              -------           -------          -------

                                                       Michigan Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                          736,955            87,977          117,722
Issued for reinvested distributions           492,872            49,175           13,759
Redeemed                                   (3,227,509)         (459,337)        (153,247)
                                           ----------          --------         --------
Net increase (decrease)                    (1,997,682)         (322,185)         (21,766)
                                           ----------          --------          -------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        1,723,071           486,550          165,970
Issued for reinvested distributions           536,475            59,391            9,871
Redeemed                                   (2,688,470)         (405,534)         (42,907)
                                           ----------          --------          -------
Net increase (decrease)                      (428,924)          140,407          132,934
                                             --------           -------          -------

                                                       Minnesota Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        5,989,136           678,333          581,550
Issued for reinvested distributions         2,028,244           281,844           43,186
Redeemed                                  (14,563,010)       (2,227,995)        (570,516)
                                          -----------        ----------         --------
Net increase (decrease)                    (6,545,630)       (1,267,818)          54,220
                                           ----------        ----------           ------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                       12,133,872         2,616,564        1,001,540
Issued for reinvested distributions         2,483,116           381,654           42,223
Redeemed                                  (13,380,622)       (2,705,709)        (266,460)
                                          -----------        ----------         --------
Net increase (decrease)                     1,236,366           292,509          777,303
                                            ---------           -------          -------

--------------------------------------------------------------------------------
86   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

                                                       New York Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                        1,018,559           285,671          164,025
Issued for reinvested distributions           784,799           117,555           18,658
Redeemed                                   (4,372,625)         (752,175)        (218,063)
                                           ----------          --------         --------
Net increase (decrease)                    (2,569,267)         (348,949)         (35,380)
                                           ----------          --------          -------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        2,423,798           721,796          204,473
Issued for reinvested distributions           603,510           100,198           11,232
Redeemed                                   (2,774,804)       (1,031,770)         (39,117)
                                           ----------        ----------          -------
Net increase (decrease)                       252,504          (209,776)         176,588
                                              -------          --------          -------

                                                         Ohio Tax-Exempt Fund
                                                       Year ended June 30, 2004
                                              Class A           Class B          Class C
Sold                                          974,625           172,274           87,413
Issued for reinvested distributions           411,677            65,666           17,779
Redeemed                                   (2,689,966)         (708,242)        (225,894)
                                           ----------          --------         --------
Net increase (decrease)                    (1,303,664)         (470,302)        (120,702)
                                           ----------          --------         --------

                                                       Year ended June 30, 2003
                                              Class A           Class B          Class C
Sold                                        2,059,938           678,806          352,942
Issued for reinvested distributions           536,484            87,539           18,871
Redeemed                                   (3,337,849)         (585,735)         (44,619)
                                           ----------          --------          -------
Net increase (decrease)                      (741,427)          180,610          327,194
                                             --------           -------          -------

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, capital loss carry-overs as of June 30, 2004 are as follows:

Fund                                            Carry-over      Expiration date
Ohio Tax-Exempt Fund                             $438,217            2013

It is unlikely the board will authorize a distribution of any net realized capital gains for a Fund until the respective capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
87   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

6. BANK BORROWINGS

Each Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby each Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. Each Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables each Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. Each Fund had no borrowings outstanding during the year ended June 30, 2004.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating each Fund's results.

AXP California Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.23      $5.18      $5.03      $5.18
Income from investment operations:
Net investment income (loss)                                                 .21        .23        .24        .25        .26
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .05        .15       (.15)
Total from investment operations                                             .01        .37        .29        .40        .11
Less distributions:
Dividends from net investment income                                        (.21)      (.23)      (.24)      (.25)      (.26)
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.27)      (.23)      (.24)      (.25)      (.26)
Net asset value, end of period                                             $5.11      $5.37      $5.23      $5.18      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                     $194       $237       $234       $231       $213
Ratio of expenses to average daily net assets(b)                            .86%       .85%       .84%       .85%       .82%
Ratio of net investment income (loss) to average daily net assets          4.03%      4.34%      4.56%      4.79%      5.18%
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(c)                                                             .25%      7.26%      5.66%      8.00%      2.19%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
88   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.23      $5.17      $5.03      $5.18
Income from investment operations:
Net investment income (loss)                                                 .17        .19        .20        .21        .22
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .06        .14       (.15)
Total from investment operations                                            (.03)       .33        .26        .35        .07
Less distributions:
Dividends from net investment income                                        (.17)      (.19)      (.20)      (.21)      (.22)
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.23)      (.19)      (.20)      (.21)      (.22)
Net asset value, end of period                                             $5.11      $5.37      $5.23      $5.17      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $27        $27        $24        $21
Ratio of expenses to average daily net assets(b)                           1.61%      1.60%      1.59%      1.60%      1.58%
Ratio of net investment income (loss) to average daily net assets          3.28%      3.58%      3.81%      3.99%      4.43%
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(c)                                                            (.50%)     6.44%      5.07%      6.98%      1.44%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
89   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.38      $5.24      $5.18      $5.03      $5.02
Income from investment operations:
Net investment income (loss)                                                 .17        .19        .20        .21         --
Net gains (losses) (both realized and unrealized)                           (.20)       .14        .06        .15        .01
Total from investment operations                                            (.03)       .33        .26        .36        .01
Less distributions:
Dividends from net investment income                                        (.17)      (.19)      (.20)      (.21)        --
Distributions from realized gains                                           (.06)        --         --         --         --
Total distributions                                                         (.23)      (.19)      (.20)      (.21)        --
Net asset value, end of period                                             $5.12      $5.38      $5.24      $5.18      $5.03

Ratios/supplemental data
Net assets, end of period (in millions)                                       $4         $5         $3         $1        $--
Ratio of expenses to average daily net assets(c)                           1.62%      1.61%      1.60%      1.60%      1.58%(d)
Ratio of net investment income (loss) to average daily net assets          3.27%      3.56%      3.86%      4.04%      4.43%(d)
Portfolio turnover rate (excluding short-term securities)                    30%        95%        16%        11%        18%
Total return(e)                                                            (.50%)     6.43%      5.07%      7.20%       .20%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
90   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.39
Income from investment operations:
Net investment income (loss)                                                 .18        .19        .22        .27        .27
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17       (.27)
Total from investment operations                                            (.01)       .35        .31        .44         --
Less distributions:
Dividends from net investment income                                        (.18)      (.19)      (.22)      (.27)      (.28)
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.24)      (.21)      (.22)      (.27)      (.28)
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $59        $73        $66        $65        $59
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .91%       .95%       .93%
Ratio of net investment income (loss) to average daily net assets          3.35%      3.57%      4.11%      5.04%      5.28%
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(d)                                                            (.24%)     6.73%      5.94%      8.64%       .04%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
91   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.39
Income from investment operations:
Net investment income (loss)                                                 .14        .15        .18        .23        .24
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17       (.28)
Total from investment operations                                            (.05)       .31        .27        .40       (.04)
Less distributions:
Dividends from net investment income                                        (.14)      (.15)      (.18)      (.23)      (.24)
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.20)      (.17)      (.18)      (.23)      (.24)
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                      $21        $24        $24        $18        $16
Ratio of expenses to average daily net assets(b)                           1.64%(c)   1.63%(c)   1.66%      1.70%      1.69%
Ratio of net investment income (loss) to average daily net assets          2.59%      2.81%      3.34%      4.28%      4.53%
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(d)                                                            (.99%)     5.92%      5.15%      7.83%      (.71%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
92   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.51      $5.37      $5.28      $5.11      $5.10
Income from investment operations:
Net investment income (loss)                                                 .14        .15        .18        .23         --
Net gains (losses) (both realized and unrealized)                           (.19)       .16        .09        .17        .01
Total from investment operations                                            (.05)       .31        .27        .40        .01
Less distributions:
Dividends from net investment income                                        (.14)      (.15)      (.18)      (.23)        --
Distributions from realized gains                                           (.06)      (.02)        --         --         --
Total distributions                                                         (.20)      (.17)      (.18)      (.23)        --
Net asset value, end of period                                             $5.26      $5.51      $5.37      $5.28      $5.11

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $2         $1        $--
Ratio of expenses to average daily net assets(c)                           1.64%(e)   1.64%(e)   1.66%      1.70%      1.69%(d)
Ratio of net investment income (loss) to average daily net assets          2.58%      2.88%      3.32%      4.30%      4.53%(d)
Portfolio turnover rate (excluding short-term securities)                    14%       141%        53%         4%         7%
Total return(f)                                                            (.97%)     5.91%      5.16%      7.84%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
93   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.38
Income from investment operations:
Net investment income (loss)                                                 .19        .22        .24        .27        .27
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18       (.29)
Total from investment operations                                             .01        .41        .30        .45       (.02)
Less distributions:
Dividends from net investment income                                        (.19)      (.22)      (.24)      (.27)      (.27)
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.27)      (.27)      (.24)      (.27)      (.27)
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                      $56        $70        $70        $67        $65
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .92%       .95%       .89%
Ratio of net investment income (loss) to average daily net assets          3.55%      4.06%      4.57%      5.09%      5.30%
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(d)                                                             .19%      8.00%      5.83%      8.90%      (.14%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.94% and 0.93% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
94   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.38
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .20        .23        .23
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18       (.29)
Total from investment operations                                            (.03)       .37        .26        .41       (.06)
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.20)      (.23)      (.23)
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.23)      (.23)      (.20)      (.23)      (.23)
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $7         $9         $8         $6         $6
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.67%      1.70%      1.64%
Ratio of net investment income (loss) to average daily net assets          2.79%      3.28%      3.82%      4.34%      4.55%
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(d)                                                            (.56%)     7.18%      5.04%      8.09%      (.92%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
95   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.47      $5.33      $5.27      $5.09      $5.08
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .20        .22         --
Net gains (losses) (both realized and unrealized)                           (.18)       .19        .06        .18        .01
Total from investment operations                                            (.03)       .37        .26        .40        .01
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.20)      (.22)        --
Distributions from realized gains                                           (.08)      (.05)        --         --         --
Total distributions                                                         (.23)      (.23)      (.20)      (.22)        --
Net asset value, end of period                                             $5.21      $5.47      $5.33      $5.27      $5.09

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $1        $--        $--
Ratio of expenses to average daily net assets(c)                           1.64%(e)   1.63%(e)   1.66%      1.70%      1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.80%      3.27%      3.80%      4.36%      4.23%(d)
Portfolio turnover rate (excluding short-term securities)                    32%       113%        33%         4%        12%
Total return(f)                                                            (.57%)     7.18%      5.05%      8.02%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.70% and 1.69% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
96   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $5.26
Income from investment operations:
Net investment income (loss)                                                 .19        .22        .25        .28        .29
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14       (.27)
Total from investment operations                                             .02        .39        .31        .42        .02
Less distributions:
Dividends from net investment income                                        (.19)      (.22)      (.25)      (.28)      (.28)
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data:
Net assets, end of period (in millions)                                     $347       $393       $375       $357       $340
Ratio of expenses to average daily net assets(b)                            .84%       .84%       .83%       .84%       .82%
Ratio of net investment income (loss) to average daily net assets          3.60%      4.26%      4.82%      5.45%      5.68%
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(c)                                                             .32%      7.78%      6.15%      8.53%       .60%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
97   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $5.26
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .21        .24        .25
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14       (.26)
Total from investment operations                                            (.02)       .35        .27        .38       (.01)
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.21)      (.24)      (.25)
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                      $59        $68        $64        $53        $44
Ratio of expenses to average daily net assets(b)                           1.59%      1.59%      1.59%      1.60%      1.58%
Ratio of net investment income (loss) to average daily net assets          2.85%      3.48%      4.02%      4.70%      4.94%
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(c)                                                            (.44%)     6.97%      5.36%      7.72%      (.16%)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
98   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.37      $5.20      $5.14      $5.00      $4.99
Income from investment operations:
Net investment income (loss)                                                 .15        .18        .21        .24         --
Net gains (losses) (both realized and unrealized)                           (.17)       .17        .06        .14        .01
Total from investment operations                                            (.02)       .35        .27        .38        .01
Less distributions:
Dividends from net investment income                                        (.15)      (.18)      (.21)      (.24)        --
Net asset value, end of period                                             $5.20      $5.37      $5.20      $5.14      $5.00

Ratios/supplemental data
Net assets, end of period (in millions)                                       $9         $9         $5         $2        $--
Ratio of expenses to average daily net assets(c)                           1.60%      1.60%      1.59%      1.59%      1.58%(d)
Ratio of net investment income (loss) to average daily net assets          2.84%      3.44%      4.04%      4.74%      4.94%(d)
Portfolio turnover rate (excluding short-term securities)                    23%        73%        36%         4%        18%
Total return(e)                                                            (.44%)     6.96%      5.36%      7.75%       .20%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
99   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.36      $5.16      $5.12      $4.92      $5.15
Income from investment operations:
Net investment income (loss)                                                 .18        .20        .22        .25        .27
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .04        .20       (.23)
Total from investment operations                                              --        .42        .26        .45        .04
Less distributions:
Dividends from net investment income                                        (.18)      (.20)      (.22)      (.25)      (.27)
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.29)      (.22)      (.22)      (.25)      (.27)
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.12      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $79        $97        $92        $88        $85
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .90%       .91%       .88%
Ratio of net investment income (loss) to average daily net assets          3.44%      3.88%      4.38%      4.90%      5.27%
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(d)                                                            (.02%)     8.43%      5.26%      9.28%       .77%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.93% and 0.90% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
100   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.36      $5.16      $5.12      $4.92      $5.15
Income from investment operations:
Net investment income (loss)                                                 .14        .16        .19        .21        .23
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .04        .20       (.23)
Total from investment operations                                            (.04)       .38        .23        .41         --
Less distributions:
Dividends from net investment income                                        (.14)      (.16)      (.19)      (.21)      (.23)
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.25)      (.18)      (.19)      (.21)      (.23)
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.12      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                      $15        $18        $18        $16        $13
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.65%      1.66%      1.63%
Ratio of net investment income (loss) to average daily net assets          2.69%      3.13%      3.60%      4.14%      4.54%
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(d)                                                            (.78%)     7.61%      4.48%      8.47%       .01%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
101   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.36      $5.16      $5.11      $4.92      $4.91
Income from investment operations:
Net investment income (loss)                                                 .14        .16        .19        .21         --
Net gains (losses) (both realized and unrealized)                           (.18)       .22        .05        .19        .01
Total from investment operations                                            (.04)       .38        .24        .40        .01
Less distributions:
Dividends from net investment income                                        (.14)      (.16)      (.19)      (.21)        --
Distributions from realized gains                                           (.11)      (.02)        --         --         --
Total distributions                                                         (.25)      (.18)      (.19)      (.21)        --
Net asset value, end of period                                             $5.07      $5.36      $5.16      $5.11      $4.92

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $2         $1        $--        $--
Ratio of expenses to average daily net assets(c)                           1.63%(e)   1.64%(e)   1.66%      1.66%      1.63%(d)
Ratio of net investment income (loss) to average daily net assets          2.68%      3.07%      3.69%      4.09%      4.54%(d)
Portfolio turnover rate (excluding short-term securities)                    36%        91%        44%        13%        11%
Total return(f)                                                            (.78%)     7.60%      4.68%      8.26%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.69% and 1.66% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
102   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.43      $5.35      $5.27      $5.13      $5.36
Income from investment operations:
Net investment income (loss)                                                 .17        .18        .22        .27        .27
Net gains (losses) (both realized and unrealized)                           (.20)       .19        .08        .14       (.23)
Total from investment operations                                            (.03)       .37        .30        .41        .04
Less distributions:
Dividends from net investment income                                        (.17)      (.18)      (.22)      (.27)      (.27)
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.24)      (.29)      (.22)      (.27)      (.27)
Net asset value, end of period                                             $5.16      $5.43      $5.35      $5.27      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $56        $67        $69        $67        $60
Ratio of expenses to average daily net assets(b)                            .88%(c)    .88%(c)    .91%       .93%       .88%
Ratio of net investment income (loss) to average daily net assets          3.13%      3.40%      4.22%      4.98%      5.31%
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(d)                                                            (.67%)     7.08%      5.87%      7.95%       .91%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class A would have been 0.95% and 0.92% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
103   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000
Net asset value, beginning of period                                       $5.43      $5.34      $5.27      $5.13      $5.36
Income from investment operations:
Net investment income (loss)                                                 .13        .14        .18        .23        .23
Net gains (losses) (both realized and unrealized)                           (.20)       .20        .07        .14       (.23)
Total from investment operations                                            (.07)       .34        .25        .37         --
Less distributions:
Dividends from net investment income                                        (.13)      (.14)      (.18)      (.23)      (.23)
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.20)      (.25)      (.18)      (.23)      (.23)
Net asset value, end of period                                             $5.16      $5.43      $5.34      $5.27      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                      $10        $13        $12         $8         $7
Ratio of expenses to average daily net assets(b)                           1.63%(c)   1.63%(c)   1.66%      1.68%      1.64%
Ratio of net investment income (loss) to average daily net assets          2.38%      2.62%      3.46%      4.23%      4.55%
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(d)                                                           (1.43%)     6.47%      4.89%      7.15%       .14%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class B would have been 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(d)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
104   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                2004       2003       2002       2001       2000(b)
Net asset value, beginning of period                                       $5.43      $5.35      $5.28      $5.13      $5.12
Income from investment operations:
Net investment income (loss)                                                 .13        .14        .18        .22         --
Net gains (losses) (both realized and unrealized)                           (.20)       .19        .07        .15        .01
Total from investment operations                                            (.07)       .33        .25        .37        .01
Less distributions:
Dividends from net investment income                                        (.13)      (.14)      (.18)      (.22)        --
Distributions from realized gains                                           (.07)      (.11)        --         --         --
Total distributions                                                         (.20)      (.25)      (.18)      (.22)        --
Net asset value, end of period                                             $5.16      $5.43      $5.35      $5.28      $5.13

Ratios/supplemental data
Net assets, end of period (in millions)                                       $2         $3         $1         $1        $--
Ratio of expenses to average daily net assets(c)                           1.63%(e)   1.63%(e)   1.66%      1.68%      1.64%(d)
Ratio of net investment income (loss) to average daily net assets          2.38%      2.54%      3.45%      4.26%      4.55%(d)
Portfolio turnover rate (excluding short-term securities)                    17%       194%        33%         3%        13%
Total return(f)                                                           (1.44%)     6.26%      4.89%      7.27%       .20%(g)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e) AEFC waived/reimbursed the Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses for Class C would have been 1.71% and 1.68% for the years ended June 30, 2004 and 2003, respectively.

(f)  Total return does not reflect payment of a sales charge.

(g)  Not annualized.

--------------------------------------------------------------------------------
105   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP CALIFORNIA TAX-EXEMPT TRUST

AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of AXP California Tax-Exempt Fund (a fund within AXP California Tax-Exempt Trust) and AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund (funds within AXP Special Tax-Exempt Series Trust) as of June 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2004, and the financial highlights for each of the years in the five-year period ended June 30, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP California Tax-Exempt Fund, AXP Massachusetts Tax-Exempt Fund, AXP Michigan Tax-Exempt Fund, AXP Minnesota Tax-Exempt Fund, AXP New York Tax-Exempt Fund and AXP Ohio Tax-Exempt Fund as of June 30, 2004, and the results of their operations, changes in their net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

August 20, 2004

--------------------------------------------------------------------------------
106   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

Each Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP California Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 98.76% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01642
Aug. 22, 2003                                                            0.01769
Sept. 22, 2003                                                           0.02156
Oct. 23, 2003                                                            0.01803
Nov. 21, 2003                                                            0.01639
Dec. 22, 2003                                                            0.01750
Jan. 26, 2004                                                            0.01980
Feb. 25, 2004                                                            0.01677
March 26, 2004                                                           0.01755
April 26, 2004                                                           0.01536
May 26, 2004                                                             0.01675
June 25, 2004                                                            0.01647
Total                                                                   $0.21029

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.06442
Total distributions                                                     $0.27471

--------------------------------------------------------------------------------
107   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class B

Income distributions -- 98.76% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01299
Aug. 22, 2003                                                            0.01457
Sept. 22, 2003                                                           0.01822
Oct. 23, 2003                                                            0.01466
Nov. 21, 2003                                                            0.01323
Dec. 22, 2003                                                            0.01410
Jan. 26, 2004                                                            0.01598
Feb. 25, 2004                                                            0.01352
March 26, 2004                                                           0.01423
April 26, 2004                                                           0.01201
May 26, 2004                                                             0.01360
June 25, 2004                                                            0.01332
Total                                                                   $0.17043

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.06442
Total distributions                                                     $0.23485
--------------------------------------------------------------------------------
108   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class C

Income distributions -- 98.76% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01295
Aug. 22, 2003                                                            0.01455
Sept. 22, 2003                                                           0.01821
Oct. 23, 2003                                                            0.01464
Nov. 21, 2003                                                            0.01322
Dec. 22, 2003                                                            0.01408
Jan. 26, 2004                                                            0.01599
Feb. 25, 2004                                                            0.01367
March 26, 2004                                                           0.01423
April 26, 2004                                                           0.01199
May 26, 2004                                                             0.01358
June 25, 2004                                                            0.01332
Total                                                                   $0.17043

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.06442
Total distributions                                                     $0.23485

Source of distributions

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 8.51%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
109   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Massachusetts Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01591
Aug. 22, 2003                                                            0.01368
Sept. 22, 2003                                                           0.01502
Oct. 23, 2003                                                            0.01497
Nov. 21, 2003                                                            0.01393
Dec. 22, 2003                                                            0.07323
Jan. 26, 2004                                                            0.01710
Feb. 25, 2004                                                            0.01433
March 26, 2004                                                           0.01414
April 26, 2004                                                           0.01433
May 26, 2004                                                             0.01458
June 25, 2004                                                            0.01493
Total                                                                   $0.23615

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.00351
Total distributions                                                     $0.23966

Class B

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01240
Aug. 22, 2003                                                            0.01049
Sept. 22, 2003                                                           0.01119
Oct. 23, 2003                                                            0.01155
Nov. 21, 2003                                                            0.01069
Dec. 22, 2003                                                            0.06976
Jan. 26, 2004                                                            0.01318
Feb. 25, 2004                                                            0.01103
March 26, 2004                                                           0.01074
April 26, 2004                                                           0.01089
May 26, 2004                                                             0.01135
June 25, 2004                                                            0.01180
Total                                                                   $0.19507

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.00351
Total distributions                                                     $0.19858
--------------------------------------------------------------------------------
110   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class C

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01232
Aug. 22, 2003                                                            0.01041
Sept. 22, 2003                                                           0.01190
Oct. 23, 2003                                                            0.01120
Nov. 21, 2003                                                            0.01062
Dec. 22, 2003                                                            0.06967
Jan. 26, 2004                                                            0.01308
Feb. 25, 2004                                                            0.01130
March 26, 2004                                                           0.01071
April 26, 2004                                                           0.01086
May 26, 2004                                                             0.01133
June 25, 2004                                                            0.01225
Total                                                                   $0.19565

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.00351
Total distributions                                                     $0.19916

Source of distributions

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 8.15%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
111   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01599
Aug. 22, 2003                                                            0.01523
Sept. 22, 2003                                                           0.01580
Oct. 23, 2003                                                            0.01588
Nov. 21, 2003                                                            0.01491
Dec. 22, 2003                                                            0.06878
Jan. 26, 2004                                                            0.01887
Feb. 25, 2004                                                            0.01545
March 26, 2004                                                           0.01535
April 26, 2004                                                           0.01590
May 26, 2004                                                             0.01526
June 25, 2004                                                            0.01552
Total                                                                   $0.24294

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.02859
Total distributions                                                     $0.27153

Class B

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01250
Aug. 22, 2003                                                            0.01206
Sept. 22, 2003                                                           0.01240
Oct. 23, 2003                                                            0.01244
Nov. 21, 2003                                                            0.01169
Dec. 22, 2003                                                            0.06533
Jan. 26, 2004                                                            0.01502
Feb. 25, 2004                                                            0.01215
March 26, 2004                                                           0.01199
April 26, 2004                                                           0.01252
May 26, 2004                                                             0.01203
June 25, 2004                                                            0.01232
Total                                                                   $0.20245

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.02859
Total distributions                                                     $0.23104

--------------------------------------------------------------------------------
112   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class C

Income distributions -- 100% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01246
Aug. 22, 2003                                                            0.01203
Sept. 22, 2003                                                           0.01240
Oct. 23, 2003                                                            0.01242
Nov. 21, 2003                                                            0.01167
Dec. 22, 2003                                                            0.06534
Jan. 26, 2004                                                            0.01520
Feb. 25, 2004                                                            0.01208
March 26, 2004                                                           0.01195
April 26, 2004                                                           0.01247
May 26, 2004                                                             0.01201
June 25, 2004                                                            0.01229
Total                                                                   $0.20232

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.02859
Total distributions                                                     $0.23091

Source of distributions

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 1.43%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
113   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Minnesota Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 99.97% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01610
Aug. 22, 2003                                                            0.01547
Sept. 22, 2003                                                           0.01632
Oct. 23, 2003                                                            0.01613
Nov. 21, 2003                                                            0.01531
Dec. 22, 2003                                                            0.01561
Jan. 26, 2004                                                            0.01745
Feb. 25, 2004                                                            0.01498
March 26, 2004                                                           0.01489
April 26, 2004                                                           0.01547
May 26, 2004                                                             0.01533
June 25, 2004                                                            0.01488
Total distributions                                                     $0.18794

Class B

Income distributions -- 99.97% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01268
Aug. 22, 2003                                                            0.01236
Sept. 22, 2003                                                           0.01298
Oct. 23, 2003                                                            0.01276
Nov. 21, 2003                                                            0.01214
Dec. 22, 2003                                                            0.01221
Jan. 26, 2004                                                            0.01358
Feb. 25, 2004                                                            0.01170
March 26, 2004                                                           0.01155
April 26, 2004                                                           0.01209
May 26, 2004                                                             0.01213
June 25, 2004                                                            0.01168
Total distributions                                                     $0.14786

--------------------------------------------------------------------------------
114   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class C

Income distributions -- 99.97% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01265
Aug. 22, 2003                                                            0.01234
Sept. 22, 2003                                                           0.01293
Oct. 23, 2003                                                            0.01271
Nov. 21, 2003                                                            0.01211
Dec. 22, 2003                                                            0.01217
Jan. 26, 2004                                                            0.01355
Feb. 25, 2004                                                            0.01178
March 26, 2004                                                           0.01153
April 26, 2004                                                           0.01207
May 26, 2004                                                             0.01211
June 25, 2004                                                            0.01165
Total distributions                                                     $0.14760

Source of distributions

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 9.03%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
115   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 99.98% are tax-exempt.
Payable date                                                           Per share
July 24, 2003                                                           $0.01483
Aug. 22, 2003                                                            0.01428
Sept. 22, 2003                                                           0.01569
Oct. 23, 2003                                                            0.01578
Nov. 21, 2003                                                            0.01478
Dec. 22, 2003                                                            0.06883
Jan. 26, 2004                                                            0.01678
Feb. 25, 2004                                                            0.01429
March 26, 2004                                                           0.01428
April 26, 2004                                                           0.01454
May 26, 2004                                                             0.01461
June 25, 2004                                                            0.01486
Total                                                                   $0.23355

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.05717
Total distributions                                                     $0.29072

Class B

Income distributions -- 99.98% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01104
Aug. 22, 2003                                                            0.01118
Sept. 22, 2003                                                           0.01230
Oct. 23, 2003                                                            0.01241
Nov. 21, 2003                                                            0.01162
Dec. 22, 2003                                                            0.06543
Jan. 26, 2004                                                            0.01300
Feb. 25, 2004                                                            0.01111
March 26, 2004                                                           0.01101
April 26, 2004                                                           0.01123
May 26, 2004                                                             0.01148
June 25, 2004                                                            0.01138
Total                                                                   $0.19319

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.05717
Total distributions                                                     $0.25036

--------------------------------------------------------------------------------
116   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class C

Income distributions -- 99.98% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01139
Aug. 22, 2003                                                            0.01115
Sept. 22, 2003                                                           0.01236
Oct. 23, 2003                                                            0.01237
Nov. 21, 2003                                                            0.01160
Dec. 22, 2003                                                            0.06541
Jan. 26, 2004                                                            0.01296
Feb. 25, 2004                                                            0.01118
March 26, 2004                                                           0.01099
April 26, 2004                                                           0.01121
May 26, 2004                                                             0.01146
June 25, 2004                                                            0.01160
Total                                                                   $0.19368

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.05717
Total distributions                                                     $0.25085

Source of distributions

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 7.84%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
117   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Ohio Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 99.97% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01372
Aug. 22, 2003                                                            0.01305
Sept. 22, 2003                                                           0.01389
Oct. 23, 2003                                                            0.01375
Nov. 21, 2003                                                            0.01318
Dec. 22, 2003                                                            0.06994
Jan. 26, 2004                                                            0.01583
Feb. 25, 2004                                                            0.01360
March 26, 2004                                                           0.01354
April 26, 2004                                                           0.01337
May 26, 2004                                                             0.01326
June 25, 2004                                                            0.01348
Total                                                                   $0.22061

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01493
Total distributions                                                     $0.23554

Class B

Income distributions -- 99.97% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01026
Aug. 22, 2003                                                            0.00990
Sept. 22, 2003                                                           0.01051
Oct. 23, 2003                                                            0.01037
Nov. 21, 2003                                                            0.00997
Dec. 22, 2003                                                            0.06650
Jan. 26, 2004                                                            0.01198
Feb. 25, 2004                                                            0.01035
March 26, 2004                                                           0.01020
April 26, 2004                                                           0.00999
May 26, 2004                                                             0.01006
June 25, 2004                                                            0.01027
Total                                                                   $0.18036

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01493
Total distributions                                                     $0.19529

--------------------------------------------------------------------------------
118   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Class C

Income distributions -- 99.97% are tax-exempt.

Payable date                                                           Per share
July 24, 2003                                                           $0.01026
Aug. 22, 2003                                                            0.00989
Sept. 22, 2003                                                           0.01048
Oct. 23, 2003                                                            0.01028
Nov. 21, 2003                                                            0.00994
Dec. 22, 2003                                                            0.06647
Jan. 26, 2004                                                            0.01195
Feb. 25, 2004                                                            0.01035
March 26, 2004                                                           0.01017
April 26, 2004                                                           0.00998
May 26, 2004                                                             0.01002
June 25, 2004                                                            0.01031
Total                                                                   $0.18010

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                           Per share
Dec. 22, 2003                                                           $0.01493
Total distributions                                                     $0.19503

Source of distributions

For dividends paid by the Fund to be tax-exempt, the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 4.93%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
119   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owing different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
120   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP California Tax-Exempt Fund

                                                         Beginning             Ending                Expenses paid
                                                       account value        account value          during the period
                                                       Jan. 1, 2004         June 30, 2004     Jan. 1, 2004-June 30, 2004
Class A
   Actual(d)                                              $1,000             $  992.20                  $4.26(a)
   Hypothetical (5% return before expenses)               $1,000             $1,020.59                  $4.32(a)
Class B
   Actual(d)                                              $1,000             $  990.30                  $7.97(b)
   Hypothetical (5% return before expenses)               $1,000             $1,016.86                  $8.07(b)
Class C
   Actual(d)                                              $1,000             $  990.40                  $8.07(c)
   Hypothetical (5% return before expenses)               $1,000             $1,016.86                  $8.07(c)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.86%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.61%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) (0.78%) for Class A, (0.97%) for Class B and (0.96%) for Class C for the six months ended June 30, 2004.

AXP Massachusetts Tax-Exempt Fund
                                                         Beginning             Ending                Expenses paid
                                                       account value        account value          during the period
                                                       Jan. 1, 2004         June 30, 2004     Jan. 1, 2004-June 30, 2004
Class A
   Actual(d)                                              $1,000             $  990.00                  $4.40(a)
   Hypothetical (5% return before expenses)               $1,000             $1,020.44                  $4.47(a)
Class B
   Actual(d)                                              $1,000             $  986.30                  $8.15(b)
   Hypothetical (5% return before expenses)               $1,000             $1,016.66                  $8.27(b)
Class C
   Actual(d)                                              $1,000             $  986.50                  $8.22(c)
   Hypothetical (5% return before expenses)               $1,000             $1,016.71                  $8.22(c)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.65%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) (1.00%) for Class A, (1.37%) for Class B and (1.35%) for Class C for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
121   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP Michigan Tax-Exempt Fund
                                                         Beginning             Ending                Expenses paid
                                                       account value        account value          during the period
                                                       Jan. 1, 2004         June 30, 2004     Jan. 1, 2004-June 30, 2004
Class A
   Actual(d)                                              $1,000             $  994.90                  $4.32(a)
   Hypothetical (5% return before expenses)               $1,000             $1,020.54                  $4.37(a)
Class B
   Actual(d)                                              $1,000             $  991.10                  $8.07(b)
   Hypothetical (5% return before expenses)               $1,000             $1,016.76                  $8.17(b)
Class C
   Actual(d)                                              $1,000             $  991.10                  $8.22(c)
   Hypothetical (5% return before expenses)               $1,000             $1,016.71                  $8.22(c)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) (0.51%) for Class A, (0.89%) for Class B and (0.89%) for Class C for the six months ended June 30, 2004.

AXP Minnesota Tax-Exempt Fund
                                                         Beginning             Ending                Expenses paid
                                                       account value        account value          during the period
                                                       Jan. 1, 2004         June 30, 2004     Jan. 1, 2004-June 30, 2004
Class A
   Actual(d)                                              $1,000             $  990.70                  $4.21(a)
   Hypothetical (5% return before expenses)               $1,000             $1,020.64                  $4.27(a)
Class B
   Actual(d)                                              $1,000             $  987.00                  $7.90(b)
   Hypothetical (5% return before expenses)               $1,000             $1,016.91                  $8.02(b)
Class C
   Actual(d)                                              $1,000             $  987.00                  $8.02(c)
   Hypothetical (5% return before expenses)               $1,000             $1,016.91                  $8.02(c)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.60%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) (0.93%) for Class A, (1.30%) for Class B and (1.30%) for Class C for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
122   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

AXP New York Tax-Exempt Fund
                                                         Beginning             Ending                Expenses paid
                                                       account value        account value          during the period
                                                       Jan. 1, 2004         June 30, 2004     Jan. 1, 2004-June 30, 2004
Class A
   Actual(d)                                              $1,000             $  991.70                  $4.36(a)
   Hypothetical (5% return before expenses)               $1,000             $1,020.49                  $4.42(a)
Class B
   Actual(d)                                              $1,000             $  987.90                  $8.11(b)
   Hypothetical (5% return before expenses)               $1,000             $1,016.71                  $8.22(b)
Class C
   Actual(d)                                              $1,000             $  987.90                  $8.17(c)
   Hypothetical (5% return before expenses)               $1,000             $1,016.76                  $8.17(c)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.64%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) (0.83%) for Class A, (1.21%) for Class B and (1.21%) for Class C for the six months ended June 30, 2004.

AXP Ohio Tax-Exempt Fund
                                                         Beginning             Ending                Expenses paid
                                                       account value        account value          during the period
                                                       Jan. 1, 2004         June 30, 2004     Jan. 1, 2004-June 30, 2004
Class A
   Actual(d)                                              $1,000             $  986.90                  $4.35(a)
   Hypothetical (5% return before expenses)               $1,000             $1,020.49                  $4.42(a)
Class B
   Actual(d)                                              $1,000             $  983.10                  $8.04(b)
   Hypothetical (5% return before expenses)               $1,000             $1,016.76                  $8.17(b)
Class C
   Actual(d)                                              $1,000             $  983.10                  $8.17(c)
   Hypothetical (5% return before expenses)               $1,000             $1,016.76                  $8.17(c)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.88%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.63%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) (1.31%) for Class A, (1.69%) for Class B and (1.69%) for Class C for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
123   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held  with   Principal occupation during       Other directorships
                                Fund and length of    past five years
                                service
------------------------------- --------------------- --------------------------------- --------------------------------
Arne H. Carlson                 Board member  since   Chair, Board Services
901 S. Marquette Ave.           1999                  Corporation (provides
Minneapolis, MN 55402                                 administrative services to
Age 69                                                boards). Former Governor  of
                                                      Minnesota
------------------------------- --------------------- --------------------------------- --------------------------------
Philip J. Carroll, Jr.          Board member  since   Retired Chairman and CEO,         Scottish Power PLC, Vulcan
901 S. Marquette Ave.           2002                  Fluor Corporation (engineering    Materials Company, Inc.
Minneapolis, MN 55402                                 and construction) since 1998      (construction
Age 66                                                                                  materials/chemicals)
------------------------------- --------------------- --------------------------------- --------------------------------
Livio D. DeSimone               Board member  since   Retired Chair of the Board and    Cargill, Incorporated
30 Seventh Street East          2001                  Chief Executive Officer,          (commodity merchants and
Suite 3050                                            Minnesota Mining and              processors), General Mills,
St. Paul, MN 55101-4901                               Manufacturing (3M)                Inc. (consumer foods), Vulcan
Age 70                                                                                  Materials Company
                                                                                        (construction materials/
                                                                                        chemicals), Milliken & Company
                                                                                        (textiles and chemicals), and
                                                                                        Nexia Biotechnologies, Inc.
------------------------------- --------------------- --------------------------------- --------------------------------
Anne P. Jones                   Board member  since   Attorney and Consultant
901 S. Marquette Ave.           1985
Minneapolis, MN 55402
Age 69
------------------------------- --------------------- --------------------------------- --------------------------------
Stephen R. Lewis, Jr.*          Board member  since   Retired President and Professor   Valmont Industries, Inc.
901 S. Marquette Ave.           2002                  of Economics, Carleton College    (manufactures irrigation
Minneapolis, MN 55402                                                                   systems)
Age 65
------------------------------- --------------------- --------------------------------- --------------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
124   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age              Position held  with   Principal occupation during       Other directorships
                                Fund and length of    past five years
                                service
------------------------------- --------------------- --------------------------------- --------------------------------
Alan K. Simpson                 Board member  since   Former three-term United States
1201 Sunshine Ave.              1997                  Senator for Wyoming
Cody, WY 82414
Age 72
------------------------------- --------------------- --------------------------------- --------------------------------
Alison Taunton-Rigby            Board member since    Founder and Chief Executive
901 S. Marquette Ave.           2002                  Officer, RiboNovix, Inc. since
Minneapolis, MN 55402                                 2004; President, Forester
Age 60                                                Biotech since 2000; prior to
                                                      that, President and CEO, Aquila
                                                      Biopharmaceuticals, Inc.
------------------------------- --------------------- --------------------------------- --------------------------------

Board Member Affiliated with AEFC**

Name, address, age              Position held  with   Principal occupation during       Other directorships
                                Fund and length of    past five years
                                service
------------------------------- --------------------- --------------------------------- --------------------------------
William F. Truscott             Board member  since   Senior Vice President - Chief
53600 AXP Financial Center      2001,  Vice           Investment Officer of AEFC
Minneapolis, MN 55474           President  since      since 2001. Former Chief
Age 43                          2002                  Investment Officer and Managing
                                                      Director, Zurich Scudder
                                                      Investments
------------------------------- --------------------- --------------------------------- --------------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
125   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held  with   Principal occupation during past   Other directorships
                                Fund and length of    five years
                                service
------------------------------- --------------------- ---------------------------------- --------------------------------
Jeffrey P. Fox                  Treasurer since       Vice President - Investment
50005 AXP Financial Center      2002                  Accounting, AEFC, since 2002;
Minneapolis, MN 55474                                 Vice President - Finance,
Age 49                                                American Express Company,
                                                      2000-2002;  Vice President -
                                                      Corporate Controller, AEFC,
                                                      1996-2000
------------------------------- --------------------- ---------------------------------- --------------------------------
Paula R. Meyer                  President since       Senior Vice President and
596 AXP Financial Center        2002                  General Manager - Mutual Funds,
Minneapolis, MN 55474                                 AEFC, since 2002; Vice President
Age 50                                                and Managing Director - American
                                                      Express Funds, AEFC, 2000-2002;
                                                      Vice President, AEFC,  1998-2000
------------------------------- --------------------- ---------------------------------- --------------------------------
Leslie L. Ogg                   Vice President,       President of Board Services
901 S. Marquette Ave.           General Counsel,      Corporation
Minneapolis, MN 55402           and Secretary
Age 65                          since 1978
------------------------------- --------------------- ---------------------------------- --------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after August 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
126   ---   AXP STATE TAX-EXEMPT FUNDS   ---   2004 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

AXP(R)
   Insured
      Tax-Exempt
           Fund

                                                                   Annual Report
                                                            for the Period Ended
                                                                   June 30, 2004

AXP Insured Tax-Exempt Fund seeks to provide shareholders with a high level of income generally exempt from federal income tax and preservation of shareholders' capital.

 (logo)                                                                 (logo)
American                                                                AMERICAN
  Express(R)                                                             EXPRESS
 Funds                                                                (R)

Table of Contents

Fund Snapshot                               3

Questions & Answers
   with Portfolio Management                4

The Fund's Long-term Performance            8

Investments in Securities                  10

Financial Statements                       20

Notes to Financial Statements              23

Report of Independent Registered
   Public Accounting Firm                  32

Federal Income Tax Information             33

Fund Expenses Example                      37

Board Members and Officers                 39

Proxy Voting                               41

[dalbar logo]

American Express(R) Funds' reports to shareholders have been awarded the Communications Seal from Dalbar Inc., an independent financial services research firm. The Seal recognizes communications demonstrating a level of excellence in the industry.

--------------------------------------------------------------------------------
2   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Fund Snapshot
        AS OF JUNE 30, 2004

PORTFOLIO MANAGERS

Portfolio manager                 Since               Years in industry

Terry Fettig, CFA*                2/03                       26

* The Fund was managed by a team of portfolio managers led by Terry Fettig until Aug. 20, 2004, at which time David Kerwin was named the team leader. He has 19 years of industry experience.

FUND OBJECTIVE

For investors seeking preservation of capital and a high level of income generally exempt from federal income tax.

Inception dates
A: 8/18/86      B: 3/20/95      C: 6/26/00      Y: 3/20/95

Ticker symbols
A: IINSX        B: IINBX        C: --           Y: --

Total net assets                                         $418.2 million

Number of holdings                                                  141

Effective maturity(1)                                        12.9 years

Effective duration(2)                                         7.0 years

Weighted average bond rating(3)                                     AAA

SEC Yields

As of June 30, 2004

 Class A        Class B         Class C         Class Y
  3.13%          2.54%           2.54%           3.52%

The Securities and Exchange Commission (SEC) yield is calculated by dividing anticipated net investment income during a 31-day period by the public offering price (POP) per share on the last day of the period, and converting the results to yearly figures. See Average Annual Total Returns on page 5 for additional performance information.

STYLE MATRIX

Shading within the style matrix indicates areas in which the Fund generally invests.

         DURATION
SHORT      INT       LONG
            X         X     HIGH
                            MEDIUM  SIZE
                            LOW

TOP TEN STATES

Percentage of portfolio assets

California                                                          15.1%
Texas                                                               11.0
New York                                                            10.3
Illinois                                                             7.0
Alabama                                                              5.0
Washington                                                           4.1
Florida                                                              3.9
Georgia                                                              3.3
Pennsylvania                                                         2.9
Virginia                                                             2.7

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

CREDIT QUALITY SUMMARY

Percentage of portfolio assets excluding cash equivalents

AAA bonds                                                          100%

Individual security ratings are based on information from Standard & Poor's Corp. and Moody's Investors Service. If a rating is unavailable, the rating is determined through an internal analysis, if appropriate.

(1) Effective maturity measures a bond's maturity, which takes into consideration the possibility that the issuer may call the bond before its maturity date.

(2) Effective duration measures the sensitivity of a security's price to parallel shifts in the yield curve (the graphical depiction of the levels of interest rates from two years out to 30 years). Positive duration means that as rates rise, the price decreases, and negative duration means that as rates rise, the price increases.

(3) Weighted average bond rating represents the average credit quality of the underlying bonds in the portfolio.

Certain income may be subject to the alternative minimum tax or state or local tax.

Fund holdings are subject to change.

--------------------------------------------------------------------------------
3   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Questions & Answers
        WITH PORTFOLIO MANAGEMENT

Below, the Fund's portfolio management team discusses the Fund's positioning and results for the 2004 fiscal year.

Q: How did AXP Insured Tax-Exempt Fund perform for the 12-month period ended June 30, 2004?

A: AXP Insured Tax-Exempt Fund's Class A shares (excluding sales charge) declined 0.62% for the 12 months ended June 30, 2004. The Fund underperformed the Lehman Brothers Municipal Insured Bond Index, which rose 0.40%.

    The Lipper Insured Municipal Debt Funds Index, representing the Fund's peer group, declined 0.33% over the same period.

Q: What factors most significantly affected performance during the annual period?

A: The Fund's positioning along the yield curve during the first half of the fiscal period negatively affected results relative to the Fund's benchmark and peers. We gradually modified the Fund's portfolio in an effort to achieve better positioning. While this helped results during the second half, it was not enough to allow us to overcome underperformance or achieve a positive fiscal year return. Our general focus was to position the Fund to take advantage of the positive trends in the municipal bond market, by managing the portfolio ever closer to its benchmark in terms of duration, maturity, sector and geographic diversification. The primary reason for the Fund's relative underperformance was the overall bond structure of the portfolio, that is, the coupon, maturity and call features of the bonds during the first half of the fiscal year.

(bar graph)

                    PERFORMANCE COMPARISON
               For the year ended June 30, 2004

 0.6%
                                (bar 2)
 0.4%                           +0.40%

 0.2%

 0.0%

-0.2%                                              (bar 3)
                                                   -0.33%
-0.4%
                 (bar 1)
-0.6%            -0.62%

-0.8%

(bar 1) AXP Insured Tax-Exempt Fund Class A (excluding sales charge) (bar 2) Lehman Brothers Municipal Insured Bond Index (unmanaged)
(bar 3) Lipper Insured Municipal Debt Funds Index

(see "The Fund's Long-term Performance" for Index descriptions)

Past performance is no guarantee of future results. The 4.75% sales charge applicable to Class A shares of the Fund is not reflected in the bar chart; if reflected, returns would be lower than those shown. The performance of Class B, Class C and Class Y may vary from that shown above because of differences in expenses.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes.

--------------------------------------------------------------------------------
4   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Questions & Answers

(begin callout quote)> The municipal credit quality picture improved along with the recovering U.S. economy and as many municipalities continued to cut expenses, raise taxes, and/or increase revenue-producing user fees.(end callout quote)

    The tax-exempt bond market was volatile between June 2003 and June 2004, and slightly outperformed the taxable bond market. The Lehman Brothers Municipal Bond Index(1) gained 0.76% for the 12 months ended June 30, 2004 compared to the Lehman Brothers Aggregate Bond Index's(2) 0.32% return. In July 2003, the

(1) Lehman Brothers Municipal Bond Index, an unmanaged index, is made up of a representative list of general obligation, revenue, insured and pre-refunded bonds. The index is frequently used as a general measure of tax-exempt bond market performance. The index reflects reinvestment of all distributions and changes in market prices, but excludes brokerage commissions or other fees. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lehman Brothers Aggregate Bond Index is an unmanaged index made up of a representative list of government, corporate, asset-backed and mortgage-backed securities. The index reflects reinvestment of all distributions and changes in the market prices, but excludes brokerage commissions or other fees. The index is frequently used as a general measure of bond market performance. However, the securities used to create the index may not be representative of the bonds held in the Fund.

AVERAGE ANNUAL TOTAL RETURNS

                                        Class A             Class B                   Class C                  Class Y
(Inception dates)                      (8/18/86)           (3/20/95)                 (6/26/00)                (3/20/95)
                                 NAV(1)     POP(2)     NAV(1)   After CDSC(3)   NAV(1)     After CDSC(4)  NAV(5)   POP(5)
as of June 30, 2004
1 year                           -0.62%     -5.33%     -1.54%      -5.33%       -1.54%        -1.54%      -0.40%   -0.40%
3 years                          +4.20%     +2.52%     +3.42%      +2.50%       +3.41%        +3.41%      +4.49%   +4.49%
5 years                          +-4.72%    +3.70%     +3.93%      +3.76%         N/A           N/A       +4.97%   +4.97%
10 years                         +5.29%     +4.78%       N/A         N/A          N/A           N/A         N/A      N/A
Since inception                  +6.15%     +5.86%     +4.26%      +4.26%       +4.69%        +4.69%      +5.24%   +5.24%

The performance information shown represents the past performance and is not a guarantee of future results. The investment return and principal value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

(1)  Excluding sales charge.

(2)  Returns at public offering price (POP) reflect a sales charge of 4.75%.

(3) Returns at maximum contingent deferred sales charge (CDSC). CDSC applies as follows: first year 5%; second and third year 4%; fourth year 3%; fifth year 2%; sixth year 1%; no sales charge thereafter.

(4)  1% CDSC applies to redemptions made within the first year of purchase.

(5) Sales charge is not applicable to these shares. Shares available to institutional investors only.

--------------------------------------------------------------------------------
5   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Questions & Answers

    Lehman Brothers Municipal Bond Index declined more in one month than it had in nine years, was relatively flat in August, and in September, moved up more in one month than it had in eight years.

    Concerns about credit quality in several states and municipalities, widespread state budget deficits, and the ripple effect of a rising equity market dominated. However, an improving U.S. economy helped boost investor sentiment toward municipal bonds by the end of 2003. During the second half of the fiscal year, tax-exempt interest rates increased, reflecting indicators of an uptick in inflation, anticipation of a potentially imminent interest rate hike by the Federal Reserve Board, jitters over stronger-than-anticipated economic growth, and a backup in U.S. Treasury rates.

    The fundamentals of the tax-exempt bond market remained strong. Although supply was fairly heavy during this period, demand for municipal bonds during the annual period remained fairly strong, particularly from institutional investors. The municipal credit quality picture improved along with the recovering U.S. economy as many issuers continued to cut expenses, raise taxes, and/or increase revenue-producing user fees. Perhaps most notably, the state of California was upgraded by the independent rating agencies in May 2004. Indeed, while some issuers continued to face budget deficits, the asset class, with only pockets of exception, maintained a high credit quality and an extremely low default rate overall.

    As of June 30, 2004, one-year municipal general obligation bonds offered yields of about 78% of same duration U.S. Treasuries, and 30-year municipals were offering yields of approximately 97% of long-term U.S. Treasury bonds. This made municipal bond yields particularly attractive for investors seeking diversification within alternative asset classes.

    The Fund's neutral duration versus the Lehman Brothers Municipal Insured Bond Index helped the Fund during the first half of the fiscal year. However, maintaining this neutral duration rather than a shorter-than-benchmark duration in the rising rate environment of the second half of the fiscal year detracted from its relative results.

--------------------------------------------------------------------------------
6   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Questions & Answers

Q: What changes did you make to the portfolio and how is it currently positioned?

A: We continued the process of moving from a concentration in intermediate-term bonds to a laddered structure that more closely mirrored the Lehman Brothers Municipal Insured Bond Index. A laddered portfolio is one whereby maturities are staggered so that bonds in the portfolio come due periodically. We believe this staggered-maturity approach should reduce the volatility and risks associated with interest rate movements and produce more consistent returns for the Fund. We also sought to disperse the call dates within the portfolio across a wider spectrum.

     We avoided  purchasing  any bonds  subject to the  alternative  minimum tax
     (AMT) and opportunistically sought to reduce existing holdings in AMT-subject bonds. As more and more investors become subject to the tax, we believe this is going to become an increasingly important advantage for our shareholders.

     We continued to diversify the Fund's holdings by sector and among insurers as well as by coupon, maturity, and type of obligation to further help manage risk. We also diversified by geography, with assets allocated across various states, cities, counties, and special districts.

Q:   How do you intend to manage the Fund in the coming months?

A: We expect the U.S. economy to continue to improve and interest rates to move higher over the coming months. Municipal bonds have historically weathered this negative environment better than taxable bonds over time. We expect the supply/demand balance within the municipal bond market to remain fairly healthy. We anticipate an improved credit picture overall, as state revenues have generally been increasing and their budgets appear to be on the mend.

     Given this view, we intend to seek insured securities with good structure, diversify the portfolio by bond maturities and maintain the Fund's neutral-to-the-index duration. The Fund's emphasis continues to be on preservation of capital and a high level of income generally exempt from federal income tax.

--------------------------------------------------------------------------------
7   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

The Fund's Long-term Performance

The chart on the facing page illustrates the total value of an assumed $10,000 investment in AXP Insured Tax-Exempt Fund Class A shares (from 7/1/94 to 6/30/04) as compared to the performance of two widely cited performance indices, the Lehman Brothers Municipal Insured Bond Index and the Lipper Insured Municipal Debt Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum sales charge of 4.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distribution paid during each period.

The performance information shown represents the past performance and is not a guarantee of future results. The value of your investment and returns will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect taxes payable on distributions and redemptions. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by calling (888) 723-8476 or visiting www.americanexpress.com/funds. Also see "Past Performance" in the Fund's current prospectus. You should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.

DISTRIBUTION SUMMARY

The table below details the Fund's income and capital gain distributions for the fiscal years shown. More information on the other classes can be found in the Financial Highlights section of this report's Notes to Financial Statements.

                                                Class A
                                     Short-term       Long-term
Fiscal year ended          Income   capital gains   capital gains   Total
June 30, 2004               $0.19        $--           $0.06        $0.25
June 30, 2003                0.21         --            0.14         0.35
June 30, 2002                0.23         --              --         0.23
June 30, 2001                0.27         --              --         0.27
June 30, 2000                0.27         --              --         0.27

--------------------------------------------------------------------------------
8   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

(line chart)
                                VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN AXP INSURED TAX-EXEMPT FUND
AXP Insured Tax-Exempt Fund
  Class A
  (includes sales charge) $ 9,525   $10,158 $10,794  $11,558  $12,444  $12,664  $12,934 $14,095  $14,852  $16,045  $15,946
Lehman Brothers Municipal
  Insured Bond Index(1)    $10,000  $10,900 $11,663  $12,596  $13,730  $14,142  $14,566 $16,023  $17,145  $18,860  $18,860
Lipper Insured Municipal
  Debt Funds Index(2)      $10,000  $10,800 $11,448  $12,249  $13,229  $13,494  $13,764 $15,140  $16,048  $17,492  $17,492
                             '94      '95     '96      '97      '98       '99      '00     '01     '02      '03       '04

COMPARATIVE RESULTS

Results as of June 30, 2004                                                                              Since
                                                            1 year    3 years    5 years    10 years   inception(3)
AXP Insured Tax-Exempt Fund (includes sales charge)

Class A           Cumulative value of $10,000               $9,467    $10,775    $11,992    $15,946     $27,660
                  Average annual total return               -5.33%     +2.52%     +3.70%     +4.78%      +5.86%

Lehman Brothers Municipal Insured Bond Index(1)
                  Cumulative value of $10,000              $10,040    $11,779    $13,414    $18,867      N/A(4)
                  Average annual total return               +0.40%     +5.61%     +6.05%     +6.65%      N/A(4)

Lipper Insured Municipal Debt Funds Index(2)
                  Cumulative value of $10,000               $9,967    $11,471    $12,860    $17,323     $30,029
                  Average annual total return               -0.33%     +4.68%     +5.16%     +5.65%      +6.33%

Results for other share classes can be found on page 5.

(1) Lehman Brothers Municipal Insured Bond Index, an unmanaged index, is a total return benchmark designed for long-term municipal assets. The index includes insured bonds that are issued as part of a deal of at least $50 million, have an amount outstanding of at least $5 million, have a maturity of one year or greater, and have been issued after Dec. 31, 1990. The index results assume the reinvestment of all capital gain and dividend distributions. However, the securities used to create the index may not be representative of the bonds held in the Fund.

(2) The Lipper Insured Municipal Debt Funds Index, published by Lipper Inc., includes the 10 largest funds that are generally similar to the Fund, although some funds in the index may have somewhat different investment policies or objectives.

(3)  Fund data is from Aug. 18, 1986. Index data is from Sept. 1, 1986.

(4)  The Fund began operating before the inception of its benchmark.

--------------------------------------------------------------------------------
9   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Investments in Securities

AXP Insured Tax-Exempt Fund

June 30, 2004

(Percentages represent value of investments compared to net assets)

Municipal bonds (97.2%)
Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Alabama (4.9%)
Alabama Public School & College Authority
  Revenue Bonds Capital Improvement
  Series 1999D (FSA)
   08-01-18               5.50%             $5,000,000            $5,360,250
City of Birmingham
  Unlimited General Obligation
  Refunding Warrants Series 2003A
  (AMBAC)
   06-01-13               5.25               1,755,000             1,923,971
City of Hoover
  Unlimited General Obligation Warrants
  Series 2003 (MBIA)
   03-01-20               5.00               5,000,000             5,160,150
County of Jefferson
  Refunding Revenue Bonds
  Series 2003B (FSA)
   02-01-16               5.25               4,080,000             4,320,883
University of Alabama
  Revenue Bonds
  Series 2003A (AMBAC)
   06-01-07               5.00               3,415,000             3,641,654
Total                                                             20,406,908

Alaska (1.2%)
North Slope Boro
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 1995A (MBIA)
   06-30-06               5.61               5,300,000(b)          5,058,055

Arizona (1.1%)
Mesa Municipal Development Corporation
  Refunding Revenue Bonds
  Series 2001 (FSA)
   01-01-05               4.00               1,000,000             1,012,890
Tempe Union High School District #213
  Unlimited General Obligation
  Refunding Bonds
  Series 2002 (FSA)
   07-01-06               5.00               3,500,000             3,692,220
Total                                                              4,705,110

Arkansas (0.1%)
Arkansas Development Finance Authority
  Revenue Bonds
  ADFA Guaranty Program
  Series 2000B (AMBAC) A.M.T.
   12-01-20               5.80                 500,000               524,890

California (14.8%)
California Rural Home Mortgage Finance Authority
  Revenue Bonds
  Mortgage-backed Securities Program
  Series 1997A-2 (GNMA/FNMA/FHLMC) A.M.T.
   09-01-29               7.00                 235,000               238,278
California State Department of Water Resources
  Revenue Bonds
  Series 2002A (MBIA)
   05-01-09               5.25               8,000,000             8,746,640
Cerritos Public Financing Authority
  Tax Allocation Redevelopment Bonds
  Series 2002A (AMBAC)
   11-01-24               5.00               2,340,000             2,346,880
Delta Counties Home Mortgage Finance Authority
  Revenue Bonds
  PAC Mortgage-backed Securities
  Series 1998A (MBIA/GNMA/FNMA) A.M.T.
   06-01-24               6.70                 165,000               167,094

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

California (cont.)
Desert Sands Unified School District
  Certificates of Participation
  Pre-refunded Bonds
  Convertible Capital Appreciation
  Series 1995 (FSA)
   03-01-20               6.45%             $2,730,000            $2,870,540
Fairfield-Suisun Unified School District
  Unlimited General Obligation Bonds
  Election 2002
  Series 2004 (MBIA)
   08-01-28               5.50               3,000,000             3,130,590
Fontana Unified School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1995C (FGIC)
   05-01-20               6.15               6,000,000             6,728,820
Sacramento Municipal Utility District
  Revenue Bonds
  Sacramento Mud
  Series 2003R (MBIA)
   08-15-23               5.00               2,370,000             2,394,577
San Diego Convention Center
  Expansion Financing Authority
  Revenue Bonds Series 1998A
  (AMBAC)
   04-01-12               5.25               3,065,000             3,332,329
San Diego Unified School District
  Unlimited General Obligation Bonds
  Capital Appreciation
  Election 1998
  Series 2002D (FGIC)
   07-01-21               5.25               2,850,000             2,981,100
San Francisco State Building Authority
  Revenue Bonds
  San Francisco Civic Center Complex
  Series 1996A (AMBAC)
   12-01-16               5.25               4,000,000             4,282,480
San Jose Redevelopment Agency
  Tax Allocation Bonds
  Merged Area Redevelopment
  Series 2002 (MBIA)
   08-01-32               5.00               5,000,000             4,862,600
Santa Clara Valley Transportation Authority
  Revenue Bonds Measure A
  Series 2004 (AMBAC)
   04-01-36               5.50               2,000,000(i)          2,137,900
State of California
  Unlimited General Obligation Bonds
  Series 1997 (AMBAC)
   10-01-18               5.00               2,500,000             2,569,675
State of California
  Unlimited General Obligation Bonds
  Series 2003 (MBIA)
   02-01-27               5.25               5,000,000             5,048,550
State of California
  Unlimited General Obligation Bonds
  Series 2004A (MBIA)
   07-01-11               5.00               5,900,000             6,429,230
Sweetwater Union High School District
  Certificates of Participation
  Series 2002 (FSA)
   09-01-21               5.00               3,255,000             3,331,493
Total                                                             61,598,776

Colorado (1.7%)
Boulder, Larimer & Weld Counties
  St Vrain Valley School District Re #1
  Unlimited General Obligation Refunding
  Bonds Series 2002 (MBIA)
   12-15-10               5.00               2,000,000             2,159,540
Broomfield
  Certificates of Participation
  Open Space Park & Recreation Facilities
  Series 2000 (AMBAC)
   12-01-20               5.50               1,000,000             1,062,370
Douglas County School District Re #1
  Douglas & Elbert Counties
  Unlimited General Obligation Un-refunded
  Balance Bonds Series 1994A (MBIA)
   12-15-16               6.50                  65,000                67,070
University of Colorado
  Certificates of Participation
  Master Lease Purchase Agreement
  Series 2003A (AMBAC)
   06-01-23               5.00               3,700,000             3,745,621
Total                                                              7,034,601

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
11   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Delaware (0.1%)
Delaware State Health Facilities Authority Revenue
  Pre-refunded Revenue Bonds
  Medical Center of Delaware
  Series 1989 (MBIA)
   10-01-15               7.00%               $325,000              $329,462

District of Columbia (0.6%)
Metropolitan Washington Airports Authority
  Revenue Bonds
  2nd Series 2001R Inverse Floater
  (MBIA) A.M.T.
   10-01-27               9.75               2,500,000(g)          2,616,300

Florida (3.9%)
Broward County School Board
  Certificates of Participation
  Series 2003 (MBIA)
   07-01-24               5.00               3,000,000             3,013,500
County of Leon
  Certificates of Participation
  Master Lease Program
  Series 1997 (MBIA)
   07-01-17               5.13               1,960,000             2,049,592
Florida State Board of Education
  Revenue Bonds
  Series 2000C (FGIC)
   07-01-16               5.25               4,000,000             4,312,520
Jacksonville
  Refunding & Improvement Revenue Bonds
  Series 2002A (AMBAC)
   10-01-13               5.50               3,030,000             3,391,509
Orange County
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   10-01-12               5.50               3,000,000             3,335,880
Total                                                             16,103,001

Georgia (3.3%)
Cherokee County Water & Sewer Authority
  Revenue Bonds Series 1995
  Escrowed to Maturity (MBIA)
   08-01-25               5.20                 555,000               590,631
Cherokee County Water & Sewer Authority
  Un-refunded Balance Revenue Bonds
  Series 1995 (MBIA)
   08-01-25               5.20               2,665,000             2,751,666
City of Atlanta
  Refunding Revenue Bonds
  Series 1994A Escrowed to Maturity
  (AMBAC)
   01-01-08               6.50               2,750,000             3,083,768
City of Atlanta
  Revenue Bonds
  Series 2000B (FGIC) A.M.T.
   01-01-08               5.63               3,190,000             3,430,175
County of Fulton
  Revenue Bonds
  Series 1992
  Escrowed to Maturity
  (FGIC)
   01-01-14               6.38               3,125,000             3,610,312
County of Fulton
  Un-refunded Balance Revenue Bonds
  Series 1992 (FGIC)
   01-01-14               6.38                 125,000               144,946
Total                                                             13,611,498

Illinois (6.8%)
City of Chicago
  Unlimited General Obligation Bonds
  Series 2001A (MBIA)
   01-01-31               5.00               4,000,000             3,914,440
County of Cook
  Unlimited General Obligation Bonds
  Series 2001A (FGIC)
   11-15-29               5.25               3,310,000             3,328,371
Lake County Community High School
  District #127 Grayslake
  Unlimited General Obligation Bonds
  Capital Appreciation
  Zero Coupon Series 2002B (FGIC)
   02-01-16               5.32               4,000,000(b)          2,264,240
Metropolitan Pier & Exposition Authority
  Revenue Bonds
  McCormick Place Expansion
  Series 2002A (MBIA)
   06-15-42               5.25               9,325,000             9,339,453
Southern Illinois University
  Housing & Auxiliary Revenue Bonds
  Capital Appreciation Zero Coupon
  Series 1999A (MBIA)
   04-01-26               5.55               4,000,000(b)          1,161,600

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
12   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Illinois (cont.)
St. Clair County Public Building Commission
  Revenue Bonds Capital Appreciation
  Zero Coupon Series 1997B (FGIC)
   12-01-14               5.95%             $2,000,000(b)         $1,228,520
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2001 (FSA)
   05-01-26               5.25               3,500,000             3,573,815
State of Illinois
  Unlimited General Obligation Bonds
  1st Series 2002 (MBIA)
   07-01-10               5.38               1,500,000             1,654,785
University of Illinois
  Certificates of Participation
  Integrate Series 2001 (AMBAC)
   10-01-05               3.80               2,000,000             2,043,700
Total                                                             28,508,924

Indiana (1.9%)
Clark-Pleasant Community School Building
  Revenue Bonds
  1st Mortgage
  Series 2001 (AMBAC)
   07-15-16               5.50               1,000,000             1,088,600
Indiana Health Facility Financing Authority
  Refunding Revenue Bonds
  Columbus Regional Hospital
  Series 1993 (FSA)
   08-15-15               7.00               5,000,000             6,047,500
Indiana University
  Revenue Bonds Student Fee
  Series 2003O (FGIC)
   08-01-22               5.00               1,000,000             1,015,490
Total                                                              8,151,590

Kansas (0.2%)
Sedgwick & Shawnee Counties
  Revenue Bonds
  Mortgage Backed Securities
  Series 1997A (GNMA) A.M.T.
   06-01-29               6.95                 700,000               739,991

Kentucky (0.3%)
Kentucky Turnpike Authority
  Refunding Revenue Bonds
  Revitalization Series 2001A
  (AMBAC)
   07-01-13               5.50               1,275,000             1,421,676

Louisiana (1.0%)
Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003A (AMBAC)
   11-01-12               5.00               1,180,000             1,266,459
Lafayette Public Power Authority Electric
  Refunding Revenue Bonds
  Series 2003B (AMBAC)
   11-01-11               5.00               2,800,000             3,017,756
Total                                                              4,284,215

Maine (0.9%)
Maine Turnpike Authority
  Revenue Bonds
  Series 2003 (AMBAC)
   07-01-26               5.00               3,750,000             3,747,975

Massachusetts (2.5%)
City of Boston
  Refunding Revenue Bonds
  Boston City Hospital
  Series 2002 (MBIA)
   08-01-18               5.00               2,000,000             2,074,080
Commonwealth of Massachusetts
  Unlimited General Obligation Bonds
  2nd Series 2002R
  Inverse Floater (FGIC)
   11-01-15               9.87               5,000,000(g)          6,129,400
Fall River
  Limited General Obligation Bonds
  Series 2003 (FSA)
   02-01-16               5.25               2,140,000             2,315,780
Total                                                             10,519,260

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
13   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Michigan (2.0%)
Detroit
  Revenue Bonds Senior Lien
  Series 2003A (MBIA)
   07-01-21               5.00%             $1,350,000            $1,376,717
Detroit
  Unlimited General Obligation Bonds
  Series 2001A-1 (MBIA)
   04-01-15               5.38               1,940,000             2,102,359
Jackson Public Schools
  Unlimited General Obligation Bonds
  Series 1999 (FGIC)
   05-01-22               5.38               1,000,000             1,056,680
Lincoln Park School District
  Unlimited General Obligation
  Pre-refunded Bonds
  Series 1996 (FGIC)
   05-01-26               5.90               1,500,000             1,618,155
Western Township Utilities Authority
  Limited General Obligation Bonds
  Series 2002 (FGIC)
   01-01-10               5.00               2,000,000             2,153,299
Total                                                              8,307,210

Mississippi (0.2%)
Mississippi Home Corporation
  Revenue Bonds Series 1997H
  (GNMA/FNMA) A.M.T.
   12-01-29               6.70                 910,000               967,967

Missouri (1.7%)
City of Sikeston
  Refunding Revenue Bonds
  Series 1992 (MBIA)
   06-01-10               6.20               6,370,000             7,275,496

Montana (1.3%)
Montana Board of Investment
  Refunded Revenue Bonds Payroll Tax
  Series 1991
  Escrowed to Maturity (MBIA)
   06-01-20               6.88               2,575,000             2,860,079
Montana Board of Investment
  Refunded Revenue Bonds
  1996 Payroll Tax
  Series 1991
  Escrowed to Maturity (MBIA)
   06-01-20               6.88               2,175,000             2,415,794
Total                                                              5,275,873

Nebraska (0.9%)
Nebraska Public Power District
  Revenue Bonds
  Series 1998A (MBIA)
   01-01-14               5.25               3,500,000             3,735,130

Nevada (1.5%)
Washoe County Airport Authority
  Refunding Revenue Bonds
  Series 2003 (FSA)
   07-01-07               5.00               2,820,000             2,994,022
   07-01-08               5.00               2,965,000             3,159,801
Total                                                              6,153,823

New Mexico (0.2%)
New Mexico Highway Commission
  Revenue Bonds Sub Lien Tax
  Series 2002B (AMBAC)
   06-15-05               5.00               1,000,000             1,031,930

New York (10.1%)
City of Buffalo
  Unlimited General Obligation Bonds
  Series 2001D (FGIC)
   12-15-05               5.00                 940,000               981,510
Metropolitan Transportation Authority
  Refunding Revenue Bonds
  Series 2002A (AMBAC)
   11-15-19               5.50               3,000,000             3,242,220
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2001A (FGIC)
   11-15-31               5.00               4,320,000             4,244,702
Metropolitan Transportation Authority
  Revenue Bonds
  Series 2002A (FSA)
   11-15-25               5.25               4,000,000             4,078,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
14   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

New York (cont.)
New York City Health & Hospital Corporation
  Revenue Bonds Health System
  Series 2002A (FSA)
   02-15-17               5.50%             $3,000,000            $3,243,780
   02-15-18               5.50               2,150,000             2,318,904
   02-15-19               5.50               1,250,000             1,343,163
New York City Transitional Finance Authority
  Revenue Bonds Future Tax Secured
  Series 2002C Escrowed to Maturity (FSA)
   08-01-10               5.25               1,000,000             1,105,280
New York State Dormitory Authority
  Pre-refunded Revenue Bonds
  City University 3rd Generation Resolution
  2nd Series 1994 (MBIA)
   07-01-19               6.25               2,500,000             2,500,000
New York State Dormitory Authority
  Revenue Bonds
  School Districts Financing Program
  Series 2002D (MBIA)
   10-01-10               5.00               2,000,000             2,165,340
New York State Thruway Authority
  Refunding Revenue Bonds
  Series 2002C (AMBAC)
   04-01-14               5.50               5,000,000             5,477,750
New York State Thruway Authority
  Revenue Bonds
  Series 2003A (MBIA)
   04-01-13               5.25               6,000,000             6,573,000
Triborough Bridge & Tunnel Authority
  Revenue Bonds General Purpose
  Series 2001A (MBIA)
   01-01-32               5.00               5,000,000             4,905,700
Total                                                             42,180,149

North Carolina (1.2%)
Concord
  Certificates of Participation
  Series 1996B (MBIA)
   06-01-16               5.75               1,480,000             1,597,038
Kannapolis
  Revenue Bonds
  Series 2001B (FSA) A.M.T.
   02-01-21               5.25               1,000,000             1,036,430
North Carolina Capital Facilities Finance Agency
  Revenue Bonds
  Johnson & Wales University
  Series 2003A (XLCA)
   04-01-11               5.00               1,120,000             1,213,688
Piedmont Triad Airport Authority
  Revenue Bonds
  Series 1999B (FSA) A.M.T.
   07-01-21               6.00               1,000,000             1,088,970
Total                                                              4,936,126

Ohio (2.4%)
Kettering City School District
  Unlimited General Obligation Bonds
  School Improvement
  Series 2003 (FGIC)
   12-01-30               5.00               5,000,000             4,921,400
Lakewood City School District
  Unlimited General Obligation Bonds
  Library Improvement
  Series 2003 (FSA)
   12-01-23               4.50               1,000,000               947,780
West Muskingum Local School District
  Unlimited General Obligation Bonds
  School Facilities Construction & Improvement
  Series 2003 (FGIC)
   12-01-30               5.00               4,325,000             4,257,011
Total                                                             10,126,191

Oklahoma (0.7%)
McAlester Public Works Authority
  Pre-refunded Revenue Bonds
  Series 1995 (FSA)
   12-01-17               5.25               1,470,000             1,627,672
   12-01-18               5.25               1,000,000             1,107,260
Total                                                              2,734,932

Oregon (0.6%)
Oregon State Department of Administrative Services
  Revenue Bonds
  Series 2003A (FSA)
   04-01-18               5.00               2,460,000             2,554,538

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
15   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Pennsylvania (2.9%)
Berks County
  Unlimited General Obligation Bonds
  Series 2002B (AMBAC)
   11-15-07               5.60%             $1,925,000            $2,099,136
County of Allegheny
  Unlimited General Obligation
  Refunding Bonds
  Series 2003C-56 (FSA)
   10-01-09               5.00               3,000,000             3,244,019
Harrisburg Authority
  Pre-refunded Revenue Bonds
  Pooled Bond Program
  2nd Series 1997 (MBIA)
   09-15-22               5.63               2,000,000             2,187,280
Lehigh County Industrial Development Authority
  Refunding Revenue Bonds PPL Electric Utilities
  Series 2003 (AMBAC)
   11-01-08               3.13               3,000,000             3,006,420
Robinson Township Municipal Authority
  Revenue Bonds Series 1989
  Escrowed To Maturity (FGIC)
   11-15-19               6.00               1,290,000             1,457,868
Total                                                             11,994,723

Puerto Rico (2.7%)
Puerto Rico Electric Power Authority
  Revenue Bonds Residuals
  Series 2002 Inverse Floater
  (MBIA)
   07-01-17               9.90               7,500,000(c,g)        9,258,000
Puerto Rico Municipal Finance Agency
  Revenue Bonds
  Series 2002A (FSA)
   08-01-10               4.50               2,000,000(c)          2,118,320
Total                                                             11,376,320

Rhode Island (0.5%)
Rhode Island Health & Educational Building
  Refunding Revenue Bonds Higher Education
  Johnson & Wales
  Series 2003 (XLCA)
   04-01-11               5.00               1,865,000             2,015,188

South Carolina (1.9%)
Piedmont Municipal Power Agency
  Refunding Revenue Bonds Electric
  Series 1991 (FGIC)
   01-01-21               6.25               1,000,000             1,186,680
South Carolina Transportation Infrastructure Bank
  Revenue Bonds Junior Lien
  Series 2001B (AMBAC)
   10-01-31               5.25               2,500,000             2,540,300
South Carolina Transportation Infrastructure Bank
  Revenue Bonds
  Series 1999A (AMBAC)
   10-01-14               5.50               4,000,000             4,349,720
Total                                                              8,076,700

Tennessee (2.1%)
Knox County Health Educational &
  Housing Facilities Board
  Refunding & Improvement Revenue Bonds
  Series 2002C (MBIA)
   01-01-07               5.00               3,780,000             3,986,728
   01-01-08               5.00               4,595,000             4,889,172
Total                                                              8,875,900

Texas (10.8%)
Bexar County Health Facilities Development
  Pre-refunded Revenue Bonds
  Baptist Memorial Hospital System
  Series 1994 (MBIA)
   08-15-19               6.75               5,000,000             5,130,000
Bryan
  Refunding Revenue Bonds
  Series 2001 (FSA)
   07-01-05               5.00               2,390,000             2,468,703
City of Austin
  Pre-refunded Revenue Bonds Prior Lien
  Series 1995A (MBIA) A.M.T.
   11-15-25               6.13                 500,000               537,220
City of Austin
  Un-refunded Balance Revenue Bonds
  Series 1994 (FGIC)
   05-15-24               5.75               5,895,000             5,985,134
City of Austin
  Un-refunded Revenue Bonds Prior Lien
  Series 1995A (MBIA) A.M.T.
   11-15-25               6.13               2,500,000             2,660,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
16   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Texas (cont.)
City of Houston
  Refunding Revenue Bonds 1st Lien
  Series 2004A (FSA)
   05-15-22               5.25%             $4,660,000            $4,839,317
Corsicana
  Refunding Revenue Bonds
  Series 1997A (FGIC)
   08-15-22               5.75               1,575,000             1,698,874
County of Harris
  Refunding Revenue Bonds
  Toll Road Senior Lien
  Series 2004 (FGIC)
   08-15-28               5.00               2,000,000             1,961,660
Fort Bend Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 1999
  (Permanent School Fund Guarantee)
   02-15-18               5.25               2,500,000             2,604,650
Grand Prairie Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 1996
  (Permanent School Fund Guarantee)
   02-15-20               5.13               3,000,000             3,033,270
Raven Hills Higher Education
  Revenue Bonds
  Bobcat Village LLC-Southwest
  Series 2001A (AMBAC)
   06-01-17               5.38               1,460,000             1,553,688
   06-01-18               5.38               1,535,000             1,624,091
Richardson Independent School District
  Unlimited General Obligation Bonds
  Series 2003
  (Permanent School Fund Guarantee)
   02-15-11               4.00               5,000,000             5,092,600
Socorro Independent School District
  Unlimited General Obligation
  Refunding Bonds Series 2001
  (Permanent School Fund Guarantee)
   08-15-05               4.00                 670,000               686,315
Texas State Turnpike Authority
  Pre-refunded Revenue Bonds
  Addison Airport Toll Tunnel
  Series 1994 (FGIC)
   01-01-23               6.60               2,000,000             2,090,940
Wilson County Memorial Hospital District
  Limited General Obligation Bonds
  Series 2003 (MBIA)
   02-15-28               5.13               3,000,000             2,994,030
Total                                                             44,961,342

Utah (1.4%)
Utah Municipal Finance Cooperative
  Tax Allocation Bonds
  Pool Cap-Salt Lake Capital Appreciation
  Zero Coupon Series 1990 (FSA)
   03-01-09               2.76               4,835,000(b)          4,074,455
Utah State Building Ownership Authority
  Revenue Bonds Capital Appreciation
  Zero Coupon
  Series 1998B (FSA)
   05-15-05               3.82               2,000,000(b)          1,971,480
Total                                                              6,045,935

Virginia (2.6%)
Hampton
  Revenue Bonds
  Series 2002 (AMBAC)
   01-15-28               5.13               3,000,000             3,015,780
   01-15-35               5.00               8,000,000             7,903,360
Total                                                             10,919,140

Washington (4.0%)
Energy Northwest
  Refunding Revenue Bonds
  Series 2003A (MBIA)
   07-01-12               5.50               5,000,000             5,549,050
Port of Seattle
  Revenue Bonds Sub Lien
  Series 2002B (FGIC) A.M.T.
   09-01-10               5.50               4,420,000             4,782,705
State of Washington
  General Obligation Bonds
  Motor Vehicle Fuel Tax Limited
  Series 2003B (FGIC)
   07-01-12               5.00               3,500,000             3,775,065
Yakima County
  Limited General Obligation Bonds
  Series 2002 (AMBAC)
   12-01-21               5.00               2,425,000             2,461,787
Total                                                             16,568,607

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
17   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Name of                 Coupon                 Principal           Value(a)
issuer and               rate                   amount
title of
issue(d,e)

Wyoming (0.3%)
Wyoming Building
  Revenue Bonds
  Series 2001 (AMBAC)
   10-01-22               5.50%             $1,000,000            $1,047,910

Total municipal bonds
(Cost: $401,871,933)                                            $406,523,362

Municipal notes (0.3%)
Issue(d,e,f,h)           Effective              Principal          Value(a)
                           yield                  amount

California (0.1%)
California Housing Finance Agency
  Revenue Bonds Home Mortgage
  V.R. Series 2001U
  (Bank of New York) (MBIA) A.M.T.
   08-01-32               1.10%               $500,000              $500,000
California Housing Finance Agency
  Revenue Bonds Home Mortgage
  V.R. Series 2002J
  (Lloyds TSB Bank) (MBIA) A.M.T.
   02-01-33               1.10                 300,000               300,000
Total                                                                800,000

Missouri (0.1%)
Missouri State Health & Educational Facilities Authority
  Revenue Bonds
  (Lester E Cox Medical Center)
  V.R. Series 2002
  (Bank of Nova Scotia) (AMBAC)
   06-01-22               1.14                 300,000               300,000

New Jersey (0.1%)
New Jersey Economic Development Authority
  Refunding Revenue Bonds
  (United Water New Jersey Project)
  V.R. Series 1996C (Bank of New York) (AMBAC) A.M.T.
   11-01-25               1.19                 300,000               300,000

Total municipal notes
(Cost: $1,400,000)                                                $1,400,000

Total investments in securities
(Cost: $403,271,933)(j)                                         $407,923,362

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
18   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(c) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.7% of net assets as of June 30, 2004.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

     ACA      --  ACA Financial Guaranty Corporation

     AMBAC    --  American Municipal Bond Association Corporation

     BIG      --  Bond Investors Guarantee

     CGIC     --  Capital Guaranty Insurance Company

     FGIC     --  Financial Guaranty Insurance Company

     FHA      --  Federal Housing Authority

     FNMA     --  Federal National Mortgage Association

     FHLMC    --  Federal Home Loan Mortgage Corporation

     FSA      --  Financial Security Assurance

     GNMA     --  Government National Mortgage Association

     MBIA     --  MBIA Insurance Corporation

     XLCA     --  XL Capital Assurance

(e) The following abbreviations may be used in the portfolio descriptions:

     A.M.T.   --  Alternative Minimum Tax -- As of June 30, 2004, the value of securities subject to alternative minimum tax represented
                  4.8% of net assets.

     B.A.N.   --  Bond Anticipation Note

     C.P.     --  Commercial Paper

     R.A.N.   --  Revenue Anticipation Note

     T.A.N.   --  Tax Anticipation Note

     T.R.A.N. --  Tax & Revenue Anticipation Note

     V.R.     --  Variable Rate

     V.R.D.B. --  Variable Rate Demand Bond

     V.R.D.N. --  Variable Rate Demand Note

(f) The Fund is entitled to receive principal and interest from the party within parentheses after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity.

(g) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline (increase) in market short-term rates. Interest rate disclosed is the rate in effect on June 30, 2004. As of June 30, 2004, the value of inverse floaters represented 4.3% of net assets.

(h) Interest rate varies to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(i) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on June 30, 2004.

(j) At June 30, 2004, the cost of securities for federal income tax purposes was $403,271,933 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                      $ 9,413,135
     Unrealized depreciation                                       (4,761,706)
                                                                   ----------
     Net unrealized appreciation                                  $ 4,651,429
                                                                  -----------

--------------------------------------------------------------------------------
19   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Financial Statements

Statement of assets and liabilities
AXP Insured Tax-Exempt Fund

June 30, 2004
Assets
Investments in securities, at value (Note 1)
   (identified cost $403,271,933)                                                                      $407,923,362
Capital shares receivable                                                                                    11,269
Accrued interest receivable                                                                               5,974,911
Receivable for investment securities sold                                                                 5,187,178
                                                                                                          ---------
Total assets                                                                                            419,096,720
                                                                                                        -----------
Liabilities
Disbursements in excess of cash on demand deposit                                                           622,694
Dividends payable to shareholders                                                                           195,182
Capital shares payable                                                                                       31,018
Accrued investment management services fee                                                                    5,137
Accrued distribution fee                                                                                      4,200
Accrued transfer agency fee                                                                                     300
Accrued administrative services fee                                                                             456
Other accrued expenses                                                                                       70,998
                                                                                                             ------
Total liabilities                                                                                           929,985
                                                                                                            -------
Net assets applicable to outstanding shares                                                            $418,166,735
                                                                                                       ============
Represented by
Shares of beneficial interest -- $.01 par value (Note 1)                                               $    782,711
Additional paid-in capital                                                                              413,215,244
Undistributed net investment income                                                                         254,757
Accumulated net realized gain (loss) (Note 5)                                                              (737,406)
Unrealized appreciation (depreciation) on investments                                                     4,651,429
                                                                                                          ---------
Total -- representing net assets applicable to outstanding shares                                      $418,166,735
                                                                                                       ============
Net assets applicable to outstanding shares:               Class A                                     $352,289,542
                                                           Class B                                     $ 58,348,770
                                                           Class C                                     $  7,527,019
                                                           Class Y                                     $      1,404
Outstanding shares of beneficial interest:                 Class A shares            65,943,927        $       5.34
                                                           Class B shares            10,920,643        $       5.34
                                                           Class C shares             1,406,224        $       5.35
                                                           Class Y shares                   263        $       5.34
                                                                                            ---        ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
20   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Statement of operations
AXP Insured Tax-Exempt Fund

Year ended June 30, 2004
Investment income
Income:
Interest                                                                                               $ 20,093,739
                                                                                                       ------------
Expenses (Note 2):
Investment management services fee                                                                        2,078,914
Distribution fee
   Class A                                                                                                  971,432
   Class B                                                                                                  648,774
   Class C                                                                                                   85,292
Transfer agency fee                                                                                         202,166
Incremental transfer agency fee
   Class A                                                                                                   17,467
   Class B                                                                                                    5,430
   Class C                                                                                                      930
Service fee -- Class Y                                                                                            1
Administrative services fees and expenses                                                                   193,412
Compensation of board members                                                                                10,050
Custodian fees                                                                                               34,669
Printing and postage                                                                                         71,725
Registration fees                                                                                            47,046
Audit fees                                                                                                   21,000
Other                                                                                                         8,423
                                                                                                              -----
Total expenses                                                                                            4,396,731
   Earnings credits on cash balances (Note 2)                                                                (5,407)
                                                                                                             ------
Total net expenses                                                                                        4,391,324
                                                                                                          ---------
Investment income (loss) -- net                                                                          15,702,415
                                                                                                         ----------
Realized and unrealized gain (loss) -- net
Net realized gain (loss) on security transactions (Note 3)                                                4,085,600
Net change in unrealized appreciation (depreciation) on investments                                     (23,780,245)
                                                                                                        -----------
Net gain (loss) on investments                                                                          (19,694,645)
                                                                                                        -----------
Net increase (decrease) in net assets resulting from operations                                        $ (3,992,230)
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
21   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Statements of changes in net assets
AXP Insured Tax-Exempt Fund

Year ended June 30,                                                                        2004           2003
Operations and distributions
Investment income (loss) -- net                                                       $ 15,702,415     $ 17,956,467
Net realized gain (loss) on investments                                                  4,085,600       22,416,279
Net change in unrealized appreciation (depreciation) on investments                    (23,780,245)      (2,998,094)
                                                                                       -----------       ----------
Net increase (decrease) in net assets resulting from operations                         (3,992,230)      37,374,652
                                                                                        ----------       ----------
Distributions to shareholders from:
   Net investment income
      Class A                                                                          (13,458,857)     (15,546,863)
      Class B                                                                           (1,757,338)      (2,182,957)
      Class C                                                                             (231,410)        (226,652)
      Class Y                                                                                  (53)             (59)
   Net realized gain
      Class A                                                                           (3,978,507)      (9,927,216)
      Class B                                                                             (673,749)      (1,803,815)
      Class C                                                                              (90,981)        (179,632)
      Class Y                                                                                  (15)             (36)
                                                                                       -----------      -----------
Total distributions                                                                    (20,190,910)     (29,867,230)
                                                                                       -----------      -----------
Share transactions (Note 4)
Proceeds from sales
   Class A shares (Note 2)                                                              31,357,944       83,155,324
   Class B shares                                                                        4,897,554       19,960,778
   Class C shares                                                                        2,130,549        5,149,969
Reinvestment of distributions at net asset value
   Class A shares                                                                       13,143,376       19,335,057
   Class B shares                                                                        1,893,236        3,139,918
   Class C shares                                                                          299,231          368,506
Payments for redemptions
   Class A shares                                                                      (97,406,705)     (80,130,771)
   Class B shares (Note 2)                                                             (14,759,213)     (19,624,654)
   Class C shares (Note 2)                                                              (3,889,827)      (2,010,756)
                                                                                        ----------       ----------
Increase (decrease) in net assets from share transactions                              (62,333,855)      29,343,371
                                                                                       -----------       ----------
Total increase (decrease) in net assets                                                (86,516,995)      36,850,793
Net assets at beginning of year                                                        504,683,730      467,832,937
                                                                                       -----------      -----------
Net assets at end of year                                                             $418,166,735     $504,683,730
                                                                                      ============     ============
Undistributed net investment income                                                   $    254,757     $         --
                                                                                      ------------     ------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
22   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Notes to Financial Statements

AXP Insured Tax-Exempt Fund

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AXP Special Tax-Exempt Series Trust was organized as a Massachusetts business trust. AXP Special Tax-Exempt Series Trust is a "series fund" that is currently composed of six individual funds, including AXP Insured Tax-Exempt Fund. The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has unlimited authorized shares of beneficial interest. The Fund invests primarily in securities that are insured as to their scheduled payment of principal and interest for at least as long as the securities are held in the Fund. Insured securities fluctuate in market value as interest rates change.

The Fund offers Class A, Class B, Class C and Class Y shares.

o    Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o    Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

The Fund's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

--------------------------------------------------------------------------------
23   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Option transactions

To produce incremental earnings, protect gains, and facilitate buying and selling of securities for investments, the Fund may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Fund will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

To gain exposure to or protect itself from market changes, the Fund may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Swap transactions

To produce incremental earnings, to gain exposure to or protect itself from market changes, the Fund may enter into swap agreements. Swaps are an agreement between two parties to exchange periodic cash flows based on a specified amount of principal. The net cash flow is generally the difference between a floating market interest rate versus a fixed interest rate. The Fund may employ swaps to synthetically add or subtract principal exposure to the municipal market.

Risks of entering into a swap include a lack of correlation between swaps and the portfolio of municipal bonds the swaps are designed to hedge or replicate. A lack of correlation may cause the swap to experience adverse changes in value relative to expectations. In addition, swaps are subject to the risk of default of a counterparty, and the risk of adverse movements in market interest rates relative to the swap positions entered.

Swaps are valued daily and unrealized appreciation and depreciation is recorded. The Fund will realize a gain or a loss when the swap is terminated. The Fund did not enter into any swap agreements for the year ended June 30, 2004.

--------------------------------------------------------------------------------
24   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, accumulated net realized loss has been increased by $5,863 resulting in a net reclassification adjustment to increase paid-in capital by $5,863.

The tax character of distributions paid for the years indicated is as follows:

Year ended June 30,                                     2004          2003

Class A
Distributions paid from:
   Ordinary income -- tax-exempt distributions*     $13,458,857   $15,546,863
   Long-term capital gain                             3,978,507     9,927,216
Class B
Distributions paid from:
   Ordinary income -- tax-exempt distributions*       1,757,338     2,182,957
   Long-term capital gain                               673,749     1,803,815
Class C
Distributions paid from:
   Ordinary income -- tax-exempt distributions*         231,410       226,652
   Long-term capital gain                                90,981       179,632
Class Y
Distributions paid from:
   Ordinary income -- tax-exempt distributions*              53            59
   Long-term capital gain                                    15            36

* Tax-exempt distributions were 98.72% and 97.19% for the years ended 2004 and 2003, respectively.

As of June 30, 2004, the components of distributable earnings on a tax basis are as follows:

Undistributed tax-exempt income                                    $  449,939
Accumulated long-term gain (loss)                                  $ (295,477)
Unrealized appreciation (depreciation)                             $4,209,500

--------------------------------------------------------------------------------
25   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

2. EXPENSES AND SALES CHARGES

The Fund has an agreement with AEFC to manage its portfolio and provide administrative services. Under an Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.45% to 0.35% annually.

Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a Deferred Compensation Plan (the Plan), non-interested board members may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other American Express mutual funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o  Class A $20.50

o  Class B $21.50

o  Class C $21.00

o  Class Y $18.50

The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y.

In addition, AECSC is entitled to charge an annual closed account fee of $5 per inactive account, charged on a pro rata basis from the date the account becomes inactive until the date the account is purged from the transfer agent system generally within one year. However, the closed account fee is currently not effective.

--------------------------------------------------------------------------------
26   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

The Fund has agreements with American Express Financial Advisors Inc. (the Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $497,888 for Class A, $67,441 for Class B and $2,544 for Class C for the year ended June 30, 2004.

During the year ended June 30, 2004, the Fund's custodian and transfer agency fees were reduced by $5,407 as a result of earnings credits from overnight cash balances.

As of June 30, 2004, American Express Financial Corporation (AEFC) owned 263 Class Y shares.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $104,401,016 and $166,019,117, respectively, for the year ended June 30, 2004. Realized gains and losses are determined on an identified cost basis.

4. SHARE TRANSACTIONS

Transactions in shares of the Fund for the years indicated are as follows:

                                                      Year ended June 30, 2004
                                             Class A     Class B     Class C     Class Y
Sold                                       5,716,834     892,278     386,295        --
Issued for reinvested distributions        2,399,454     345,436      54,504        --
Redeemed                                 (17,829,858) (2,706,838)   (711,284)       --
                                         -----------  ----------    --------      ----
Net increase (decrease)                   (9,713,570) (1,469,124)   (270,485)       --
                                         -----------  ----------    --------      ----

                                                       Year ended June 30, 2003
                                             Class A     Class B     Class C     Class Y
Sold                                      14,879,898   3,563,942     914,343        --
Issued for reinvested distributions        3,492,353     567,729      66,496        --
Redeemed                                 (14,344,781) (3,493,703)   (359,732)       --
                                         -----------  ----------    --------      ----
Net increase (decrease)                    4,027,470     637,968     621,107        --
                                         -----------  ----------    --------      ----

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund has a capital loss carry-over of $295,477 as of June 30, 2004, that if not offset by capital gains will expire in 2012.

It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

--------------------------------------------------------------------------------
27   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

6. BANK BORROWINGS

The Fund has a revolving credit agreement with a syndicate of banks headed by Deutsche Bank, whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must maintain asset coverage for borrowings of at least 300%. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $500 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to either the LIBOR plus 0.50%, the IBOR plus 0.50% or the higher of the Federal Funds Rate plus 0.25% and the Prime Lending Rate. Borrowings are payable within 60 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.09% per annum. The Fund had no borrowings outstanding during the year ended June 30, 2004.

7. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.62     $5.54      $5.48      $5.28      $5.44
Income from investment operations:
Net investment income (loss)                                                    .19       .21        .23        .27        .27
Net gains (losses) (both realized and unrealized)                              (.22)      .22        .06        .20       (.16)
Total from investment operations                                               (.03)      .43        .29        .47        .11
Less distributions:
Dividends from net investment income                                           (.19)     (.21)      (.23)      (.27)      (.27)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.25)     (.35)      (.23)      (.27)      (.27)
Net asset value, end of period                                                $5.34     $5.62      $5.54      $5.48      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                        $352      $426       $397       $387       $371
Ratio of expenses to average daily net assets(b)                               .83%      .83%       .82%       .82%       .82%
Ratio of net investment income (loss) to average daily net assets             3.51%     3.78%      4.18%      4.88%      5.16%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                               (.62%)    8.03%      5.37%      8.98%      2.13%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
28   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class B
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.63     $5.54      $5.48      $5.28      $5.44
Income from investment operations:
Net investment income (loss)                                                    .15       .17        .19        .23        .23
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .20       (.16)
Total from investment operations                                               (.08)      .40        .25        .43        .07
Less distributions:
Dividends from net investment income                                           (.15)     (.17)      (.19)      (.23)      (.23)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.21)     (.31)      (.19)      (.23)      (.23)
Net asset value, end of period                                                $5.34     $5.63      $5.54      $5.48      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                         $58       $70        $65        $56        $51
Ratio of expenses to average daily net assets(b)                              1.58%     1.58%      1.58%      1.58%      1.57%
Ratio of net investment income (loss) to average daily net assets             2.76%     2.99%      3.43%      4.13%      4.41%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                              (1.54%)    7.40%      4.59%      8.17%      1.35%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
29   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class C
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000(b)
Net asset value, beginning of period                                          $5.64     $5.55      $5.49      $5.28      $5.27
Income from investment operations:
Net investment income (loss)                                                    .15       .17        .19        .23         --
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .21        .01
Total from investment operations                                               (.08)      .40        .25        .44        .01
Less distributions:
Dividends from net investment income                                           (.15)     (.17)      (.19)      (.23)        --
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.21)     (.31)      (.19)      (.23)        --
Net asset value, end of period                                                $5.35     $5.64      $5.55      $5.49      $5.28

Ratios/supplemental data
Net assets, end of period (in millions)                                          $8        $9         $6         $2        $--
Ratio of expenses to average daily net assets(c)                              1.59%     1.58%      1.58%      1.58%      1.57%(d)
Ratio of net investment income (loss) to average daily net assets             2.76%     2.98%      3.44%      4.16%      5.22%(d)
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(e)                                                              (1.54%)    7.39%      4.59%      8.40%       .19%(f)

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b)  Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d)  Adjusted to an annual basis.

(e)  Total return does not reflect payment of a sales charge.

(f)  Not annualized.

--------------------------------------------------------------------------------
30   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class Y
Per share income and capital changes(a)
Fiscal period ended June 30,                                                   2004      2003       2002       2001       2000
Net asset value, beginning of period                                          $5.62     $5.53      $5.47      $5.27      $5.44
Income from investment operations:
Net investment income (loss)                                                    .21       .22        .24        .28        .28
Net gains (losses) (both realized and unrealized)                              (.23)      .23        .06        .20       (.17)
Total from investment operations                                               (.02)      .45        .30        .48        .11
Less distributions:
Dividends from net investment income                                           (.20)     (.22)      (.24)      (.28)      (.28)
Distributions from realized gains                                              (.06)     (.14)        --         --         --
Total distributions                                                            (.26)     (.36)      (.24)      (.28)      (.28)
Net asset value, end of period                                                $5.34     $5.62      $5.53      $5.47      $5.27

Ratios/supplemental data
Net assets, end of period (in millions)                                         $--       $--        $--        $--        $--
Ratio of expenses to average daily net assets(b)                               .56%      .68%       .67%       .67%       .67%
Ratio of net investment income (loss) to average daily net assets             3.78%     4.06%      4.39%      5.05%      5.33%
Portfolio turnover rate (excluding short-term securities)                       23%      141%        32%         4%         9%
Total return(c)                                                               (.40%)    8.46%      5.60%      9.22%      2.30%

(a)  For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(c)  Total return does not reflect payment of a sales charge.

--------------------------------------------------------------------------------
31   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Report of Independent
                Registered Public Accounting Firm

THE BOARD AND SHAREHOLDERS

AXP SPECIAL TAX-EXEMPT SERIES TRUST

We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of AXP Insured Tax-Exempt Fund (a fund within AXP Special Tax-Exempt Series Trust) as of June 30, 2004, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period ended June 30, 2004, and the financial highlights for each of the years in the five-year period ended June 30, 2004. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2004 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AXP Insured Tax-Exempt Fund as of June 30, 2004, and the results of its operations, changes in its net assets and the financial highlights for each of the periods stated in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Minneapolis, Minnesota

August 20, 2004

--------------------------------------------------------------------------------
32   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Federal Income Tax Information

(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on your year-end statement.

AXP Insured Tax-Exempt Fund
Fiscal year ended June 30, 2004

Class A

Income distributions -- 98.72% are tax-exempt.

Payable date                                                      Per share
July 24, 2003                                                      $0.01622
Aug. 22, 2003                                                       0.01548
Sept. 22, 2003                                                      0.01659
Oct. 23, 2003                                                       0.01638
Nov. 21, 2003                                                       0.01548
Dec. 22, 2003                                                       0.01637
Jan. 26, 2004                                                       0.01819
Feb. 25, 2004                                                       0.01550
March 26, 2004                                                      0.01474
April 26, 2004                                                      0.01495
May 26, 2004                                                        0.01539
June 25, 2004                                                       0.01543
Total                                                              $0.19072

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 2003                                                      $0.05692
Total distributions                                                $0.24764

--------------------------------------------------------------------------------
33   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class B

Income distributions -- 98.72% are tax-exempt.

Payable date                                                      Per share
July 24, 2003                                                      $0.01263
Aug. 22, 2003                                                       0.01224
Sept. 22, 2003                                                      0.01310
Oct. 23, 2003                                                       0.01287
Nov. 21, 2003                                                       0.01219
Dec. 22, 2003                                                       0.01282
Jan. 26, 2004                                                       0.01419
Feb. 25, 2004                                                       0.01211
March 26, 2004                                                      0.01127
April 26, 2004                                                      0.01146
May 26, 2004                                                        0.01209
June 25, 2004                                                       0.01214
Total                                                              $0.14911

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 2003                                                      $0.05692
Total distributions                                                $0.20603

Class C

Income distributions -- 98.72% are tax-exempt.

Payable date                                                      Per share
July 24, 2003                                                      $0.01262
Aug. 22, 2003                                                       0.01222
Sept. 22, 2003                                                      0.01310
Oct. 23, 2003                                                       0.01286
Nov. 21, 2003                                                       0.01218
Dec. 22, 2003                                                       0.01282
Jan. 26, 2004                                                       0.01419
Feb. 25, 2004                                                       0.01220
March 26, 2004                                                      0.01127
April 26, 2004                                                      0.01145
May 26, 2004                                                        0.01210
June 25, 2004                                                       0.01216
Total                                                              $0.14917

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 2003                                                      $0.05692
Total distributions                                                $0.20609

--------------------------------------------------------------------------------
34   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Class Y

Income distributions -- 98.72% are tax-exempt.

Payable date                                                      Per share
July 24, 2003                                                      $0.01728
Aug. 22, 2003                                                       0.01637
Sept. 22, 2003                                                      0.01751
Oct. 23, 2003                                                       0.01748
Nov. 21, 2003                                                       0.01641
Dec. 22, 2003                                                       0.01744
Jan. 26, 2004                                                       0.01923
Feb. 25, 2004                                                       0.01641
March 26, 2004                                                      0.01572
April 26, 2004                                                      0.01599
May 26, 2004                                                        0.01652
June 25, 2004                                                       0.01622
Total                                                              $0.20258

Capital gain distribution -- taxable as long-term capital gain.

Payable date                                                      Per share
Dec. 22, 2003                                                      $0.05692
Total distributions                                                $0.25950

Source of distributions

For dividends paid by the Fund to be tax-exempt the Fund must have at least 50% of its assets in tax-exempt obligations at the end of each fiscal quarter.

Federal taxation

Tax-exempt distributions are exempt from federal income taxes and should not be included in shareholders' gross income. The income from this Fund is subject to the alternative minimum tax (AMT). The AMT percentage as of June 30, 2004 was 10.02%.

Other taxation

Tax-exempt distributions may be subject to state and local taxes. Each shareholder should consult a tax advisor about reporting this income for state and local tax purposes.

--------------------------------------------------------------------------------
35   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Source of income by state

Percentages of income from municipal securities earned by the Fund from various states during the fiscal year ended June 30, 2004 are listed below.

Alabama                       3.753%        Nebraska                      0.338%
Alaska                        1.288         Nevada                        1.023
Arizona                       1.625         New Jersey                    0.003
Arkansas                      0.146         New Mexico                    0.320
California                   14.616         New York                      8.331
Colorado                      2.112         North Carolina                1.238
Delaware                      0.297         Ohio                          3.267
Florida                       4.939         Oklahoma                      0.751
Georgia                       3.036         Oregon                        0.511
Hawaii                        0.690         Pennsylvania                  3.981
Illinois                      6.372         Puerto Rico                   3.730
Indiana                       2.140         Rhode Island                  0.376
Kansas                        0.358         South Carolina                1.392
Kentucky                      0.314         Tennessee                     1.529
Louisiana                     0.807         Texas                        10.388
Maine                         1.097         Utah                          0.568
Massachusetts                 4.008         Virginia                      2.355
Michigan                      1.914         Washington                    3.977
Mississippi                   0.306         Washington, D.C.              1.239
Missouri                      2.537         Wisconsin                     0.409
Montana                       1.643         Wyoming                       0.276

--------------------------------------------------------------------------------
36   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Fund Expenses Example

(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2004.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owing different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
37   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

                                                        Beginning                Ending                    Expenses paid
                                                       account value          account value               during the period
                                                       Jan. 1, 2004           June 30, 2004          Jan. 1, 2004-June 30, 2004
Class A
  Actual(e)                                              $1,000                $  987.40                    $4.10(a)
  Hypothetical (5% return before expenses)               $1,000                $1,020.74                    $4.17(a)
Class B
  Actual(e)                                              $1,000                $  983.70                    $7.84(b)
  Hypothetical (5% return before expenses)               $1,000                $1,016.96                    $7.97(b)
Class C
  Actual(e)                                              $1,000                $  983.80                    $7.84(c)
  Hypothetical (5% return before expenses)               $1,000                $1,016.96                    $7.97(c)
Class Y
  Actual(e)                                              $1,000                $  988.40                    $2.87(d)
  Hypothetical (5% return before expenses)               $1,000                $1,021.98                    $2.92(d)

(a) Expenses are equal to the Fund's Class A annualized expense ratio of 0.83%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b) Expenses are equal to the Fund's Class B annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(c) Expenses are equal to the Fund's Class C annualized expense ratio of 1.59%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(d) Expenses are equal to the Fund's Class Y annualized expense ratio of 0.58%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(e)  (1.26%) for Class A, (1.63%) for Class B, (1.62%) for Class C and (1.16%)
     for Class Y for the six months ended June 30, 2004.

--------------------------------------------------------------------------------
38   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Board Members and Officers

Shareholders elect a board that oversees the Fund's operations. The board appoints officers who are responsible for day-to-day business decisions based on policies set by the board.

The following is a list of the Fund's board members. Each member oversees 14 Master Trust portfolios and 87 American Express mutual funds. Board members serve until the next regular shareholders' meeting or until he or she reaches the mandatory retirement age established by the board.

Independent Board Members

Name, address, age              Position held  with   Principal occupation during       Other directorships
                                Fund and length of    past five years
                                service
------------------------------- --------------------- --------------------------------- --------------------------------
Arne H. Carlson                 Board member  since   Chair, Board Services
901 S. Marquette Ave.           1999                  Corporation (provides
Minneapolis, MN 55402                                 administrative services to
Age 69                                                boards). Former Governor  of
                                                      Minnesota
------------------------------- --------------------- --------------------------------- --------------------------------
Philip J. Carroll, Jr.          Board member  since   Retired Chairman and CEO,         Scottish Power PLC, Vulcan
901 S. Marquette Ave.           2002                  Fluor Corporation (engineering    Materials Company, Inc.
Minneapolis, MN 55402                                 and construction) since 1998      (construction
Age 66                                                                                  materials/chemicals)
------------------------------- --------------------- --------------------------------- --------------------------------
Livio D. DeSimone               Board member  since   Retired Chair of the Board and    Cargill, Incorporated
30 Seventh Street East          2001                  Chief Executive Officer,          (commodity merchants and
Suite 3050                                            Minnesota Mining and              processors), General Mills,
St. Paul, MN 55101-4901                               Manufacturing (3M)                Inc. (consumer foods), Vulcan
Age 70                                                                                  Materials Company
                                                                                        (construction materials/
                                                                                        chemicals), Milliken & Company
                                                                                        (textiles and chemicals), and
                                                                                        Nexia Biotechnologies, Inc.
------------------------------- --------------------- --------------------------------- --------------------------------
Anne P. Jones                   Board member  since   Attorney and Consultant
901 S. Marquette Ave.           1985
Minneapolis, MN 55402
Age 69
------------------------------- --------------------- --------------------------------- --------------------------------
Stephen R. Lewis, Jr.*          Board member  since   Retired President and Professor   Valmont Industries, Inc.
901 S. Marquette Ave.           2002                  of Economics, Carleton College    (manufactures irrigation
Minneapolis, MN 55402                                                                   systems)
Age 65
------------------------------- --------------------- --------------------------------- --------------------------------

* Interested person of AXP Partners International Aggressive Growth Fund by reason of being a security holder of FleetBoston Financial Corporation, parent company of Columbia Wanger Asset Management, L.P., one of the fund's subadvisers.

--------------------------------------------------------------------------------
39   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

Independent Board Members (continued)

Name, address, age              Position held  with   Principal occupation during       Other directorships
                                Fund and length of    past five years
                                service
------------------------------- --------------------- --------------------------------- --------------------------------
Alan K. Simpson                 Board member  since   Former three-term United States
1201 Sunshine Ave.              1997                  Senator for Wyoming
Cody, WY 82414
Age 72
------------------------------- --------------------- --------------------------------- --------------------------------
Alison Taunton-Rigby            Board member since    Founder and Chief Executive
901 S. Marquette Ave.           2002                  Officer, RiboNovix, Inc. since
Minneapolis, MN 55402                                 2004; President, Forester
Age 60                                                Biotech since 2000; prior to
                                                      that, President and CEO, Aquila
                                                      Biopharmaceuticals, Inc.
------------------------------- --------------------- --------------------------------- --------------------------------

Board Member Affiliated with AEFC**

Name, address, age              Position held  with   Principal occupation during       Other directorships
                                Fund and length of    past five years
                                service
------------------------------- --------------------- --------------------------------- --------------------------------
William F. Truscott             Board member  since   Senior Vice President - Chief
53600 AXP Financial Center      2001,  Vice           Investment Officer of AEFC
Minneapolis, MN 55474           President  since      since 2001. Former Chief
Age 43                          2002                  Investment Officer and Managing
                                                      Director, Zurich Scudder
                                                      Investments
------------------------------- --------------------- --------------------------------- --------------------------------

** Interested person by reason of being an officer, director and/or employee of AEFC.

--------------------------------------------------------------------------------
40   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

The board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the board. In addition to Mr. Truscott, who is vice president, the Fund's other officers are:

Other Officers

Name, address, age              Position held  with   Principal occupation during past   Other directorships
                                Fund and length of    five years
                                service
------------------------------- --------------------- ---------------------------------- --------------------------------
Jeffrey P. Fox                  Treasurer since       Vice President - Investment
50005 AXP Financial Center      2002                  Accounting, AEFC, since 2002;
Minneapolis, MN 55474                                 Vice President - Finance,
Age 49                                                American Express Company,
                                                      2000-2002;  Vice President -
                                                      Corporate Controller, AEFC,
                                                      1996-2000
------------------------------- --------------------- ---------------------------------- --------------------------------
Paula R. Meyer                  President since       Senior Vice President and
596 AXP Financial Center        2002                  General Manager - Mutual Funds,
Minneapolis, MN 55474                                 AEFC, since 2002; Vice President
Age 50                                                and Managing Director - American
                                                      Express Funds, AEFC, 2000-2002;
                                                      Vice President, AEFC,  1998-2000
------------------------------- --------------------- ---------------------------------- --------------------------------
Leslie L. Ogg                   Vice President,       President of Board Services
901 S. Marquette Ave.           General Counsel,      Corporation
Minneapolis, MN 55402           and Secretary
Age 65                          since 1978
------------------------------- --------------------- ---------------------------------- --------------------------------

The SAI has additional information about the Fund's directors and is available, without charge, upon request by calling (800) 862-7919.

Proxy Voting

The policy of the Board is to vote all proxies of the companies in which the Fund holds investments. The procedures are stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling
(800) 862-7919; by looking at the Web site americanexpress.com/funds; or by searching the Web site of the Securities and Exchange Commission http://www.sec.gov. You may view the Fund's voting record for all portfolio companies whose shareholders meetings were completed the previous quarter on americanexpress.com/funds or obtain a copy by calling the Fund's administrator, Board Services Corporation, collect at (612) 330-9283. In addition, after August 2004, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available at http://www.sec.gov.

--------------------------------------------------------------------------------
41   ---   AXP INSURED TAX-EXEMPT FUND   ---   2004 ANNUAL REPORT

(logo)
AMERICAN
 EXPRESS
(R)

American Express Funds
70100 AXP Financial Center
Minneapolis, MN 55474

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

Item 2. (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer. A copy of the code of ethics is filed as an exhibit to this form N-CSR.

         (b) During the period covered by this report, there were not any amendments to the provisions of the code of ethics adopted in 2(a) above.

         (c) During the period covered by this report, there were not any implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a).

Item 3. The Registrant's board of directors has determined that independent directors Livio D. DeSimone and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.    Principal Accountant Fees and Services

Fund - Related Fees

(a) Audit Fees. The fees paid for the years ended June 30, to KPMG LLP for professional services rendered for the audits of the annual financial statements for AXP Special Tax-Exempt Series Trust were as follows:

                        2003 - $109,652;                      2002 - $105,907

(b) Audit - Related Fees. The fees paid for the years ended June 30, to KPMG LLP for additional professional services rendered in connection with the registrant's security count pursuant to Rule 17f-2 for AXP Special Tax-Exempt Series Trust were as follows:

                        2003 - $254;                          2002 - $263

(c) Tax Fees. The fees paid for the years ended June 30, to KPMG LLP for tax compliance related services for AXP Special Tax-Exempt Series Trust were as follows:

                        2003 - $13,650;                       2002 - $12,900

(d) All Other Fees. The fees paid for the years ended June 30, to KPMG LLP for additional professional services rendered in connection to proxy filing for AXP Special Tax-Exempt Series Trust were as follows:

                        2003 - None;                           2002 - $17

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by KPMG LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2003 and 2002 were pre-approved by the audit committee with the exception of the 2002 tax fees.

(f)      Not applicable.

(g) Non-Audit Fees. The fees paid for the years ended June 30, by the registrant for non-audit services to KPMG LLP were as follows:

                        2003 - None;                          2002 - None

         The fees paid for the years ended June 30, to KPMG LLP by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2003 - $71,000;                       2002 - $164,000

(h) For the fees disclosed in item (g) above, 100% and 97% of the fees for services performed during 2003 and 2002, respectively, were pre-approved by the audit committee. The exception was a 2002 tax research request by the adviser on defaulted securities for $5,000. The amounts not pre-approved are compatible with maintaining KPMG LLP's independence.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 9.  Submission of matters to a vote of security holders. Not applicable.

Item 10. Controls and Procedures.

         (a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

         (b) At the date of filing this Form N-CSR, the registrant's Principal Executive Officer and Principal Financial Officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits.

         (a)(1) Code of ethics as applies to the Registrant's principal executive officer and principal financial officer, as required to be disclosed under Item 2 of Form N-CSR, is attached as Ex. 99.CODE ETH.

         (a)(2) Separate certification for the Registrant's principal executive officer and principal financial officer, as required by
         Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX.99.CERT.

         (a)(3) Not applicable.

         (b) A certification by the Registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX.99.906 CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                  AXP Special Tax-Exempt Series Trust


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 2, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          September 2, 2004




By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          September 2, 2004